SEMIANNUAL REPORT

================================================================================

[LOGO] NvestFunds(SM)
       Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

                                                        Nvest High Income Fund

                                                                 Where
                                                               The Best
                                                             Minds Meet(R)

-------------
June 30, 2000
-------------

                              PRESIDENT'S MESSAGE

================================================================================

                                                                     August 2000
--------------------------------------------------------------------------------

[PHOTO]
John T. Hailer
President and Chief
Executive Officer
Nvest Funds

"No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes."

In an effort to protect the U.S. economy from the specter of renewed inflation, the Federal Reserve Board has raised interest rates six times in the past 12 months -- three times during the first six months of 2000. Because higher interest rates cut into corporate profits and make financial assets less attractive, the markets have been undergoing a period of heightened volatility.

Your choice of investment tools

Investors react to volatility in different ways. Some seek safer harbors; others define risk as opportunity and add selectively to their portfolios. Regardless of which type of investor you may resemble, remember that Nvest funds cover a wide spectrum of investments, from conservative to aggressive. These include a comprehensive family of equity and fixed-income funds that may complement your current holdings, as well as funds that combine different investment styles in a single portfolio.

For example, Nvest Star funds' multi-manager approach can help you through periods of market volatility by offering you greater diversification than single-manager funds. Each Nvest Star fund is composed of four separate segments run by managers with distinct investment disciplines -- a strategy that allows investors to benefit from different investment styles and diversified portfolio holdings, seeking superior long-term results with reduced risk. We search for the strongest candidates to manage each segment, using approaches that complement one another in varying market conditions.

No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes.

Nvest is poised for global growth

As you may know, Nvest Companies is under agreement to be acquired by CDC Asset Management, a leading French institutional money management company and a major global financial institution. CDC's expertise in European stock and bond markets will be a resource for the premier U.S. investment management teams who manage our funds. Nvest Funds will continue to operate independently, but with broader resources to bring you attractive, innovative products and services. Since your vote will be required, you will receive proxy information in September. In the meantime, if you would like more information, you are welcome to call your financial representative or us, or visit our web site, www.nvestfunds.com.

                                                              /s/ John T. Hailer

--------------------------------------------------------------------------------
 NOT FDIC INSURED                MAY LOSE VALUE              NO BANK GUARANTEE
--------------------------------------------------------------------------------

                             NVEST HIGH INCOME FUND

================================================================================

                                        Investment Results Through June 30, 2000
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing Nvest High Income Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses, even if they could.

                                Growth of a $10,000 Investment in Class A Shares

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          June 1990 through June 2000

                        NAV           MSC         High Yield
        -----------------------------------------------------
         6/00        21,891        20,898        26,678
         6/99        22,716        21,694        27,043
         6/98        22,944        21,911        27,054
         6/97        20,607        19,679        24,294
         6/96        17,679        16,884        21,331
         6/95        16,200        15,471        19,448
         6/94        15,370        14,678        17,084
         6/93        14,752        14,088        16,499
         6/92        12,728        12,155        14,229
         6/91        10,176         9,718        11,432
         6/90        10,000         9,550        10,000





This illustration represents past performance and does not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Other classes of shares are available for which performance, fees, and expenses will differ. All results include reinvestment of dividends and capital gains.

                             NVEST HIGH INCOME FUND

================================================================================

                                         Average Annual Total Returns -- 6/30/00
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 Class A (Inception 2/22/84)             6 Months      1 Year    5 Years (4)    10 Years (4)
 Net Asset Value(1)                       -3.57%       -3.47%       6.24%          8.15%
 With Maximum Sales Charge(2)             -7.90        -7.78        5.27           7.65
-------------------------------------------------------------------------------------------------
 Class B (Inception 9/20/93)             6 Months      1 Year    5 Years (4)  Since Inception (4)
 Net Asset Value(1)                       -3.79%       -4.08%       5.53%          5.20%
 With CDSC(3)                             -8.36        -8.40        5.26           5.20
-------------------------------------------------------------------------------------------------
 Class C (Inception 3/2/98)              6 Months      1 Year  Since Inception
 Net Asset Value(1)                       -3.79%       -4.07%      -1.96%
 With CDSC(3)                             -4.71        -4.94       -1.96
-------------------------------------------------------------------------------------------------

                                                                                             Since       Since
                                                                                             Fund's      Fund's
                                                                                            Class B     Class C
 Comparative Performance                6 Months       1 Year      5 Years     10 Years    Inception   Inception
 Lehman High Yield Composite Index(5)     -1.21%       -1.03%       6.52%       10.31%       7.05%       -0.31%
 Morningstar High Yield Bond Average(6)   -1.74        -0.86        6.35         9.68        6.72        -0.32
 Lipper High Current Yield Average(7)     -1.66        -0.77        6.42         9.72        6.40        -2.41
----------------------------------------------------------------------------------------------------------------

These returns represent past performance and do not guarantee future results. Share price and returns will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown. The Fund's current subadviser began managing the Fund on July 1, 1996. Results for earlier periods reflect performance under previous subadvisers.

(1) These results include reinvestment of any dividends and capital gains, but do not include a sales charge.

(2) These results include reinvestment of any dividends and capital gains, and the maximum sales charge of 4.50%.

(3) These results include reinvestment of any dividends and capital gains. Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge applied when you sell shares. Class C share performance assumes a 1.00% CDSC when you sell shares within one year of purchase.

(4) This fund waived certain fees and expenses during the period indicated and the Fund's average annual total return would have been lower had these fees not been waived.

(5) Lehman High Yield Composite Index is an unmanaged index of fixed rate, coupon bearing, non-investment grade bonds. You may not invest directly in an index. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 2/28/98.

(6) Morningstar High Yield Bond Average is the average performance without sales charges of all mutual funds with a similar investment objectives as calculated by Morningstar, Inc.. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 2/28/98.

(7) Lipper High Current Yield Average is the average performance without sales charges of all mutual funds with a similar current investment style or objective as determined by Lipper Inc. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 2/28/98.

                             NVEST HIGH INCOME FUND

================================================================================

                                           Interview with Your Portfolio Manager
--------------------------------------------------------------------------------

On May 22, 2000, Michael Millhouse and Curt Mitchell of Loomis, Sayles & Company became co-managers of Nvest High Income Fund. Mr. Millhouse is Executive Vice President and Chief Investment Officer and Director, and Mr. Mitchell is a Vice President, Portfolio Manager and Manager of Fixed Income Trading at Loomis Sayles. Both worked alongside former manager Gary Goodenough and will continue to manage the Fund with the same investment strategy.

Q.   How did the Fund perform during the first half of 2000?

For the six months ended June 30, 2000, Nvest High Income Fund's Class A shares at net asset value had a total return of -3.57%. This return includes reinvested distributions of $0.45 per share. The Fund underperformed the -1.21% return of its benchmark, Lehman Brothers High Yield Composite Index, primarily as a result of disappointing results from the Fund's telecommunications holdings.

Q. What was the investment environment like, especially as it related to the Fund?

The markets for most corporate bonds were relatively illiquid throughout the period; it was difficult either to buy or sell securities and prices fell as a result. In particular, high-yield bonds reflected the volatility of the equity markets, as investors in both areas expressed indecision by retreating to the sidelines.

Higher short-term interest rates also played an important role in Nvest High Income Fund's performance. Investors were concerned that if the Federal Reserve Board succeeds in slowing the economy through repeated rate increases, companies that issue high-yield bonds might suffer more than better-financed enterprises. This concern over credit quality was heightened as the number of defaults among high-yield bonds began to rise. However, most recent defaults trace back to 1996-1998, a period when even marginal companies were able to find buyers for their securities. Our research-intensive approach to bond selection is designed to help us avoid weaker issuers.

Other trends affecting the high-yield market included buybacks and merger and acquisition activity. When a company uses cash or adds debt to purchase its own stock or to acquire another business, its ability to pay interest and redeem its bonds when they mature may come into question. Such companies risk having their bonds downgraded by the major rating agencies.

                             NVEST HIGH INCOME FUND

================================================================================

--------------------------------------------------------------------------------

Q.   Given that environment, what strategies did you pursue?

We added to sectors where we found improving conditions and increased the Fund's commitment to defensive holdings -- those that enjoy relatively steady revenue flows despite the ups and downs of the economy.

The energy industry is recovering from 1999's depressed levels, thanks to the tripling of oil prices in the past 18 months. Gas prices are also rising quickly and economic recovery overseas has added to demand. These industry trends and an aggressive program of building its natural gas reserves is enabling Swift Energy Company, an independent oil and gas company, to accelerate its capital expenditure program while increasing its cash reserves.

Cable television has evolved from novelty to utility, producing steady cash flows and solid earnings growth. Charter Communications and Adelphia Business Solutions, the nation's fourth and fifth largest cable operators, respectively, offer attractive upside potential as well as generous current yields. Some leading waste management companies are strengthening their balance sheets by paying down debt. We are taking advantage of the industry's strong defensive characteristics to add to such holdings as Allied Waste.

We eliminated holdings in sectors that may be vulnerable in an economic slowdown. For example, retailing, textiles and clothing and leisure activity could all be hurt if consumer confidence slows significantly.

In the Philippines and in Mexico we purchased corporate and government bonds payable in U.S. dollars. These nations' economies have been recovering smartly from the international market upheavals of 1998.

                            Portfolio Mix -- 6/30/00

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             BBB             2.8%
                             BB             16.8%
                             B              72.2%
                             CCC             6.8%

Portfolio holdings and asset allocation will vary.

                             NVEST HIGH INCOME FUND

================================================================================

--------------------------------------------------------------------------------

Q.   What factors hurt performance the most in the past six months?

The Fund's underperformance during the first half of 2000 is tied to its objective of seeking high current income. Since we emphasize high yields, Nvest High Income Fund's holdings emphasize lower quality bonds. Throughout the period, the markets were quality-conscious. The best returns came from higher quality securities.

Performance in the telecommunications sector was lackluster, at best, as companies were unable to attract adequate capital. Individual selections in the auto parts, heavy equipment leasing and manufacturing industries also fell short of our expectations during the first half of 2000.

                             Country Mix -- 6/30/00

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                         United States            81.6%
                         Mexico                   10.7%
                         United Kingdom            4.0%
                         Philippines               1.2%
                         Mauritius                 2.5%

Portfolio holdings and asset allocation will vary.

Q.   What is your current outlook?

We believe that higher interest rates will serve the Fed's intended purpose over the next few quarters, and that economic growth will slow but we see little near-term prospect of a recession. In our opinion, high-yield bond prices already reflect the prospect of a slowing economy. Furthermore, as investors compare the volatile stock market to the generous yields currently available on lower-quality bonds, we believe more investors will turn to the high-yield sector. Indeed, an improvement in investor confidence became apparent late in the period. As always, sector and issue selection will be keys to Nvest High Income Fund's performance.

This portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Nvest High Income Fund may invest in lower rated bonds, which may offer higher yields in return for more risk. It may also invest a portion of assets in foreign and emerging market securities, which have special risks. The Fund may also invest in U.S. government securities, which are guaranteed if held to maturity; mutual funds that invest in these securities are not. These risks effect your investment's value. See a prospectus for details.

                             PORTFOLIO COMPOSITION

================================================================================

Investments as of June 30, 2000
(unaudited)

Bonds and Notes -- 90.3% of Total Net Assets

                                                                                Ratings (c)
                                                                             -----------------
  Principal                                                                           Standard
   Amount     Description                                                    Moody's  & Poor's    Value (a)
------------------------------------------------------------------------------------------------------------
              Auto -- Parts 5.3%
$ 3,800,000   Advance Holding Corp., 0/12.875%, 4/15/2009 (d) ...............   B-       B-     $  1,615,000
  2,200,000   Advance Stores Co., Inc.,  10.250%, 4/15/2008 .................   Caa1     B-        1,826,000
  4,000,000   CSK Auto, Inc.,  11.000%, 11/01/2006 ..........................   B2       B         3,580,000
                                                                                                ------------
                                                                                                   7,021,000
                                                                                                ------------
              Broadcasting -- 8.3%
  9,000,000   Charter Communications Holdings, 0/9.920%, 4/01/2011 (d) ......   B2       B+        5,130,000
  9,390,000   Fox Family Worldwide, Inc., 0/10.25%, 11/01/2007 (d) ..........   B1       B         5,892,225
                                                                                                ------------
                                                                                                  11,022,225
                                                                                                ------------
              Chemicals -- 3.0%
  4,000,000   Lyondell Chemical Co.,  10.875%, 5/01/2009 ....................   B2       B+        3,990,000
                                                                                                ------------
              Electrical Equipment -- 2.0%
  2,750,000   Motors & Gears, Inc.,  10.750%, 11/15/2006 ....................   B3       B         2,660,625
                                                                                                ------------
              Energy -- 2.8%
  3,700,000   Swift Energy Co.,  10.250%, 8/01/2009 .........................   B2       B-        3,764,750
                                                                                                ------------
              Entertainment -- 0.9%
  6,000,000   AMF Bowling Worldwide, Inc., 0/12.250%, 3/15/2006 (d) .........   B3       CCC+      1,245,000
                                                                                                ------------
              Equipment Leasing -- 3.2%
  2,700,000   United Rentals, Inc.,  9.000%, 4/01/2009 ......................   B1       BB-       2,403,000
  2,000,000   United Rentals, Inc.,  9.250%, 1/15/2009 ......................   B1       BB-       1,815,000
                                                                                                ------------
                                                                                                   4,218,000
                                                                                                ------------
              Finance & Banking -- 0.9%
  1,250,000   Finova Capital Corp. Medium Term Note,  6.824%, 3/09/2001 .....   Baa2     BBB+      1,200,813
                                                                                                ------------
              Foreign Issues -- 18.3%
  1,500,000   Alestra SA de CV, 144A,  12.125%, 5/15/2006 ...................   B2       BB-       1,410,000
  5,000,000   Alestra SA de CV, 144A,  12.625%, 5/15/2009 ...................   B2       BB-       4,531,250
  3,250,000   Altos Hornos de Mexico SA de CV,  11.875%, 4/30/2004 (e) (f) ..   B3       D         1,308,125
  5,000,000   Dolphin Telecom PLC, 0/14.000%, 5/15/2009 (d) .................   Caa2     CCC+      1,775,000
  3,700,000   Euramax International PLC,  11.250%, 10/01/2006 ...............   B3       B         3,533,500
  1,750,000   Philippine Long Distance Telephone Co.,  10.500%, 4/15/2009 ...   Ba2      BB+       1,565,084
  4,500,000   Pindo Deli Finance Mauritius Ltd.,  10.250%, 10/01/2002 .......   B3       CCC+      3,251,250
  6,500,000   TFM SA, 0/11.750%, 6/15/2009 (d) ..............................   B2       B+        4,468,750
  2,000,000   United Mexican States,  11.500%, 5/15/2026 ....................   Baa3     BB+       2,410,000
                                                                                                ------------
                                                                                                  24,252,959
                                                                                                ------------


6               See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)

Bonds and Notes -- continued

                                                                                Ratings (c)
                                                                             -----------------
  Principal                                                                           Standard
   Amount     Description                                                    Moody's  & Poor's    Value (a)
------------------------------------------------------------------------------------------------------------
              Industrials -- 12.8%
$ 5,330,000   Continental Global Group, Inc.,  11.000%, 4/01/2007 ...........   B2       B-     $  1,559,025
  3,000,000   Formica Corp.,  10.875%, 3/01/2009 ............................   B3       B-        2,355,000
  11,000,000  Huntsman ICI Chemicals, 144A, Zero Coupon, 12/31/2009 .........   B3       B+        3,685,000
  2,750,000   RBF Finance Co.,  11.375%, 3/15/2009 ..........................   Ba3      BB-       2,997,500
  6,315,000   Stone Container Corp., 12.250%, 4/01/2002 .....................   B3       B-        6,346,575
                                                                                                ------------
                                                                                                  16,943,100
                                                                                                ------------
              Publishing -- 1.7%
  4,000,000   Liberty Group Publishing, Inc., 0/11.625%, 2/01/2009 (d) ......   Caa2     CCC+      2,240,000
                                                                                                ------------
              Restaurants -- 3.5%
  4,750,000   Dominos, Inc.,  10.375%, 1/15/2009 ............................   B3       B-        4,429,375
                                                                                                ------------
              Telecommunications -- 22.2%
  6,500,000   Intermedia Communications, Inc., 0/12.250%, 3/01/2009 (d) .....   B3       CCC+      3,981,250
  4,250,000   Nextel International, Inc., 0/12.125%, 4/15/2008 (d) ..........   Caa1     B-        2,783,750
  2,600,000   Nextel Partners, Inc., 0/14.000%, 2/01/2009 (d) ...............   B3       CCC+      1,807,000
  6,960,000   Nextlink Communications, Inc., 0/12.250%, 6/01/2009 (d) .......   B2       B         4,315,200
  1,500,000   Nextlink Communications, Inc.,  10.750%, 11/15/2008 ...........   B2       B         1,485,000
  3,500,000   NTL Communications Corp.,  11.500%, 10/01/2008 ................   B3       B-        3,500,000
  3,000,000   NTL, Inc., 0/9.750%, 4/01/2008 (d) ............................   B3       B-        1,882,500
  4,715,000   RCN Corp., 0/11.250%, 10/15/2007 (d) ..........................   B3       B-        2,946,875
  4,615,000   RCN Corp., 0/9.800%, 2/15/2008 (d) ............................   B3       B-        2,549,787
  2,400,000   Williams Communications Group, Inc.,  10.700%, 10/01/2007 .....   B2       BB-       2,394,000
  1,775,000   Williams Communications Group, Inc.,  10.875%, 10/01/2009 .....   B2       BB-       1,743,938
                                                                                                ------------
                                                                                                  29,389,300
                                                                                                ------------
              Utilities -- 2.2%
  2,957,679   Panda Funding Corp.,  11.625%, 8/20/2012 ......................   Ba3      BB-       2,913,314
                                                                                                ------------
              Waste Management -- 3.2%
  5,000,000   Allied Waste Industries, Inc.,  10.000%, 8/01/2009 ............   B2       B+        4,200,000
                                                                                                ------------
              Total Bonds and Notes (Identified Cost $141,143,133) ..........                    119,490,461
                                                                                                ------------


                 See accompanying notes to financial statements.               7

================================================================================

Investments as of June 30, 2000
(unaudited)

Common Stock 0.0%

            Shares   Description                                                                  Value (a)
------------------------------------------------------------------------------------------------------------
            1,750    Ameriking, Inc. (f) .....................................................  $     17,500
            1,237    Mothers Work, Inc. (f) ..................................................        13,916
                                                                                                ------------
                     Total Common Stock (Identified Cost $81,073) ............................        31,416
                                                                                                ------------

Preferred Stock -- 7.0%
------------------------------------------------------------------------------------------------------------
            3,463    Adelphia Business Solutions, Inc. 12.875%, 10/15/2007, (pay-in-kind) ....     3,185,576
          114,043    Ameriking, Inc. 13.000%, 12/01/2008, (pay-in-kind) ......................       940,855
           35,400    CSC Holdings, Inc. 11.125%, 04/01/2001, (pay-in-kind) ...................     3,734,700
           55,476    Liberty Group Publishing, Inc. 14.750%, 02/01/2010, (pay-in-kind) .......     1,206,598
           30,737    Nebco Evans Holding Co. 11.250%, 03/01/2008, (pay-in-kind) ..............        11,527
           15,000    Superior National Capital Trust, 144A, 10.75%, 12/1/2017, ...............       153,750
                                                                                                ------------
                     Total Preferred Stock (Identified Cost $13,051,407) .....................     9,233,006
                                                                                                ------------
                     Total Investments 97.3% (Identified Cost $154,275,613) (b) ..............   128,754,883
                     Other assets less liabilities ...........................................     3,559,597
                                                                                                ------------
                     Total Net Assets 100% ...................................................  $132,314,480
                                                                                                ============

     (a)  See Note 1a of Notes to the Financial Statements.

     (b)  Federal Tax Information: At June 30, 2000 the net unrealized depreciation on investments based on cost for federal income tax purposes of $154,275,613 was as follows:
          Aggregate gross unrealized appreciation for all investments in
          which  there is an  excess  of value  over tax cost ................................  $    855,872
          Aggregate gross unrealized depreciation for all investments in
          which there is an excess of tax cost over value ....................................   (26,376,602)
                                                                                                ------------
          Net unrealized depreciation ........................................................  $(25,520,730)
                                                                                                ============

          At December 31, 1999 the fund had a net tax basis capital loss carryover of $1,938,176 of which $1,019,386 expires on December 31, 2004 and $918,790 expires on December 31, 2007. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     (c) The ratings shown are believed to be the most recent ratings available at June 30, 2000. Securities are generally rated at the time of issuance. The rating agencies may revise their rating from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 2000. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

     (d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.

     (e)  Issuer filed petition under Chapter 11 of Federal Bankruptcy Code.

     (f)  Non-income producing security.

   144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,780,000 or 7.4% of net assets.


8                See accompanying notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES

================================================================================

June 30, 2000
(unaudited)

ASSETS
  Investments at value (Identified cost $154,275,613) ........................                   $ 128,754,883
  Cash .......................................................................                          20,604
  Investment held as collateral for loaned securities ........................                      22,278,180
  Receivable for:
    Fund shares sold .........................................................                         182,635
    Securities sold ..........................................................                       3,057,604
    Dividends and interest ...................................................                       2,570,994
                                                                                                 -------------
                                                                                                   156,864,900
LIABILITIES
  Payable for:
    Collateral on securities loaned, at value ................................  $  22,278,180
    Securities purchased .....................................................      1,202,959
    Fund shares redeemed .....................................................        337,706
    Dividends declared .......................................................        639,452
  Accrued expenses:
    Management fees ..........................................................          7,477
    Deferred trustees' fees ..................................................         12,940
    Accounting and administrative ............................................          3,981
    Other ....................................................................         67,725
                                                                                -------------
                                                                                                    24,550,420
                                                                                                 -------------
NET ASSETS ...................................................................                   $ 132,314,480
                                                                                                 =============
  Net Assets consist of:
    Paid in capital ..........................................................                   $ 168,995,461
    Overdistributed net investment income ....................................                        (551,851)
    Accumulated net realized gains (losses) ..................................                     (10,608,400)
    Unrealized appreciation (depreciation) on investments ....................                     (25,520,730)
                                                                                                 -------------

NET ASSETS ...................................................................                   $ 132,314,480
                                                                                                 =============
Computation of net asset value and offering price:

Net asset value and redemption price of Class A shares
  ($63,109,558 / 8,333,243  shares of beneficial interest) ...................                      $     7.57
                                                                                                    ==========

Offering price per share (100 / 95.50 of $7.57) ..............................                      $     7.93*
                                                                                                    ==========

Net asset value and offering price of Class B shares
  ($61,820,305 / 8,157,261  shares of beneficial interest) ...................                      $     7.58**
                                                                                                    ==========

Net asset value and offering price of Class C shares
  ($7,384,617 / 974,721 shares of beneficial interest) .......................                      $     7.58**
                                                                                                    ==========

*    Based upon single purchases of less than $100,000.
     Reduced sales charges apply for purchases in excess of this amount.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


                 See accompanying notes to financial statements.               9

                             STATEMENT OF OPERATIONS

================================================================================

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
  Dividends ..............................................................                      $    689,856
  Interest ...............................................................                         7,719,631
  Securities lending income ..............................................                            29,575
                                                                                                ------------
                                                                                                   8,439,062
  Expenses
    Management fees ......................................................      $    486,395
    Service fees - Class A ...............................................            82,749
    Service and distribution fees - Class B ..............................           323,087
    Service and distribution fees - Class C ..............................            40,773
    Trustees' fees and expenses ..........................................             6,073
    Accounting and administrative ........................................            21,885
    Custodian ............................................................            40,451
    Transfer agent .......................................................           124,197
    Audit and tax services ...............................................            22,889
    Legal ................................................................             3,180
    Printing .............................................................            14,815
    Registration .........................................................            24,482
    Miscellaneous ........................................................             6,325
                                                                                ------------
  Total expenses .........................................................                         1,197,301
                                                                                                ------------
  Net investment income ..................................................                         7,241,761
                                                                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Realized gain (loss) on investments - net ..............................                        (4,081,713)
  Unrealized appreciation (depreciation) on investments - net ............                        (8,645,164)
                                                                                                ------------
  Net gain (loss) on investment transactions .............................                       (12,726,877)
                                                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................                      $ (5,485,116)
                                                                                                ============


10                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

================================================================================

June 30, 2000
(unaudited)

                                                                                            Year Ended            Six Months Ended
                                                                                           December 31,               June 30,
                                                                                               1999                     2000
                                                                                          -------------            -------------
FROM OPERATIONS

  Net investment income ..........................................................        $  15,253,382            $   7,241,761
  Net realized gain (loss) on investments ........................................           (5,350,213)              (4,081,713)
  Net unrealized appreciation (depreciation) on investments ......................           (4,841,831)              (8,645,164)
                                                                                          -------------            -------------
  Increase (decrease) in net assets from operations ..............................            5,061,338               (5,485,116)
                                                                                          -------------            -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ......................................................................           (7,920,629)              (3,675,174)
    Class B ......................................................................           (6,647,632)              (3,351,792)
    Class C ......................................................................             (921,961)                (422,229)
  In excess of net investment income
    Class A ......................................................................              (68,380)                       0
    Class B ......................................................................              (57,390)                       0
    Class C ......................................................................               (7,960)                       0
                                                                                          -------------            -------------
                                                                                            (15,623,952)              (7,449,195)
                                                                                          -------------            -------------
INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM CAPITAL SHARE TRANSACTIONS ........................................           23,429,833               (8,695,836)
                                                                                          -------------            -------------
Total increase (decrease) in net assets ..........................................           12,867,219              (21,630,147)

NET ASSETS
  Beginning of the period ........................................................          141,077,408              153,944,627
                                                                                          -------------            -------------
  End of the period ..............................................................        $ 153,944,627            $ 132,314,480
                                                                                          =============            =============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period ..............................................................        $    (344,417)           $    (551,851)
                                                                                          =============            =============


                 See accompanying notes to financial statements.              11

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                                            Class A
                                                            ---------------------------------------------------------------------
                                                                                                                       Six Months
                                                                             Year Ended December 31,                      Ended
                                                            --------------------------------------------------------    June 30,
                                                              1995        1996        1997        1998        1999        2000
                                                            --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of the Period ................   $   8.89    $   8.98    $   9.42    $   9.94    $   8.86    $   8.30
                                                            --------    --------    --------    --------    --------    --------
Income From Investment Operations
Net Investment Income ...................................       0.88        0.84        0.87        0.92        0.89        0.43
Net Realized and Unrealized Gain (Loss) on
  Investments ...........................................       0.13        0.44        0.52       (1.08)      (0.54)      (0.71)
                                                            --------    --------    --------    --------    --------    --------
Total From Investment Operations ........................       1.01        1.28        1.39       (0.16)       0.35       (0.28)
                                                            --------    --------    --------    --------    --------    --------
Less Distributions
Dividends From Net Investment Income ....................      (0.88)      (0.83)      (0.87)      (0.92)      (0.90)      (0.45)
Distributions in Excess of Net Investment Income ........      (0.04)      (0.01)       0.00        0.00       (0.01)       0.00
                                                            --------    --------    --------    --------    --------    --------
Total Distributions .....................................      (0.92)      (0.84)      (0.87)      (0.92)      (0.91)      (0.45)
                                                            --------    --------    --------    --------    --------    --------
Net Asset Value, End of the Period ......................   $   8.98    $   9.42    $   9.94    $   8.86    $   8.30    $   7.57
                                                            ========    ========    ========    ========    ========    ========
Total Return (%) (a) ....................................       11.8        14.9        15.4        (1.8)        4.0        (3.6)
Ratio of Operating Expenses to Average Net Assets (%) (b)       1.60        1.53        1.36        1.32        1.28        1.33(c)
Ratio of Net Investment Income to Average Net Assets (%)        9.71        9.32        9.03        9.81       10.22       10.81(c)
Portfolio Turnover Rate .................................         30         134          99          75          89          33
Net Assets, End of the Period (000) .....................   $ 39,148    $ 42,992    $ 62,739    $ 73,023    $ 74,589    $ 63,110

The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisors, L.P.
Effective July 1, 1996 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.

(a)  A sales charge is not reflected in total return calculations.

(b)  The ratio of operating expenses to average net assets without giving effect to voluntary expense limitations in effect in 1995 and 1996 would have been
     (%) ................................................       1.72        1.69          --          --          --          --

(c)  Computed on an annualized basis.


12                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                                            Class B
                                                            ---------------------------------------------------------------------
                                                                                                                       Six Months
                                                                             Year Ended December 31,                      Ended
                                                            --------------------------------------------------------    June 30,
                                                              1995        1996        1997        1998        1999        2000
                                                            --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of the Period ................   $   8.88    $   8.98    $   9.42    $   9.93    $   8.85    $   8.30
                                                            --------    --------    --------    --------    --------    --------
Income From Investment Operations
Net Investment Income ...................................       0.83        0.79        0.80        0.85        0.82        0.40
Net Realized and Unrealized Gain (Loss) on
  Investments ...........................................       0.13        0.42        0.51       (1.08)      (0.53)      (0.70)
                                                            --------    --------    --------    --------    --------    --------
Total From Investment Operations ........................       0.96        1.21        1.31       (0.23)       0.29       (0.30)
                                                            --------    --------    --------    --------    --------    --------
Less Distributions
Dividends From Net Investment Income ....................      (0.81)      (0.76)      (0.80)      (0.85)      (0.83)      (0.42)
Distributions in Excess of Net Investment Income ........      (0.05)      (0.01)       0.00        0.00       (0.01)       0.00
                                                            --------    --------    --------    --------    --------    --------
Total Distributions .....................................      (0.86)      (0.77)      (0.80)      (0.85)      (0.84)      (0.42)
                                                            --------    --------    --------    --------    --------    --------
Net Asset Value, End of the Period ......................   $   8.98    $   9.42    $   9.93    $   8.85    $   8.30    $   7.58
                                                            ========    ========    ========    ========    ========    ========
Total Return (%) (a) ....................................       11.2        14.1        14.4        (2.5)        3.3        (3.8)
Ratio of Operating Expenses to Average Net Assets (%) (b)       2.25        2.19        2.11        2.07        2.03        2.08(c)
Ratio of Net Investment Income to Average Net Assets (%)        8.96        8.33        8.28        9.06        9.47       10.07(c)
Portfolio Turnover Rate .................................         30         134          99          75          89          33
Net Assets, End of the Period (000) .....................   $ 10,625    $ 17,767    $ 42,401    $ 60,322    $ 70,218    $ 61,820

The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisors, L.P.
Effective July 1, 1996 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.

(a) A contingent deferred sales charge is not reflected in total return calculations.

(b)  The ratio of operating expenses to average net assets without giving effect to voluntary expense limitations in effect in 1995 and 1996 would have been
     (%) ................................................       2.37        2.35          --          --          --          --

(c)  Computed on an annualized basis.


                 See accompanying notes to financial statements.              13

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                                          Class C
                                                                    --------------------------------------------------
                                                                     March 2(a)              Year           Six Months
                                                                      through               Ended             Ended
                                                                    December 31,         December 31,        June 30,
                                                                     ---------            ---------         ---------
                                                                        1998                 1999              2000
                                                                     ---------            ---------         ---------
Net Asset Value, Beginning of the Period .......................     $    9.96            $    8.85         $    8.30
                                                                     ---------            ---------         ---------
Income From Investment Operations
Net Investment Income ..........................................          0.69                 0.82              0.40
Net Realized and Unrealized Gain (Loss) on Investments .........         (1.08)               (0.53)            (0.70)
                                                                     ---------            ---------         ---------
Total From Investment Operations ...............................         (0.39)                0.29             (0.30)
                                                                     ---------            ---------         ---------
Less Distributions
Distributions From Net Investment Income .......................         (0.72)               (0.83)            (0.42)
Distributions in Excess of Net Investment Income ...............          0.00                (0.01)             0.00
                                                                     ---------            ---------         ---------
Total Distributions ............................................         (0.72)               (0.84)            (0.42)
                                                                     ---------            ---------         ---------
Net Asset Value, End of the Period .............................     $    8.85            $    8.30         $    7.58
                                                                     =========            =========         =========
Total Return (%) (b) ...........................................          (4.1)                 3.3              (3.8)
Ratio of Operating Expenses to Average Net Assets (%) ..........          2.07(c)              2.03              2.08(c)
Ratio of Net Investment Income to Average Net Assets (%) .......          9.06(c)              9.47             10.07(c)
Portfolio Turnover Rate ........................................            75                   89                33
Net Assets, End of the Period (000) ............................     $   7,732            $   9,138         $   7,385

The subadviser to the Fund prior to July 1, 1996 was Back Bay Advisors, L.P. Effective July 1, 1996 Loomis, Sayles & Company, L.P. became the subadviser to the Fund.

(a)  Commencement of operations.

(b) A contingent deferred sales charge is not reflected in total return calculations.

(c)  Computed on an annualized basis.


14                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

1. Significant Accounting Policies. The Fund is a series of Nvest Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser, and subadviser, under the supervision of the Fund's Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and/or market discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

c. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

d. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to capital loss carryforwards and post October losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts.

e. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. Purchases and Sales of Securities. For the six months ended June 30, 2000 purchases and sales of securities (excluding short-term investments) were $44,703,739 and $44,173,771, respectively.

3a. Management Fees and Other Transactions with Affiliates. The Fund pays gross management fees to its investment adviser, Nvest Funds Management, L.P. ("Nvest Management") at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets and 0.65% of such assets in excess of $200 million, reduced by the payment to the Fund's investment subadviser Loomis, Sayles & Company L.P. ("Loomis Sayles") at the rate of 0.35% of the first $200 million of the Fund's average daily net assets and 0.30% of such assets in excess of $200 million of the Fund's average daily net assets. Certain officers and directors of Nvest Management are also officers or Trustees of the Fund. Nvest Management and Loomis Sayles are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company (see Note
9).

Fees earned by Nvest Management and Loomis Sayles under the management agreements in effect during the six months ended June 30, 2000 are as follows:

         Fees Earned
         -----------
         Nvest  Management          $ 243,198
         Loomis Sayles                243,197
                                    ---------
                                    $ 486,395
                                    =========

The effective annualized management fee for the six months ended June 30, 2000 was 0.70%.

b. Accounting and Administrative Expense. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund pays NSC a

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

group fee for these services equal to the annual rate of 0.035% of the first $5 billion of Nvest Funds' average daily net assets, 0.0325% of the next $5 billion of the Nvest Funds' average daily net assets, and 0.03% of the Nvest Funds' average daily net assets in excess of $10 billion. For the six months ended June 30, 2000, these expenses amounted to $21,885, and are shown separately in the financial statements as accounting and administrative. The effective annualized accounting and administrative expense for the six months ended June 30, 2000 was 0.034%.

c. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plan relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays Nvest Funds Distributor, L.P. ("Nvest Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $82,749 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays Nvest Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $80,772 and $10,193 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays Nvest Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 2000, the Fund paid Nvest Funds $242,315 and $30,580 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to Nvest Funds by investors in shares of the Fund during the six months ended June 30, 2000 amounted to $334,719.

d. Transfer Agent Fees. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services ("BFDS") serves as a sub-transfer agent for the Fund. NSC receives account fees for Class A, Class B and Class C shareholder accounts. NSC and BFDS are also reimbursed by the Fund for out-of-pocket expenses. For the six months ended June 30, 2000, the Fund paid NSC $91,713 as compensation for its services as transfer agent.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Nvest Management, Nvest Funds, Nvest, NSC or their affiliates. Each other

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund or certain other Nvest Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

4. Concentration of Credit; Lower Rated Securities. The Fund invests in securities offering high current income which generally will be rated below investment grade by recognized rating agencies. Certain of these lower rated securities are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and generally involve more credit risk than securities in higher rating categories. In addition, the trading market for lower rated securities may be less liquid than the market for higher-rated securities.

5. Capital Shares. At June 30, 2000 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C. Transactions in capital shares were as follows:

                                                                       Year Ended                           Six Months
                                                                    December 31, 1999                  Ended June 30, 2000
                                                               ---------------------------         ---------------------------
Class A                                                          Shares          Amount              Shares          Amount
-------                                                        ---------      ------------         ---------      ------------
Shares sold ................................................   2,776,755      $ 24,331,756         1,189,844      $  9,412,267
Shares issued in connection with the reinvestment of:
  Dividends from net investment income .....................     596,642         5,169,476           296,550         2,309,474
                                                               ---------      ------------         ---------      ------------
                                                               3,373,397        29,501,232         1,486,394        11,721,741
Shares repurchased .........................................  (2,630,575)      (22,779,736)       (2,141,599)      (17,046,901)
                                                               ---------      ------------         ---------      ------------
Net increase (decrease) ....................................     742,822      $  6,721,496          (655,205)     $ (5,325,160)
                                                               ---------      ------------         ---------      ------------

                                                                       Year Ended                           Six Months
                                                                    December 31, 1999                  Ended June 30, 2000
                                                               ---------------------------         ---------------------------
Class B                                                          Shares          Amount              Shares          Amount
-------                                                        ---------      ------------         ---------      ------------
Shares sold ................................................   3,309,644      $ 29,017,220         1,023,572      $  8,045,178
Shares issued in connection with the reinvestment of:
  Dividends from net investment income .....................     307,591         2,663,895           165,394         1,288,840
                                                               ---------      ------------         ---------      ------------
                                                               3,617,235        31,681,115         1,188,966         9,334,018
Shares repurchased .........................................  (1,975,114)      (17,078,385)       (1,486,860)      (11,715,412)
                                                               ---------      ------------         ---------      ------------
Net increase (decrease) ....................................   1,642,121      $ 14,602,730          (297,894)     $ (2,381,394)
                                                               ---------      ------------         ---------      ------------

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

                                                                         Year Ended                           Six Months
                                                                      December 31, 1999                  Ended June 30, 2000
                                                                 ---------------------------         ---------------------------
  Class C                                                          Shares          Amount              Shares          Amount
  -------                                                        ---------      ------------         ---------      ------------
  Shares sold ................................................     490,356      $  4,353,871           138,382      $  1,098,304
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income .....................      62,774           533,304            33,878           264,046
                                                                 ---------      ------------         ---------      ------------
                                                                   553,130         4,887,175           172,260         1,362,350
  Shares repurchased .........................................    (325,690)       (2,781,568)         (298,401)       (2,351,632)
                                                                 ---------      ------------         ---------      ------------
  Net increase (decrease) ....................................     227,440      $  2,105,607          (126,141)     $   (989,282)
                                                                 ---------      ------------         ---------      ------------

Increase derived from capital shares transactions ............   2,612,383      $ 23,429,833        (1,079,240)     $ (8,695,836)
                                                                 =========      ============        ==========      ============

6. Line of Credit. The Fund along with the other portfolios that comprise the Nvest Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 3, 2000. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended June 30, 2000.

7. Security Lending. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 2000 the Fund had on loan securities having a market value of $21,718,629 collateralized by cash in the amount of $22,278,180 which was invested in a short-term instrument.

8. Concentration of Risk. The Fund had the following geographic concentration in excess of 10% of its total net assets at June 30, 2000: Mexico 10.7 % and United States 81.6%. The Fund pursues its objectives by investing in domestic and foreign securities. There are certain risks involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

9. Subsequent Event. Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Nvest Funds or the investment management activities of the Funds' investment advisers or subadvisers.

Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest affiliates. Consequently, it is anticipated that the Nvest affiliates will seek approval of new agreements from the Board of Trustees and shareholders prior to the consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

================================================================================

                          NVEST MUNICIPAL INCOME FUND
                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
              NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

                        Supplement dated August 21, 2000
    to Nvest Bond Funds Prospectus Classes A, B and C and Nvest Massachusetts Tax Free Income Fund and Nvest Intermediate Term Tax Free Fund of California
                      Prospectuses, each dated May 1, 2000


John Maloney has become co-manager of the Funds, joining James Welch. Mr. Maloney, Vice President at Back Bay Advisors, has been with the company since 1989. Mr. Maloney has a B.A. in Economics from the University of Massachusetts and has 17 years of investment experience.

                                   NVEST FUNDS

================================================================================


      LARGE-CAP EQUITY FUNDS                GLOBAL/INTERNATIONAL EQUITY
        Capital Growth Fund                     Star Worldwide Fund
        Kobrick Growth Fund                  International Equity Fund
           Growth Fund
      Growth and Income Fund                  CORPORATE INCOME FUNDS
           Balanced Fund                 Short Term Corporate Income Fund
          Star Value Fund                        Bond Income Fund
                                                 High Income Fund
       ALL-CAP EQUITY FUNDS                   Strategic Income Fund
        Star Advisers Fund
       Kobrick Capital Fund                  GOVERNMENT INCOME FUNDS
          Bullseye Fund                 Limited Term U.S. Government Fund
        Equity Income Fund                  Government Securities Fund

      SMALL-CAP EQUITY FUNDS                    MONEY MARKET FUNDS*
        Star Small Cap Fund                    Cash Management Trust
   Kobrick Emerging Growth Fund           Tax Exempt Money Market Trust

                                    * Investments in money market funds are not
                                      insured or guaranteed by the FDIC or any
                                                 government agency.


                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund


To learn more, and for a free prospectus, contact your financial representative.

                    Visit our Web site at www.nvestfunds.com
                          Nvest Funds Distributor, L.P.
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

     This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

     Nvest Funds Distributor, L.P, and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

[LOGO] Nvest Funds(SM)
       Where The Best Minds Meet(R)



          HP58-0600
[LOGO] Printed On Recycled Paper

                                SEMIANNUAL REPORT

================================================================================


[LOGO] Nvest Funds(SM)
       Where The Best Minds Meet(R)

--------------------------------------------------------------------------------


                                                       Nvest Short Term
                                                  Corporate Income Fund


                                                               Where
                                                             The Best
                                                           Minds Meet(R)




-----------------
  June 30, 2000
-----------------

                              PRESIDENT'S MESSAGE

================================================================================

                                                                     August 2000
--------------------------------------------------------------------------------


[PHOTO]
John T. Hailer
President and Chief
Executive Officer
Nvest Funds

"No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes."

In an effort to protect the U.S. economy from the specter of renewed inflation, the Federal Reserve Board has raised interest rates six times in the past 12 months -- three times during the first six months of 2000. Because higher interest rates cut into corporate profits and make financial assets less attractive, the markets have been undergoing a period of heightened volatility.

Your choice of investment tools

Investors react to volatility in different ways. Some seek safer harbors; others define risk as opportunity and add selectively to their portfolios. Regardless of which type of investor you may resemble, remember that Nvest funds cover a wide spectrum of investments, from conservative to aggressive. These include a comprehensive family of equity and fixed-income funds that may complement your current holdings, as well as funds that combine different investment styles in a single portfolio.

For example, Nvest Star funds' multi-manager approach can help you through periods of market volatility by offering you greater diversification than single-manager funds. Each Nvest Star fund is composed of four separate segments run by managers with distinct investment disciplines -- a strategy that allows investors to benefit from different investment styles and diversified portfolio holdings, seeking superior long-term results with reduced risk. We search for the strongest candidates to manage each segment, using approaches that complement one another in varying market conditions.

No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes.

Nvest is poised for global growth

As you may know, Nvest Companies is under agreement to be acquired by CDC Asset Management, a leading French institutional money management company and a major global financial institution. CDC's expertise in European stock and bond markets will be a resource for the premier U.S. investment management teams who manage our funds. Nvest Funds will continue to operate independently, but with broader resources to bring you attractive, innovative products and services. Since your vote will be required, you will receive proxy information in September. In the meantime, if you would like more information, you are welcome to call your financial representative or us, or visit our web site, www.nvestfunds.com.

                                                              /s/ John T. Hailer


--------------------------------------------------------------------------------
 NOT FDIC INSURED             MAY LOSE VALUE           NO BANK GUARANTEE
--------------------------------------------------------------------------------

                     NVEST SHORT TERM CORPORATE INCOME FUND

================================================================================

                                        Investment Results Through June 30, 2000
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing Nvest Short Term Corporate Income Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and has no expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses, even if they could.


                                Growth of a $10,000 Investment in Class A Shares

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         October 1991 through June 2000

                      NAV           MSC    LB Mutual Fd Short
         -----------------------------------------------------------
         6/00        14,685        14,248        17,517
         6/99        14,053        13,631        16,294
         6/98        13,724        13,312        15,532
         6/97        13,034        12,643        14,427
         6/96        12,243        11,876        13,432
         6/95        11,588        11,241        12,683
         6/94        10,936        10,608        11,528
         6/93        10,789        10,465        11,366
         6/92        10,282         9,974        10,398
         6/91        10,000         9,700        10,000


This illustration represents past performance and does not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Other classes of shares are available for which performance, fees and expenses will differ. All results include reinvestment of dividends and capital gains.

                     NVEST SHORT TERM CORPORATE INCOME FUND

================================================================================

                                         Average Annual Total Returns -- 6/30/00
--------------------------------------------------------------------------------

    Class A (Inception 10/18/91)         6 Months            1 Year              5 Years        Since Inception
    Net Asset Value(1,4)                    1.93%              3.34%              4.60%               4.52%
    With Maximum Sales Charge(2,4)         -1.17               0.25               3.96                4.15
---------------------------------------------------------------------------------------------------------------
    Class B (Inception 9/13/93)          6 Months            1 Year              5 Years        Since Inception
    Net Asset Value(1,4)                    1.56%              2.57%              3.83%               3.54%
    With CDSC(3,4)                         -3.39              -2.30               3.51                3.54
---------------------------------------------------------------------------------------------------------------
    Class C (Inception 12/7/98)          6 Months            1 Year          Since Inception
    Net Asset Value(1,4)                    1.42%              2.42%              1.86%
    With CDSC(3,4)                          0.43               1.45               1.86
---------------------------------------------------------------------------------------------------------------

                                                                                         Since      Since       Since
                                                                                         Fund's     Fund's      Fund's
                                                                                         Class A    Class B     Class C
    Comparative Performance                           6 Months     1 Year    5 Years     Inception  Inception   Inception
    LB Mutual Fund Short (1-5)
    Inv. Grade Debt Index(5)                            2.71%       4.31%      6.04%       6.65%      5.85%       3.48%
    Morningstar Short Term Bond Average(6)              2.88        4.32       5.24        5.58       4.86        3.34
    Lipper Short Term Investment Grade Avg.(7)          2.67        4.40       5.28        5.59       4.93        3.74
----------------------------------------------------------------------------------------------------------------------------

Notes to Charts

These returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown.

(1) These results include reinvestment of any dividends and capital gains, but do not include a sales charge.

(2) These results include reinvestment of any dividends and capital gains, and the maximum sales charge of 3.00%.

(3) These results include reinvestment of any dividends and capital gains. Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge applied when you sell shares. Class C share performance assumes a 1.00% CDSC when you sell shares within one year of purchase.

(4) This fund waived certain fees and expenses during the period indicated and the Fund's average annual total return would have been lower had these fees not been waived.

(5) Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index is an unmanaged index including all publicly issued, fixed-rate, nonconvertible investment-grade domestic corporate debt with maturities of 1 to 5 years. You may not invest directly in an index. Class A since-inception return is calculated from 10/31/91. Class B since-inception return is calculated from 9/30/93. Class C since-inception return is calculated from 12/31/98.

(6) Morningstar Short Term Bond Average is the average performance without sales charges of all mutual funds with a similar investment objective as calculated by Morningstar, Inc. Class A since-inception return is calculated from 10/31/91. Class B since-inception return is calculated from 9/30/93. Class C since-inception return is calculated from 12/31/98.

(7) Lipper Short Term Investment Grade Average is the average performance without sales charges of all mutual funds with a similar current investment style or objective as determined by Lipper Inc. Class A since-inception return is calculated from 10/31/91. Class B since-inception return is calculated from 9/30/93. Class C since-inception return is calculated from 12/31/98.

                     NVEST SHORT TERM CORPORATE INCOME FUND

================================================================================

                                          Interview with Your Portfolio Managers
--------------------------------------------------------------------------------


[PHOTO]

[PHOTO]
Scott Nicholson
Richard Raczkowski
Back Bay Advisors, L.P.

Q. How did Nvest Short Term Corporate Income Fund perform during the first half of 2000?

For the six months ended June 30, 2000, Nvest Short Term Corporate Income provided a total return of 1.93% based on the net asset value of Class A shares. The Fund's return included $0.21 per share in dividends reinvested during the period. For the same period the Fund's benchmark, Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index, returned 2.71%. The Fund lagged its benchmark primarily as a result of reversals experienced by two of its financial holdings, both of which remain in the portfolio because we believe turnarounds are likely.

The 30-Day yield on Class A shares of Nvest Short Term Corporate Income Fund was 6.27% as of June 30, 2000. Your yield depends on when you bought your shares and what you paid for them.

Q.   What was the investment environment like during the period?

The fixed-income markets continued to languish during the first quarter of 2000, as investors remained focused on the stock market, extending last year's trend. During the second quarter, strong turbulence in the equity markets drove many investors back to fixed-income securities, but their primary target was the top-rated government sector. Thanks to a booming economy, the government has been issuing relatively little new debt and using budget surpluses to buy back old issues with longer maturities. But while renewed demand and diminished supply combined to boost prices of Treasury securities, demand on the corporate side remained weak despite an influx of new issues. The net result was a widening "spread" -- the difference in yield -- between government and corporate bonds. Yield spreads that existed at the end of June typically only occur during harsh economic times, not during a booming economy.

Meanwhile, in May the Federal Reserve Board raised rates for the third time this year -- the sixth time in the past 12 months. The May hike raised nominal yields on corporate bonds to levels not seen for several years, sending bond prices down. This effect was greatest in the lower rated sector.

                     NVEST SHORT TERM CORPORATE INCOME FUND

================================================================================


--------------------------------------------------------------------------------

Q.   What strategies did you use to manage the portfolio in this environment?

We raised the portfolio's credit rating from an average of A at the end of 1999 (as measured by Standard & Poor's) to A+ as of June 30, 2000. Corporate securities accounted for 71.6% of assets at the end of June, down from 82.7% at the beginning of the year, while AAA-rated government and government agency securities and cash equivalents rose to 28.4% of the Fund's total assets. In an effort to reduce Nvest Short Term Corporate Income Fund's sensitivity to declining interest rates, we also shortened the Fund's duration to 1.73 years at the end of June, compared with 2.12 years at the beginning of the year. Duration is an estimate of how much a bond's price is likely to fluctuate in response to changing interest rates. The shorter the duration, the lower the volatility and vice versa.

Q. You said that some holdings had a negative impact on my Fund's performance. Which were these and which securities performed well?

In addition to the broad trends affecting the market as a whole, Nvest Short Term Corporate Income Fund's performance was impacted when a few of our holdings were downgraded. Finova Capital, a commercial lender, reported large loan write-offs as its chairman was retiring, and the giant insurance company, Conseco, stumbled badly when it diversified into consumer lending. Prices of these companies' bonds dropped sharply and finance companies as a group went under a cloud. The Fund's Kansas Gas & Electric bonds were also downgraded when its holding company split in two, leaving the majority of its debt with the entity in which the Fund was an investor. We believe that turnarounds are likely in each case, and continue to hold these securities.

Positive performance came from the Fund's mortgage-backed securities, as well as from our holdings in Lockheed Martin and Raytheon, two defense industry companies that are in a recovery mode.

                     NVEST SHORT TERM CORPORATE INCOME FUND

================================================================================


--------------------------------------------------------------------------------

                            Portfolio Mix -- 6/30/00

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

          Corporate & Other Bonds & Notes                   71.6%
          Federal Agencies                                  16.3%
          U.S. Government                                    6.0%
          Short Term & Other                                 6.1%

Portfolio holdings and asset allocation will vary.


Q.   What's your current outlook?

We look for a price recovery in the corporate sector. Yield spreads are still very wide, historically, and the economic data released in June was comparatively weak. The prospect of renewed inflation -- always a concern for the Fed as well as for bondholders -- is heightened when the economy is running at high speed. However, we are waiting for further evidence of a slowdown before significantly extending your Fund's duration or increasing its corporate exposure. And even then, we will maintain your Fund's emphasis on bonds with strong credit quality and liquidity, because slower growth is likely to adversely effect corporate profits.

There is substantial money on the sidelines, much of which may be poised to re-enter the fixed-income markets. We are optimistic that, once the economy's future direction becomes clearer, corporate bonds will recover, providing attractive total returns for Nvest Short Term Corporate Income Fund shareholders.

This portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Nvest Short Term Corporate Income Fund invests primarily in short-term corporate securities, including lower rated bonds that may offer higher yields in return for more risk and mortgage securities that are subject to prepayment risk. The Fund may also invest in foreign and emerging market securities which have special risks. It may also invest in securities issued by the U.S. government and Treasury securities; although the U.S. government guarantees such securities if held to maturity, mutual funds that invest in these securities are not guaranteed. These risks affect your investment's value. See a prospectus for details. Frequent portfolio turnover may increase your risk of greater tax liability, which could lower your return from this Fund.

                             PORTFOLIO COMPOSITION

================================================================================

Investments as of June 30, 2000
(unaudited)

Bonds and Notes -- 93.9% of Total Net Assets

                                                                                 Ratings (c)
                                                                            ---------------------
    Principal                                                                          Standard
     Amount       Description                                                 Moody's  & Poor's     Value (a)
---------------------------------------------------------------------------------------------------------------
                  Asset Backed -- 6.6%
$     1,500,000   Americredit Automobile,  7.150%, 8/12/2004..................  Aaa       AAA      $  1,495,785
      1,000,000   Green Tree Financial Corp. 6.670%,  7/15/2030 ..............  NA        AAA           989,680
      2,000,000   WFS Financial Owner Trust 7.750%,  11/20/2004 ..............  Aaa       AAA         2,013,120
                                                                                                   ------------
                                                                                                      4,498,585
                                                                                                   ------------
                  Banks -- 5.1%
      1,500,000   Bank of America,  7.875%, 5/16/2005.........................  Aa2       A+          1,519,683
      2,000,000   Wells Fargo & Co.,  6.625%, 7/15/2004.......................  Aa2       A+          1,952,546
                                                                                                   ------------
                                                                                                      3,472,229
                                                                                                   ------------
                  Broadcast Media -- 1.5%
      1,000,000   Continental Cablevision, Inc.,  8.500%, 9/15/2001...........  A2        AA-         1,013,944
                                                                                                   ------------
                  Computer Software & Services -- 1.5%
      1,000,000   Sun Microsystems, Inc.,  7.000%, 8/15/2002..................  Baa1      BBB+          994,995
                                                                                                   ------------
                  Consumer Goods & Services -- 2.9%
      2,000,000   Black & Decker Corp.,  6.625%, 11/15/2000...................  Baa2      BBB         1,996,718
                                                                                                   ------------
                  Electric Utilities -- 6.1%
      2,500,000   Houston Lighting & Power Co.,  8.150%, 5/01/2002............  A3        BBB-        2,532,358
      1,675,672   Kansas Gas & Electric Co.,  6.760%, 9/29/2003...............  Ba2       BB-         1,606,684
                                                                                                   ------------
                                                                                                      4,139,042
                                                                                                   ------------
                  Federal Agencies -- 16.3%
        480,735   Federal Home Loan Mortgage Corp., 7.290%, 3/1/2025 (d)......  Aaa       AAA           494,330
      1,500,000   Federal Home Loan Mortgage Corp., 7.350%,  2/28/2003........  Aaa       AAA         1,505,490
      1,371,016   Federal Home Loan Mortgage Corp., 7.370%, 10/15/2023 (d)....  Aaa       AAA         1,374,444
        185,215   Federal Home Loan Mortgage Corp., 7.480%, 12/1/2025 (d).....  Aaa       AAA           188,514
      1,974,564   Federal Home Loan Mortgage Corp., 7.500%,  8/1/2009.........  Aaa       AAA         1,980,329
        426,318   Federal Home Loan Mortgage Corp., 7.600%, 12/1/2022 (d).....  Aaa       AAA           433,578
        305,469   Federal National Mortgage Association, 6.000%, 9/1/2023(d)..  Aaa       AAA           292,297
        656,322   Federal National Mortgage Association, 6.470%, 1/1/2020(d)..  Aaa       AAA           643,708
        222,039   Federal National Mortgage Association, 6.540%, 6/1/2019(d)..  Aaa       AAA           217,772
        296,898   Federal National Mortgage Association, 7.020%, 7/1/2023(d)..  Aaa       AAA           302,836
        219,506   Federal National Mortgage Association, 7.090%, 5/1/2020(d)..  Aaa       AAA           222,113
        154,169   Federal National Mortgage Association, 7.140%, 8/1/2017(d)..  Aaa       AAA           155,736
      2,080,372   Federal National Mortgage Association, 7.500%,  8/1/2013....  Aaa       AAA         2,083,638
        368,295   Federal National Mortgage Association, 7.540%, 5/1/2025(d)..  Aaa       AAA           375,373
        818,332   Federal National Mortgage Association, 7.940%, 1/1/2024(d)..  Aaa       AAA           841,990
                                                                                                   ------------
                                                                                                     11,112,148
                                                                                                   ------------
                  Finance -- 14.7%
      1,000,000   Conseco, Inc.,  7.600%, 6/21/2001...........................  Ba1       BB-           780,000
      2,000,000   Conseco, Inc.,  7.875%, 12/15/2000..........................  Ba1       BB-         1,770,000
      1,000,000   Daimler Chrysler North America Holding,  7.125%, 4/10/2003..  A1        A+            995,876
      1,500,000   Finova Capital Corp.,  7.250%, 11/08/2004...................  Baa2      BBB+        1,322,478


6                See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)

Bonds and Notes -- continued

                                                                                 Ratings (c)
                                                                             -------------------
    Principal                                                                          Standard
     Amount       Description                                                 Moody's  & Poor's     Value (a)
--------------------------------------------------------------------------------------------------------------
                  Finance -- continued
$     1,000,000   Ford Motor Credit Co.,  7.500%, 6/15/2003.................    A2A      --       $    996,209
      1,200,000   Ford Motor Credit Co.,  6.541%, 7/16/2002.................    A2       A           1,201,733
      1,500,000   General Motors Acceptance Corp.,  7.625%, 6/15/2004.......    A2       --          1,503,165
      1,500,000   Lehman Brothers Holdings, Inc.  7.750%, 1/15/2005.........    A3       A           1,487,161
                                                                                                  ------------
                                                                                                    10,056,622
                                                                                                  ------------
                  Food & Beverages -- 3.5%
      2,500,000   Aramark Services, Inc.,  6.750%, 8/01/2004................    Baa3     BBB-        2,371,505
                                                                                                  ------------
                  Industrials -- 9.7%
      1,500,000   International Paper Co.,  7.670%, 7/08/2002...............    Baa1     BBB+        1,499,644
      1,000,000   Lockheed Martin Corp.,  6.850%, 5/15/2001.................    Baa3     BBB-          995,629
      2,150,000   Norfolk Southern Corp.,  6.950%, 5/01/2002................    Baa1     BBB         2,133,497
      2,000,000   Raytheon Co.,  7.900%, 3/01/2003..........................    Baa2     BBB-        2,010,698
                                                                                                  ------------
                                                                                                     6,639,468
                                                                                                  ------------
                  Machinery -- 2.9%
      2,000,000   John Deere Capital Corp.,  7.000%, 10/15/2002 ............    A2       A+          1,983,538
                                                                                                  ------------
                  Retail-Department Store -- 5.8%
      2,000,000   Dayton Hudson Corp.,  6.400%, 2/15/2003 ..................    A2       A-          1,959,094
      2,000,000   Federated Department Stores, Inc.,  8.500%, 6/15/2003 ....    Baa1     BBB+        2,034,608
                                                                                                  ------------
                                                                                                     3,993,702
                                                                                                  ------------
                  Retail-Food & Drug -- 5.4%
      2,700,000   Dole Foods, Inc.,  6.750%, 7/15/2000 .....................    Baa3     BBB-        2,697,724
      1,000,000   Rite Aid Corp., 144A,  6.000%, 12/15/2000 ................    B3       B-            972,500
                                                                                                  ------------
                                                                                                     3,670,224
                                                                                                  ------------
                  Telecommunications -- 5.9%
      1,300,000   Deutsche Telekom International Finance BV,
                     7.750%, 6/15/2005 .....................................    Aa2      AA-         1,311,037
      1,000,000   Sprint Capital Corp.,  7.625%, 6/10/2002 .................    Baa1     BBB+          999,290
      1,700,000   Vodafone Airtouch PLC, 144A,  6.962%, 12/19/2001 .........    A2       A-          1,698,407
                                                                                                  ------------
                                                                                                     4,008,734
                                                                                                  ------------
                  U.S. Government -- 6.0%
      1,500,000   United States Treasury Notes 6.750%,  5/15/2005 ..........    Aaa      AAA         1,534,920
      2,500,000   United States Treasury Notes 8.000%,  5/15/2001 ..........    Aaa      AAA         2,530,850
                                                                                                  ------------
                                                                                                     4,065,770
                                                                                                  ------------
                  Total Bonds and Notes (Identified Cost $65,355,348)...............                64,017,224
                                                                                                  ------------


                 See accompanying notes to financial statements.               7

================================================================================

Investments as of June 30, 2000
(unaudited)

Short Term Investments -- 3.9%

   Principal
    Amount        Description                                                                       Value (a)
--------------------------------------------------------------------------------------------------------------
$     2,700,000   Household Finance Corp. 6.880%, 7/03/2000.....................                  $  2,698,968
                                                                                                  ------------
                  Total Short Term Investments (Identified Cost $2,698,968).....                     2,698,968
                                                                                                  ------------
                  Total Investments -- 97.8% (Identified Cost $68,054,316) (b)..                    66,716,192
                  Other assets less liabilities.................................                     1,467,434
                                                                                                  ------------
                  Total Net Assets -- 100%......................................                  $ 68,183,626
                                                                                                  ============

 (a)   See Note 1a of Notes to Financial Statements.

 (b) Federal Tax Information: At June 30, 2000 the net unrealized depreciation on investments based on cost for federal income tax purposes of $68,054,316 was as follows:

       Aggregate gross unrealized appreciation for all investments in which there
       is an excess value over tax cost.........................................                  $    118,748

       Aggregate gross unrealized depreciation for all investments in which there
       is an excess of tax cost over value......................................                    (1,456,872)
                                                                                                  ------------
       Net unrealized depreciation .............................................                  $ (1,338,124)
                                                                                                  ============

       At December 31, 1999 the Fund had a capital loss carryover of approximately $17,601,473 of which $5,625,994 expires on December 31, 2002, $6,075,626 expires on December 31, 2003, $2,134,629 expires on
       December 31, 2004, $455,288 expires on December 31, 2005, $1,444,376 expires on December 31, 2006, and $1,865,560 expires on December 31,
       2007. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

 (c) The ratings shown are believed to be the most recent ratings available at June 30, 2000. Securities are generally rated at the time of issuance.
       The rating agencies may revise their ratings from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 2000. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

 (d) Variable rate mortgage backed securities. The interest rates change on these instruments monthly based on changes in a designated base rate. The rates shown were those in effect at June 30, 2000.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,670,907 or 3.92% of the net assets.


8                See accompanying notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES

================================================================================

June 30, 2000
(unaudited)

ASSETS
 Investments at value (Identified cost $68,054,316) ...................                       $ 66,716,192
   Cash ...............................................................                             44,004
   Receivable for:
   Fund shares sold ...................................................                             28,367
   Securities sold ....................................................                          2,132,833
   Dividends and interest .............................................                            821,359
                                                                                              ------------
                                                                                                69,742,755

LIABILITIES
 Payable for:
   Securities purchased ...............................................      $  1,297,738
   Fund shares redeemed ...............................................            54,101
   Dividends declared .................................................           110,652
 Accrued expenses:
   Management fees ....................................................            30,671
   Deferred trustees' fees ............................................            16,469
   Transfer agent .....................................................            10,460
   Accounting and administrative ......................................             3,966
      Other ...........................................................            35,072
                                                                             ------------
                                                                                                 1,559,129
                                                                                              ------------
NET ASSETS ............................................................                       $ 68,183,626
                                                                                              ============
 Net Assets consist of:
   Paid in capital ....................................................                       $ 88,771,706
   Undistributed net investment income ................................                            117,403
   Accumulated net realized gains (losses) ............................                        (19,367,359)
   Unrealized appreciation (depreciation) on investments ..............                        (1,338,124)
                                                                                              ------------
NET ASSETS ............................................................                       $ 68,183,626
                                                                                              ============

 Computation of net asset value and offering price:
 Net asset value and redemption price of Class A shares
   ($64,330,082/9,273,004 shares of beneficial interest) ..............                       $       6.94
                                                                                              ============
 Offering price per share (100/97 of $6.94) ...........................                       $       7.15*
                                                                                              ============
 Net asset value and offering price of Class B shares
   ($3,401,183/491,011 shares of beneficial interest) .................                       $       6.93**
                                                                                              ============
 Net asset value and offering price of Class C shares
   ($452,361/65,331 shares of beneficial interest) ....................                       $       6.92**
                                                                                              ============

 *   Based upon single purchases of less than $100,000.
     Reduced sales charges apply for purchases in excess of this amount.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


                 See accompanying notes to financial statements.               9

                             STATEMENT OF OPERATIONS

================================================================================

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
   Interest ....................................................                  $ 2,575,489

   Expenses
      Management fees ..........................................   $   196,987
      Service fees - Class A ...................................        84,644
      Service and distribution fees - Class B ..................        17,382
      Service and distribution fees - Class C ..................         2,199
      Trustees' fees and expenses ..............................         4,635
      Accounting and administrative ............................        10,713
      Custodian ................................................        34,770
      Transfer agent ...........................................        50,878
      Audit and tax services ...................................        15,189
      Legal ....................................................         1,474
      Printing .................................................         7,058
      Registration .............................................        19,550
      Miscellaneous ............................................         6,704
                                                                   -----------
   Total expenses ..............................................       452,183
   Less expenses waived by the investment adviser and subadviser      (163,960)       288,223
                                                                   -----------    -----------
   Net investment income .......................................                    2,287,266

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain (loss) on Investments - net ...................                   (1,422,890)
   Unrealized appreciation (depreciation) on Investments - net .                      423,298
                                                                                  -----------
   Net gain (loss) on investment transactions ..................                     (999,592)
                                                                                  -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........                  $ 1,287,674
                                                                                  ===========


10                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

================================================================================

(unaudited)

                                                                 Year Ended        Six Months Ended
                                                                December 31,           June 30,
                                                                    1999                 2000
                                                                ------------         ------------
FROM OPERATIONS
   Net investment income ...............................        $  5,027,620         $  2,287,266
   Net realized gain (loss) on investments .............          (1,915,031)          (1,422,890)
   Unrealized appreciation (depreciation) on investments          (1,507,524)             423,298
                                                                ------------         ------------
   Increase (decrease) in net assets from operations ...           1,605,065            1,287,674
                                                                ------------         ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
       Class A .........................................          (4,845,836)          (1,984,901)
       Class B .........................................            (188,779)             (89,075)
       Class C .........................................             (22,276)             (11,354)
                                                                ------------         ------------
                                                                  (5,056,891)          (2,085,330)
                                                                ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS .............         (16,246,001)          (7,983,643)
                                                                ------------         ------------
Total increase (decrease) in net assets ................         (19,697,827)          (8,781,299)
                                                                ------------         ------------
NET ASSETS

   Beginning of the period .............................          96,662,752           76,964,925
                                                                ------------         ------------
   End of the period ...................................        $ 76,964,925         $ 68,183,626
                                                                ============         ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
   End of the period ...................................        $    (84,533)        $    117,403
                                                                ============         ============


                 See accompanying notes to financial statements.              11

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                            Class A
                                               -----------------------------------------------------------------------------
                                                                                                                  Six Months
                                                                    Year Ended December 31,                         Ended
                                               ----------------------------------------------------------------    June 30,
                                                 1995         1996         1997            1998         1999        2000
                                               ---------    ---------    ---------       ---------    ---------   ---------
Net Asset Value, Beginning of the Period ...   $    7.20    $    7.37    $    7.37       $    7.39    $    7.30   $    7.01
                                               ---------    ---------    ---------       ---------    ---------   ---------
Income From Investment Operations
Net Investment Income (Loss) ...............        0.47         0.43         0.47(b)         0.38         0.41        0.23
Net Realized and Unrealized Gain
(Loss) on Investments ......................        0.14        (0.01)       (0.02)          (0.09)       (0.28)      (0.09)
                                               ---------    ---------    ---------       ---------    ---------   ---------
Total From Investment Operations ...........        0.61         0.42         0.45            0.29         0.13        0.14
                                               ---------    ---------    ---------       ---------    ---------   ---------
Less Distributions
Dividends From Net Investment Income .......       (0.44)       (0.42)       (0.43)          (0.38)       (0.42)      (0.21)
                                               ---------    ---------    ---------       ---------    ---------   ---------
Total Distributions ........................       (0.44)       (0.42)       (0.43)          (0.38)       (0.42)      (0.21)
                                               ---------    ---------    ---------       ---------    ---------   ---------
Net Asset Value, End of the Period .........   $    7.37    $    7.37    $    7.39       $    7.30    $    7.01   $    6.94
                                               =========    =========    =========       =========    =========   =========
Total Return (%)(a) ........................         8.6          5.8          6.2             4.0          1.9         1.9
Ratio of Operating Expenses to
 Average Net Assets (%) ....................        0.89         0.94         0.98            1.05         1.22        1.22(c)
Ratio of Operating Expenses to Average
 Net Assets After Expense Reductions (%) (d)        0.66         0.70         0.70            0.70         0.70        0.76(c)
Ratio of Net Investment Income to
 Average Net Assets (%) ....................        6.29         6.39         6.27            5.93         5.88        6.43(c)
Portfolio Turnover Rate (%) ................          73           54           49             105          139          53
Net Assets, End of the Period (000) ........   $ 331,112    $ 222,809    $ 196,928       $  92,669    $  72,680   $  64,330

(a)  A sales charge is not reflected in total return calculations.

(b) Per share net investment income does not reflect the periods reclassification of permanent differences between book and tax basis net investment income. See Note 1d to the Financial Statements.

(c)  Computed on an annualized basis.

(d)  Expense ratios have been adjusted for the expense limitations described in
     Note 4 to the Fiancial Statements.


12                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                            Class B
                                               --------------------------------------------------------------------------
                                                                                                               Six Months
                                                                    Year Ended December 31,                      Ended
                                              -------------------------------------------------------------     June 30,
                                                 1995         1996        1997         1998         1999          2000
                                              ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of the Period ..   $    7.20    $    7.37    $    7.36    $    7.38    $    7.29    $    7.00
                                              ---------    ---------    ---------    ---------    ---------    ---------
Income From Investment Operations
Net Investment Income (Loss) ..............        0.41         0.37         0.41(b)      0.33         0.36         0.20
Net Realized and Unrealized Gain
(Loss) on Investments .....................        0.14        (0.02)       (0.02)       (0.09)       (0.28)       (0.09)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Total From Investment Operations ..........        0.55         0.35         0.39         0.24         0.08         0.11
                                              ---------    ---------    ---------    ---------    ---------    ---------
Less Distributions
Dividends From Net Investment Income ......       (0.38)       (0.36)       (0.37)       (0.33)       (0.37)       (0.18)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Total Distributions .......................       (0.38)       (0.36)       (0.37)       (0.33)       (0.37)       (0.18)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of the Period ........   $    7.37    $    7.36    $    7.38    $    7.29    $    7.00    $    6.93
                                              =========    =========    =========    =========    =========    =========
Total Return (%)(a) .......................         7.8          4.9          5.4          3.4          1.1          1.6
Ratio of Operating Expenses to
 Average Net Assets (%) ...................        1.65         1.69         1.73         1.80         1.97         1.97(c)
Ratio of Operating Expenses to Average
 Net Assets After Expense Reductions (%)(d)        1.41         1.45         1.45         1.45         1.45         1.52(c)
Ratio of Net Investment Income to
 Average Net Assets (%) ...................        5.54         5.64         5.52         5.18         5.13         5.66(c)
Portfolio Turnover Rate (%) ...............          73           54           49          105          139           53
Net Assets, End of the Period (000) .......   $   2,368    $   2,821    $   2,961    $   3,761    $   3,796    $   3,401

(a) A contingent deferred sales charge is not reflected in total return calculations.

(b) Per share net investment income does not reflect the periods reclassification of permanent differences between book and tax basis net investment income. See Note 1d to the Financial Statements.

(c)  Computed on an annualized basis.

(d)  Expense ratios have been adjusted for the expense limitations described in
     Note 4 to the Fiancial Statements.


                 See accompanying notes to financial statements.              13

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                                        Class C
                                                             -----------------------------------------------------------
                                                             December 7, 1998(a)
                                                                  through              Year Ended       Six Months Ended
                                                                December 31,           December 31,          June 30,
                                                                   1998                   1999                2000
                                                                -----------            -----------         -----------
Net Asset Value, Beginning of the Period ...............        $      7.28            $      7.29         $      7.00
                                                                -----------            -----------         -----------
Income From Investment Operations
Net Investment Income ..................................               0.01                   0.36                0.19
Net Realized and Unrealized Gain (Loss) on
  Investments ..........................................               0.01(b)               (0.28)              (0.09)
                                                                -----------            -----------         -----------
Total From Investment Operations .......................               0.02                   0.08                0.10
                                                                -----------            -----------         -----------
Less Distributions
Dividends From Net Investment Income ...................              (0.01)                 (0.37)              (0.18)
                                                                -----------            -----------         -----------
Total Distributions ....................................              (0.01)                 (0.37)              (0.18)
                                                                -----------            -----------         -----------
Net Asset Value, End of the Period .....................        $      7.29            $      7.00         $      6.92
                                                                ===========            ===========         ===========
Total Return (%) (c) ...................................                0.3                    1.2                 1.4
Ratio of Operating Expenses to Average Net Assets (%) ..               1.80(d)                1.97                1.97(d)
Ratio of Operating Expenses to Average Net Assets
  After Expense Reductions (%) (e) .....................               1.45(d)                1.45                1.52(d)
Ratio of Net Investment Income to Average Net Assets (%)               5.18(d)                5.13                5.70(d)
Portfolio turnover rate ................................                105                    139                  53
Net Assets, End of the Period (000) ....................        $       233            $       489         $       452

(a)  Commencement of operations.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating values of the investments of the Fund.

(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

(d)  Computed on an annualized basis.

(e)  Expense ratios have been adjusted for the expense limitations described in
     Note 4 to the Fiancial Statements.


14               See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

1. Significant Accounting Policies. The Fund is a series of Nvest Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks a high level of current income consistent with preservation of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front end sales charge of 3.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

b. Security Transactions and Related Income. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and/or market discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

d. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to differing treatment of mortgage-backed securities for book and tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to the capital account.

e. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. Purchases and Sales of Securities. For the six months ended June 30, 2000 purchases and sales of securities (excluding short-term investments) were as follows:

                Purchases                                  Sales
  -----------------------------------      -------------------------------------
   U.S. Government        Other             U.S. Government         Other
  -----------------  ----------------      -----------------   -----------------
     $ 9,572,846       $ 27,056,345          $  6,689,918       $   40,921,701

3a. Management Fees and Other Transactions with Affiliates. The Fund pays gross management fees to its investment adviser, Nvest Funds Management, L.P. ("Nvest Management"), at the annual rate of 0.55% of the first $200 million of the Fund's average daily net assets, 0.51% of the next $300 million and 0.47% of such assets in excess of $500 million reduced by the payment to the Fund's investment subadviser, Back Bay Advisors L.P. ("Back Bay") at the rate of 0.275% of the first $200 million of the Fund's average daily net assets, 0.255% of the next $300 million and 0.235% of such assets in excess of $500 million. Certain officers and directors of Nvest Management are also officers or Trustees of the Fund. Nvest Management and Back Bay are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company (see Note 7). Fees earned by Nvest Management and Back Bay under the management and subadvisory agreements in effect during the six months ended June 30, 2000 are as follows:

            Fees Earned
            -----------
            Nvest Management                    $  98,494
            Back Bay                               98,493
                                                ---------
                                                $ 196,987
                                                =========

The effective annualized management fee before the expense limitations for the six months ended June 30, 2000 was 0.55 %. As a result of the expense limitations as described in Note 4, the effective annualized management fee for the six months ended June 30, 2000 was 0.09%.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

b. Accounting and Administrative Expense. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund pays NSC a group fee for these services equal to the annual rate of 0.035% of the first $5 billion of Nvest Funds' average daily net assets, 0.0325% of the next $5 billion of the Nvest Funds' average daily net assets, and 0.03% of the Nvest Funds' average daily net assets in excess of $10 billion. For the six months ended June 30, 2000, these expenses amounted to $10,713 and are shown separately in the financial statements as accounting and administrative. The effective annualized accounting and administrative expense for the six months ended June 30, 2000 was 0.034%.

c. Service and Distribution Expense. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays Nvest Funds Distributor,L.P. ("Nvest Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $84,644 in fees under the Class A Plan. If the expenses of Nvest Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses as of June 30, 2000 is $1,929,283.

Under the Class B and Class C Plans, the Fund pays Nvest Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $4,346 and $550 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays Nvest Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 2000, the Fund paid Nvest Funds $13,036 and $1,649 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to Nvest Funds by investors in shares of the Fund during the six months ended June 30, 2000 amounted to $18,914.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

d. Transfer Agent Fees. NSC is the transfer and shareholder servicing agent for the Fund and Boston Financial Data Services ("BFDS") serves as the sub-transfer agent for the Fund. NSC receives account fees for shareholder accounts. NSC and BFDS are also reimbursed for out-of-pocket expenses. For the six months ended June 30, 2000, the Fund paid NSC $45,963 as compensation for its services as transfer agent.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Nvest Management, Nvest Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various Nvest funds based on a formula that takes into account, among other factors, the relative net assets of each Fund.

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund or other certain Nvest funds on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

4. Expense Limitations. Nvest Management has given a binding undertaking and Back Bay has voluntarily agreed until further notice to defer their respective management and subadvisory fees and, if necessary, Nvest Management has agreed to bear certain expenses associated with the Fund to the extent necessary, to limit the Fund's expenses to the annual rates of 0.90%, 1.65% and 1.65% of the average net assets of the Fund's Class A, Class B and Class C shares, respectively. The Fund is obligated to pay such deferred fees in later periods to the extent the Fund's expenses fall below the annual rates of 0.90%, 1.65% and 1.65% of the average net assets of the Fund's Class A, Class B and Class C shares, respectively, provided however, that the Fund is not obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred. Nvest Management's undertaking will be in effect for the life of the Fund's current prospectus. Prior to this, from May 1, 1999 to April 30, 2000 expenses were limited to 0.70% of Class A average net assets, 1.45% of Class B average net assets, and 1.45% of Class C average net assets. From May 1, 1995 through May 31, 1995 expenses were voluntarily limited to 0.65% of Class A average net assets and 1.40% of Class B average net assets. From April 1, 1992 through April 30, 1995 expenses were voluntarily limited to 0.60% of Class A average net assets and 1.35% of Class B average net assets.

As a result of the Fund's expenses exceeding the expense limitations during the six months ended June 30, 2000, Back Bay reduced its management fee of $98,493 by $81,980 and Nvest Management reduced its management fee of $98,494 by $81,980.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

5. Capital Shares. At June 30, 2000 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C. Transactions in capital shares were as follows:

                                                                     Year Ended                      Six Months Ended
                                                                    December 31,                         June 30,
                                                                        1999                               2000
                                                          ------------------------------      ------------------------------
Class A                                                      Shares            Amount            Shares            Amount
-----------                                               ------------      ------------      ------------      ------------
Shares sold .........................................        1,454,036      $ 10,417,593           525,403      $  3,659,891
Shares issued in connection with the reinvestment of:
  Dividends from net investment income ..............          488,060         3,486,240           203,616         1,413,628
                                                          ------------      ------------      ------------      ------------
                                                             1,942,096        13,903,833           729,019         5,073,519
Shares repurchased ..................................       (4,266,090)      (30,605,047)       (1,825,561)      (12,667,371)
                                                          ------------      ------------      ------------      ------------
Net increase (decrease) .............................       (2,323,994)     $(16,701,214)       (1,096,542)     $ (7,593,852)
                                                          ------------      ------------      ------------      ------------

                                                                     Year Ended                      Six Months Ended
                                                                    December 31,                         June 30,
                                                                        1999                               2000
                                                          ------------------------------      ------------------------------
Class B                                                      Shares            Amount            Shares            Amount
-----------                                               ------------      ------------      ------------      ------------
Shares sold .........................................          235,614      $  1,675,047           103,093      $    713,084
Shares issued in connection with the reinvestment of:
   Dividends from net investment income .............           22,872           162,890            11,653            80,787
                                                          ------------      ------------      ------------      ------------
                                                               258,486         1,837,937           793,871           114,746
Shares repurchased ..................................         (232,265)       (1,655,906)         (166,008)       (1,151,476)
                                                          ------------      ------------      ------------      ------------
Net increase (decrease) .............................           26,221      $    182,031           (51,262)     $   (357,605)
                                                          ------------      ------------      ------------      ------------

                                                                     Year Ended                      Six Months Ended
                                                                    December 31,                         June 30,
                                                                        1999                               2000
                                                          ------------------------------      ------------------------------
Class C                                                      Shares            Amount            Shares            Amount
-----------                                               ------------      ------------      ------------      ------------
Shares sold .........................................          111,022      $    794,662            17,570      $    122,281
Shares issued in connection with the reinvestment of:
   Dividends from net investment income .............            2,997            21,311             1,700            11,789
                                                          ------------      ------------      ------------      ------------
                                                               114,019           815,973            19,270           134,070
Shares repurchased ..................................          (76,113)         (542,791)          (23,826)         (166,256)
                                                          ------------      ------------      ------------      ------------
Net increase (decrease) .............................           37,906      $    273,182            (4,556)     $    (32,186)
                                                          ------------      ------------      ------------      ------------
Increase (decrease) derived from
  capital shares transactions .......................       (2,259,867)     $(16,246,001)       (1,152,360)     $ (7,983,643)
                                                          ============      ============      ============      ============

6. Security Lending. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. For the six months ended June 30, 2000 the Fund did not enter into any securities lending transactions.

7. Subsequent Event. Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

is the investment management arm of France's Caisse des Depots et Consignations, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Nvest Funds or the investment management activities of the Funds' investment advisers or subadvisers.

Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest affiliates. Consequently, it is anticipated that the Nvest affiliates will seek approval of new agreements from the Board of Trustees and shareholders prior to the consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

================================================================================

                           NVEST MUNICIPAL INCOME FUND
                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
               NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

                        Supplement dated August 21, 2000
    to Nvest Bond Funds Prospectus Classes A, B and C and Nvest Massachusetts Tax Free Income Fund and Nvest Intermediate Term Tax Free Fund of California
                      Prospectuses, each dated May 1, 2000


John Maloney has become co-manager of the Funds, joining James Welch. Mr. Maloney, Vice President at Back Bay Advisors, has been with the company since 1989. Mr. Maloney has a B.A. in Economics from the University of Massachusetts and has 17 years of investment experience.

                              SAVING FOR RETIREMENT

================================================================================

                                        An Early Start Can Make a Big Difference
--------------------------------------------------------------------------------

With today's life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulated the greater retirement nest egg? For the answer, look at the chart.

                                                    Two Hypothetical Investments

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Investor A              Investor B
Age 65          $214,295                $157,909


Assumes an 8% fixed rate of return. This illustration does not reflect the effect of any taxes. Results are not indicative of the past or future results of any Nvest Fund. The value and returns on Nvest funds will fluctuate with changing market conditions.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start and the power of compounding.

Nvest Funds has prepared a number of informative retirement planning guides. Call your financial representative or Nvest Funds today at 800-225-5478, and ask for the guide that best fits your personal needs. We will include a prospectus, which contains more information, including charges and other ongoing expenses. Please read the prospectus carefully before you invest.

                             REGULAR INVESTING PAYS

================================================================================

                                           Five Good Reasons to Invest Regularly
--------------------------------------------------------------------------------

1.   It's an easy way to build assets.
2.   It's convenient and effortless.
3.   It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5.   It can help you benefit from the ups and downs of the market.

With Investment Builder, Nvest Funds' automatic investment program, you can invest as little as $100 a month in your Nvest fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.


                                                  The Power of Monthly Investing

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  100            $200            $500
25 Years        $91,236        $182,472        $456,181


Assumes an 8% fixed rate of return compounded monthly and does not allow for taxes. Results are not indicative of the past or future results of any Nvest Funds. The value and return on Nvest Funds fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, investors should consider their financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current Nvest Funds account. To open an Investment Builder account today, call your financial representative or Nvest Funds at 800-225-5478.

Please call Nvest Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

================================================================================

                                              Glossary for Mutual Fund Investors
--------------------------------------------------------------------------------

Total Return -- The change in value of a mutual fund investment over a specific period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Income Distributions -- Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

Capital Gains Distributions -- Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year, when available.

Yield -- The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

Maturity -- Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

Duration -- A measure, stated in years, of a bond's sensitivity to interest rates. Duration allows you to compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% in value if interest rates rise 1%.

Treasuries -- Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

Municipal Bond -- A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

                                   NVEST FUNDS

================================================================================


      LARGE-CAP EQUITY FUNDS                GLOBAL/INTERNATIONAL EQUITY
        Capital Growth Fund                     Star Worldwide Fund
        Kobrick Growth Fund                  International Equity Fund
           Growth Fund
      Growth and Income Fund                  CORPORATE INCOME FUNDS
           Balanced Fund                 Short Term Corporate Income Fund
          Star Value Fund                        Bond Income Fund
                                                 High Income Fund
       ALL-CAP EQUITY FUNDS                   Strategic Income Fund
        Star Advisers Fund
       Kobrick Capital Fund                  GOVERNMENT INCOME FUNDS
          Bullseye Fund                 Limited Term U.S. Government Fund
        Equity Income Fund                  Government Securities Fund

      SMALL-CAP EQUITY FUNDS                    MONEY MARKET FUNDS*
        Star Small Cap Fund                    Cash Management Trust
   Kobrick Emerging Growth Fund           Tax Exempt Money Market Trust

                                    * Investments in money market funds are not
                                      insured or guaranteed by the FDIC or any
                                                 government agency.


                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund


To learn more, and for a free prospectus, contact your financial representative.

                    Visit our Web site at www.nvestfunds.com
                          Nvest Funds Distributor, L.P.
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

     This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

     Nvest Funds Distributor, L.P, and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

[LOGO] Nvest Funds(SM)
       Where The Best Minds Meet(R)



          SI58-0600
[LOGO] Printed On Recycled Paper

                               SEMIANNUAL REPORT

================================================================================

[LOGO] NvestFunds(SM)
       Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

                                                           Nvest Limited Term
                                                         U.S. Government Fund

                                                                 Where
                                                               The Best
                                                            Minds Meet(R)

-------------
June 30, 2000
-------------

                              PRESIDENT'S MESSAGE

================================================================================

                                                                     August 2000
--------------------------------------------------------------------------------

[PHOTO]
John T. Hailer
President and Chief
Executive Officer
Nvest Funds

"No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes."

In an effort to protect the U.S. economy from the specter of renewed inflation, the Federal Reserve Board has raised interest rates six times in the past 12 months -- three times during the first six months of 2000. Because higher interest rates cut into corporate profits and make financial assets less attractive, the markets have been undergoing a period of heightened volatility.

Your choice of investment tools

Investors react to volatility in different ways. Some seek safer harbors; others define risk as opportunity and add selectively to their portfolios. Regardless of which type of investor you may resemble, remember that Nvest funds cover a wide spectrum of investments, from conservative to aggressive. These include a comprehensive family of equity and fixed-income funds that may complement your current holdings, as well as funds that combine different investment styles in a single portfolio.

For example, Nvest Star funds' multi-manager approach can help you through periods of market volatility by offering you greater diversification than single-manager funds. Each Star fund is composed of four separate segments run by managers with distinct investment disciplines -- a strategy that allows investors to benefit from different investment styles and diversified portfolio holdings, seeking superior long-term results with reduced risk. We search for the strongest candidates to manage each segment, using approaches that complement one another in varying market conditions.

No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes.

Nvest is poised for global growth

As you may know, Nvest Companies is under agreement to be acquired by CDC Asset Management, a leading French institutional money management company and a major global financial institution. CDC's expertise in European stock and bond markets will be a resource for the premier U.S. investment management teams who manage our funds. Nvest Funds will continue to operate independently, but with broader resources to bring you attractive, innovative products and services. Since your vote will be required, you will receive proxy information in September. In the meantime, if you would like more information, you are welcome to call your financial representative or us, or visit our web site, www.nvestfunds.com.

                                                              /s/ John T. Hailer

--------------------------------------------------------------------------------
 NOT FDIC INSURED                MAY LOSE VALUE              NO BANK GUARANTEE
--------------------------------------------------------------------------------

                     NVEST LIMITED TERM U.S. GOVERNMENT FUND

================================================================================

                                        Investment Results Through June 30, 2000
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing Nvest Limited Term U.S. Government Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and has no expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses, even if they could.

                                Growth of a $10,000 Investment in Class A Shares

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          June 1990 through June 2000

                                           Lehman Intmdt Gov't
                      NAV           MSC         Int Gov't
         ----------------------------------------------------
         6/00        18,075        17,537        19,949
         6/99        17,322        16,802        19,126
         6/98        16,946        16,437        18,314
         6/97        15,746        15,273        16,898
         6/96        14,839        14,394        15,802
         6/95        14,267        13,839        15,036
         6/94        13,269        12,871        13,700
         6/93        13,334        12,934        13,726
         6/92        12,310        11,941        12,473
         6/91        10,958        10,629        11,053
         6/90        10,000         9,700        10,000


This illustration represents past performance and does not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Other classes of shares are available for which performance, fees, and expenses will differ. All results include reinvestment of dividends and capital gains.

                     NVEST LIMITED TERM U.S. GOVERNMENT FUND

================================================================================

                                         Average Annual Total Returns -- 6/30/00
--------------------------------------------------------------------------------

   Class A (Inception 1/3/89)               6 Months      1 Year      5 Years       10 Years
   Net Asset Value1                           2.86%        3.47%        4.67%         6.10%
   With Maximum Sales Charge(2)              -0.23         0.34         4.03          5.78
------------------------------------------------------------------------------------------------------------
   Class B (Inception 9/27/93)              6 Months      1 Year      5 Years     Since Inception
   Net Asset Value(1)                         2.54%        2.80%        3.98%         3.42%
   With CDSC(3)                              -2.45        -2.07         3.66          3.42
------------------------------------------------------------------------------------------------------------
   Class C (Inception 12/30/94)             6 Months      1 Year      5 Years     Since Inception
   Net Asset Value(1)                         2.54%        2.80%        3.98%         4.76%
   With CDSC(3)                               1.54         1.82         3.98          4.76
------------------------------------------------------------------------------------------------------------
   Class Y (Inception 3/31/94)              6 Months      1 Year      5 Years     Since Inception
   Net Asset Value(1)                        3.32%         4.11%        5.08%         5.24%
------------------------------------------------------------------------------------------------------------

                                                                                   Since    Since    Since
                                                                                   Fund's   Fund's   Fund's
                                                                                   Class B  Class C  Class Y
   Comparative Performance                  6 Months   1 Year   5 Years  10 Years  Incept.  Incept.  Incept.
   Lehman Interm. Gov't. Bond Index(4)        3.49%     4.48%     5.82%    7.15%    5.37%    6.92%    6.11%
   Morningstar Short Gov't. Average(5)        2.73      4.01      5.02     6.31     4.52     5.83     5.06
   Lipper Short Int. U.S. Gov't. Average(6)   2.65      3.70      4.98     6.45     4.44     5.75     5.10
------------------------------------------------------------------------------------------------------------

Notes to Chart

These returns represent past performance and do not guarantee future results. Share price and returns will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

(1) These results include reinvestment of any dividends and capital gains, but do not include a sales charge.

(2) These results include reinvestment of any dividends and capital gains, and the maximum sales charge of 3.00%.

(3) These results include reinvestment of any dividends and capital gains. Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge applied when you sell shares. Class C share performance assumes a 1.00% CDSC when you sell shares within one year of purchase.

(4) Lehman Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies with maturities of 1 to 10 years. You may not invest directly in an index. Class B since inception return is calculated from 9/30/93.

(5) Morningstar Short Government Average is the average performance without sales charges of all mutual funds with similar investment objectives as calculated by Morningstar, Inc. Class B since inception return is calculated from 9/30/93.

(6) Lipper Short Intermediate U.S. Government Average is the average performance without sales charges of all mutual funds with a similar current investment style or objective as determined by Lipper Inc. Class B since inception return is calculated from 9/30/93.

                     NVEST LIMITED TERM U.S. GOVERNMENT FUND

================================================================================

                                          Interview with Your Portfolio Managers
--------------------------------------------------------------------------------

[PHOTO]
[PHOTO]

Scott Nicholson,
James Welch
Members of
subadviser team,
Back Bay Advisors, L.P.


Q.   How did the Fund perform during the first half of 2000?

Nvest Limited Term U.S. Government Fund posted a total return of 2.86% at net asset value on Class A shares for the six months ending June 30, 2000. The Fund's return included $0.33 per share in dividends reinvested during this period. By comparison, your Fund's benchmark, the Lehman Intermediate Government Bond Index, had a return of 3.49% for the same period. Although your Fund's return was below its benchmark for the period, bear in mind that the index includes bonds maturing in 1-10 years, whereas Nvest Limited Term U.S. Government Fund's average maturity at the end of June was 5.6 years.

Q.   What was the investment environment like in the first six months of 2000?

The bond market held up well despite the Federal Reserve Board's continued program of short-term interest-rate hikes. Market observers were heartened by the Fed's attempts to slow growth and dampen inflationary pressures. Investors also became more interested in the relative stability offered by bonds after the stock market experienced significant volatility for the first time in several years.

Overall, though, the performance of U.S. Treasury securities -- especially longer-maturity Treasuries -- overshadowed other sectors of the fixed-income market. Vibrant economic growth in the U.S. led to a budget surplus, reducing the need for the federal government to issue debt to finance government programs. The U.S. Treasury instituted a series of buybacks of high-yielding, longer-term U.S. Treasury bonds, and trimmed its calendar of new issues. This reduced supply, coupled with strong demand, pushed yields on long-term Treasury bonds lower and prices higher. As yields on long-term government bonds declined and short-term yields rose due to Fed short-term interest-rate hikes, the Treasury yield curve became inverted -- short-term rates rose above long-term rates.

                     NVEST LIMITED TERM U.S. GOVERNMENT FUND

================================================================================

--------------------------------------------------------------------------------

Q.   What was your strategy as this transpired?

In addition to Treasury securities, Nvest Limited Term U.S. Government Fund can invest in U.S. government agency bonds, mortgage-backed securities, corporate bonds, and asset-backed securities (bonds backed by receipts from auto and other loans). Our emphasis on Treasuries during the period benefited the Fund. In addition, we employed a "barbell" strategy with our Treasury investments. That is, part of the portfolio focused on longer-term Treasuries -- capturing price appreciation as yields fell -- and part was invested in short-term Treasuries -- reaping high yields from short-term notes. We avoided the intermediate-term Treasury bonds that did not perform as well.

Our decision to de-emphasize U.S. government agency securities also benefited the Fund. Agency securities came under pressure during the period, as members of Congress and Treasury officials began to question their implied government guarantees. Although securities issued by agencies, such as the Federal National Mortgage Agency (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), are not backed by the full faith and credit of the U.S. government, they do enjoy the implicit backing of the government because they were created by an act of Congress. The Fund's holdings in these agencies had been reduced to zero when they experienced their worst performance. We used the proceeds from the sale of agency securities to add to the Fund's position in mortgage-backed securities. Because rising interest rates resulted in less refinancing of existing mortgages, these securities performed better than other non-Treasury issues.

                            Portfolio Mix -- 6/30/00

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE GRAPH IN THE PRINTED MATERIAL.]

                    Government Agencies                50.5%
                    Treasuries                         26.6%
                    Corporate & Other                   3.3%
                    Asset-Backed Securities            15.2%
                    Yankees                             4.4%

Portfolio holdings and asset allocation will vary.

                     NVEST LIMITED TERM U.S. GOVERNMENT FUND

================================================================================

--------------------------------------------------------------------------------

Q.   What is your current outlook?

While the stock market has dominated financial headlines in the past few years, we believe that 2000 will witness the re-emergence of the fixed-income market. The Fed continues to raise rates -- causing more stock market uncertainty -- but is doing so prudently. We think the lion's share of the Fed's rate-hike program may be behind us.

Once the Fed is done, the bond market in general, and Treasuries in particular, should be poised for a rally. As a result, we plan to continue to emphasize those market sectors that we believe will provide the best combination of current income and high quality for shareholders of Nvest Limited Term U.S. Government Fund.

This portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Nvest Limited Term U.S. Government Fund may invest primarily in securities issued or backed by the federal government, including Treasury securities, which are guaranteed if held to maturity; mutual funds that invest in these securities are not. It may also invest a portion of assets in foreign securities, which have special risks and in mortgage securities that are subject to prepayment risk. These risks affect the value of your investment. See a prospectus for details.

                              PORTFOLIO COMPOSITION

================================================================================

Investments as of June 30, 2000
(unaudited)

Bonds and Notes -- 99.0% of Total Net Assets

                                                                                   Ratings (c)
                                                                                ----------------
   Principal                                                                            Standard
    Amount    Description                                                       Moody's & Poor's    Value (a)
-------------------------------------------------------------------------------------------------------------
              Asset Backed -- 15.2%
$ 2,000,000   Americredit Automobile, 7.150%, 8/12/2004 ........................  Aaa      AAA   $  1,994,380
  5,000,000   Green Tree Financial Corp., 6.670%, 7/15/2030 ....................  Aaa      AAA      4,948,400
  5,500,000   Household Home Equity Loan Trust, 6.950%, 10/20/2023 .............  Aaa      AAA      5,450,995
  5,000,000   Huntington Auto Trust, 7.330%, 7/15/2004 .........................  Aaa      AAA      5,001,550
  5,000,000   WFS Financial Owner Trust, 7.220%, 9/20/2004 .....................  Aaa      AAA      4,987,500
                                                                                                 ------------
                                                                                                   22,382,825
                                                                                                 ------------
              Banks -- 2.3%
  3,300,000   Bank of America, 7.875%, 5/16/2005 ...............................  Aa2      A+       3,343,303
                                                                                                 ------------
              Government Agencies -- 50.5%
     54,518   Federal Home Loan Mortgage Corp., 7.500%, 6/1/2026 ...............  Aaa      AAA         53,972
     21,740   Federal Home Loan Mortgage Corp., 10.000%, 7/1/2019 ..............  Aaa      AAA         22,891
  3,011,938   Federal Home Loan Mortgage Corp., 11.500%,
              with various maturities to 2020, (d) (e) .........................  Aaa      AAA      3,278,061
  5,000,000   Federal National Mortgage Association, 6.625%, 1/15/02 ...........  Aaa      AAA      4,978,100
  3,803,756   Federal National Mortgage Association, 7.000%, 12/1/2022 (e) .....  Aaa      AAA      3,673,021
 12,655,594   Federal National Mortgage Association, 7.500%,  8/1/2013 .........  Aaa      AAA     12,671,920
  8,670,029   Government National Mortgage Association, 7.000%, 10/15/2028 .....  Aaa      AAA      8,431,950
 39,865,885   Government National Mortgage Association, 8.000%,
              with various maturities to 2030 (d) ..............................  Aaa      AAA     40,317,167
     40,622   Government National Mortgage Association, 12.500%,
              with various maturities to 2015 (d) ..............................  Aaa      AAA         45,738
    672,450   Government National Mortgage Association, 16.000%,
              with various maturities to 2013 (d) ..............................  Aaa      AAA        798,044
    252,628   Government National Mortgage Association, 17.000%,
              with various maturities to 2012 (d) ..............................  Aaa      AAA        300,235
                                                                                                 ------------
                                                                                                   74,571,099
                                                                                                 ------------
              U.S. Government -- 26.6%
  5,500,000   United States Treasury Bonds, 9.250%, 2/15/2016 ..................  Aaa      AAA      7,137,130
  4,000,000   United States Treasury Bonds, 12.000%, 8/15/2013 .................  Aaa      AAA      5,400,000
  5,344,700   United States Treasury Notes, 3.625%, 7/15/2002 (f) ..............  Aaa      AAA      5,307,929
  2,087,760   United States Treasury Notes, 3.875%, 1/15/2009 (f) ..............  Aaa      AAA      2,055,796
  4,000,000   United States Treasury Notes, 7.000%, 7/15/2006 ..................  Aaa      AAA      4,145,000
 15,000,000   United States Treasury Notes, 8.000%, 5/15/2001 ..................  Aaa      AAA     15,196,875
                                                                                                 ------------
                                                                                                   39,242,730
                                                                                                 ------------


6                See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)

Bonds and Notes -- continued

                                                                                        Ratings (c)
                                                                                     ----------------
   Principal                                                                                 Standard
    Amount    Description                                                            Moody's & Poor's    Value (a)
------------------------------------------------------------------------------------------------------------------
              Yankee -- 4.4%
$ 4,960,000   Inter-American Development Bank Bonds,  12.250%, 12/15/2008 ........     Aaa      AAA   $  6,545,930
                                                                                                      ------------
              Total Bonds and Notes (Identified Cost $147,201,919) ...............                     146,085,887
                                                                                                      ------------
              Total Investments - 99.0% (Identified Cost $147,201,919) (b) .......                     146,085,887
              Other assets less liabilities ......................................                       1,445,210
                                                                                                      ------------
              Total Net Assets - 100% ............................................                    $147,531,097
                                                                                                      ============

        (a)   See Note 1a of Notes to Financial Statements.

        (b) Federal Tax Information: At June 30, 2000 the net unrealized depreciation on investments based on cost for federal income tax purposes of $147,201,919 was as follows:

              Aggregate gross unrealized appreciation for all investments in which
              there is an excess value over tax cost ..........................................       $    321,157

              Aggregate gross unrealized depreciation for all investments in which
              there is an excess of tax cost over value .......................................         (1,437,189)
                                                                                                      ------------
              Net unrealized depreciation .....................................................       $ (1,116,032)
                                                                                                      ============

              At December 31, 1999 the Fund had a capital loss carryover of approximately $45,664,662 of which $26,963,634 expires on December 31, 2002, $1,001,296 expires on December 31, 2003,
              $4,342,078 expires on December 31, 2004, $2,731,339 expires on
              December 31, 2005 and $10,626,315 expires on December 31, 2007. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

        (c) The ratings shown are believed to be the most recent ratings available at June 30, 2000. Securities are generally rated at the time of issuance. The rating agencies may revise their rating from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 2000. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

        (d) The Fund's investments in mortgage backed securities of the Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investment in securities of these issuers which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

        (e) A portion of this position has been segregated as collateral in connection with the Fund's derivative investments during the period.

        (f) Variable Rate Securities. The rates shown were those in effect at June 30, 2000.


                 See accompanying notes to financial statements.               7

                       STATEMENT OF ASSETS & LIABILITIES

================================================================================

June 30, 2000
(unaudited)

ASSETS
   Investments at value (Identified cost $147,201,919) ........................                 $ 146,085,887
   Cash .......................................................................                       698,168
   Investments held as collateral for loaned securities .......................                    23,394,375
   Receivable for:
     Fund shares sold .........................................................                        76,406
     Accrued interest .........................................................                     1,608,013
                                                                                                 -------------
                                                                                                  171,862,849

LIABILITIES
   Payable for:
     Collateral on securities loaned, at value ................................  $  23,394,375
     Securities purchased .....................................................        673,579
     Dividends declared .......................................................        150,982
   Accrued expenses:
     Management fees ..........................................................          7,858
     Deferred trustees' fees ..................................................         21,126
     Accounting and administrative ............................................          8,768
     Other ....................................................................         75,064
                                                                                 -------------
                                                                                                   24,331,752
                                                                                                 -------------
NET ASSETS ....................................................................                 $ 147,531,097
                                                                                                =============
   Net Assets consist of:
     Paid in capital ..........................................................                 $ 198,824,531
     Undistributed net investment income ......................................                       468,131
     Accumulated net realized gains (losses) ..................................                   (50,645,533)
     Unrealized appreciation (depreciation) on investments ....................                    (1,116,032)
                                                                                                 -------------

NET ASSETS ....................................................................                 $ 147,531,097
                                                                                                =============

Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($125,737,823 / 11,477,251 shares of beneficial interest) ...................                     $   10.96
                                                                                                    =========
Offering price per share (100 / 97 of $10.96) .................................                     $   11.30*
                                                                                                    =========
Net asset value and offering price of Class B shares
  ($11,678,023 /1,067,626 shares of beneficial interest) ......................                     $   10.94**
                                                                                                    =========
Net asset value and offering price of Class C shares
  ($6,659,559 / 608,383 shares of beneficial interest) ........................                     $   10.95**
                                                                                                    =========
Net asset value, offering and redemption price of Class Y shares
  ($3,455,692 / 313,688 shares of beneficial interest) ........................                     $   11.02
                                                                                                    =========

     *    Based upon single purchases of less than $100,000.
          Reduced sales charges apply for purchases in excess of this amount.

     ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


8                See accompanying notes to financial statements.

                             STATEMENT OF OPERATIONS

================================================================================

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
   Interest .............................................................................                     $ 6,083,986
   Securities lending income ............................................................                          27,226
                                                                                                              -----------
                                                                                                                6,111,212

   Expenses
     Management fees ....................................................................       $   515,676
     Service and distribution fees - Class A ............................................           235,756
     Service and distribution fees - Class B ............................................            63,853
     Service and distribution fees - Class C ............................................            39,577
     Trustees' fees and expenses ........................................................             6,490
     Accounting and administrative ......................................................            28,184
     Custodian ..........................................................................            52,476
     Transfer agent - Class A, Class B, Class C .........................................           135,400
     Transfer agent - Class Y ...........................................................            19,933
     Audit and tax services .............................................................            20,715
     Legal ..............................................................................             3,934
     Printing ...........................................................................            16,162
     Registration .......................................................................            21,812
     Miscellaneous ......................................................................             4,679
                                                                                                -----------
  Total expenses ........................................................................                       1,164,647
                                                                                                              -----------
  Net investment income .................................................................                       4,946,565
                                                                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
     WRITTEN OPTIONS AND FUTURES CONTRACTS

  Realized gain (loss) on:
     Investments - net ..................................................................        (3,805,182)
     Written options - net ..............................................................           (30,531)
     Futures contracts - net ............................................................           (24,675)
                                                                                                -----------
     Total realized gain (loss) on investments,written options and futures contracts ....        (3,860,388)
                                                                                                -----------
  Unrealized appreciation (depreciation) on:
     Investments - net ..................................................................         3,177,281
                                                                                                -----------
  Net gain (loss) on investment transactions ............................................                        (683,107)
                                                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...................................                     $ 4,263,458
                                                                                                              ===========


                 See accompanying notes to financial statements.               9

                       STATEMENT OF CHANGES IN NET ASSETS

================================================================================

(unaudited)

                                                                                                   Year Ended       Six Months Ended
                                                                                                   December 31,          June 30,
                                                                                                       1999                2000
                                                                                                  -------------       -------------
FROM OPERATIONS

   Net investment income ...................................................................      $  12,169,938       $   4,946,565
   Net realized gain (loss) on investments, written options and futures contracts ..........         (9,210,131)         (3,860,388)
   Unrealized appreciation (depreciation) on investments, written options
     and futures contracts .................................................................         (4,766,837)          3,177,281
                                                                                                  -------------       -------------
   Increase (decrease) in net assets from operations .......................................         (1,807,030)          4,263,458
                                                                                                  -------------       -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A ...............................................................................         (9,933,189)         (3,942,056)
     Class B ...............................................................................           (840,673)           (333,596)
     Class C ...............................................................................           (573,411)           (206,965)
     Class Y ...............................................................................           (460,940)           (100,664)
                                                                                                  -------------       -------------
                                                                                                    (11,808,213)         (4,583,281)
                                                                                                  -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS .................................................        (40,341,564)        (32,646,033)
                                                                                                  -------------       -------------
Total increase (decrease) in net assets ....................................................        (53,956,807)        (32,965,856)

NET ASSETS
   Beginning of the period .................................................................        234,453,760         180,496,953
                                                                                                  -------------       -------------
   End of the period .......................................................................      $ 180,496,953       $ 147,531,097
                                                                                                  =============       =============

UNDISTRIBUTED NET INVESTMENT INCOME
   End of the period .......................................................................      $     104,847       $     468,131
                                                                                                  =============       =============


10                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                                          Class A
                                                       --------------------------------------------------------------------------
                                                                                                                       Six Months
                                                                           Year Ended December 31,                        Ended
                                                       -------------------------------------------------------------     June 30,
                                                          1995         1996         1997         1998         1999         2000
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ................. $   11.49    $   12.10    $   11.55    $   11.64    $   11.70    $   10.97
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Income From Investment Operations
Net Investment Income ................................      0.86         0.81         0.72         0.67         0.66         0.37
Net Realized and Unrealized Gain (Loss) on Investments      0.59        (0.54)        0.09         0.06        (0.74)       (0.05)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Total From Investment Operations .....................      1.45         0.27         0.81         0.73        (0.08)        0.32
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Less Distributions
Distributions From Net Investment Income .............     (0.84)       (0.82)       (0.72)       (0.67)       (0.65)       (0.33)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Total Distributions ..................................     (0.84)       (0.82)       (0.72)       (0.67)       (0.65)       (0.33)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period ....................... $   12.10    $   11.55    $   11.64    $   11.70    $   10.97    $   10.96
                                                       =========    =========    =========    =========    =========    =========
Total Return (%) (a) .................................     13.0          2.4          7.3          6.5         (0.7)         2.9
Ratio of Operating Expenses to Average
Net Assets (%) .......................................      1.22         1.25         1.28         1.31         1.33         1.39(c)
Ratio of Net Investment Income to Average
Net Assets (%) .......................................      7.18         7.13         6.40         5.81         5.91         6.30(c)
Portfolio Turnover Rate (%) ..........................       247          327          533        1,376          400          200
Net Assets, End of Period (000) ...................... $ 361,520    $ 276,178    $ 222,185    $ 194,032    $ 149,756    $ 125,738

                                                                                          Class B
                                                       --------------------------------------------------------------------------
                                                                                                                       Six Months
                                                                           Year Ended December 31,                        Ended
                                                       -------------------------------------------------------------     June 30,
                                                          1995         1996         1997         1998         1999         2000
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ................. $   11.48    $   12.09    $   11.54    $   11.62    $   11.69    $   10.95
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Income From Investment Operations
Net Investment Income ................................      0.76         0.73         0.65         0.60         0.59         0.34
Net Realized and Unrealized Gain (Loss) on Investments      0.61        (0.54)        0.08         0.07        (0.75)       (0.06)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Total From Investment Operations .....................      1.37         0.19         0.73         0.67        (0.16)        0.28
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Less Distributions
Distributions From Net Investment Income .............     (0.76)       (0.74)       (0.65)       (0.60)       (0.58)       (0.29)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Total Distributions ..................................     (0.76)       (0.74)       (0.65)       (0.60)       (0.58)       (0.29)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period ....................... $   12.09    $   11.54    $   11.62    $   11.69    $   10.95    $   10.94
                                                       =========    =========    =========    =========    =========    =========
Total Return (%) (b) .................................     12.3          1.7          6.5          5.9         (1.4)         2.5

Ratio of Operating Expenses to Average
  Net Assets (%) .....................................      1.87         1.90         1.93         1.96         1.98         2.04(c)
Ratio of Net Investment Income to Average
  Net Assets (%) .....................................      6.53         6.48         5.75         5.16         5.26         5.65(c)
Portfolio Turnover Rate (%) ..........................       247          327          533        1,376          400          200
Net Assets, End of Period (000) ...................... $  18,056    $  18,503    $  16,060    $  18,116    $  14,601    $  11,678

(a)  A sales charge is not reflected in total return calculations.

(b) A contingent deferred sales charge is not reflected in total return calculations.

(c)  Computed on an annualized basis.


                 See accompanying notes to financial statements.              11

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                                          Class C
                                                       --------------------------------------------------------------------------
                                                                                                                       Six Months
                                                                           Year Ended December 31,                        Ended
                                                       -------------------------------------------------------------     June 30,
                                                          1995         1996         1997         1998         1999         2000
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ................. $   11.48    $   12.10    $   11.54    $   11.63    $   11.70    $   10.96
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Income From Investment Operations
Net Investment Income ................................      0.64         0.75         0.65         0.60         0.59         0.37
Net Realized and Unrealized Gain (Loss) on Investments      0.64        (0.57)        0.09         0.07        (0.75)       (0.09)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Total From Investment Operations .....................      1.28         0.18         0.74         0.67        (0.16)        0.28
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Less Distributions
Dividends From Net Investment Income .................     (0.65)       (0.74)       (0.65)       (0.60)       (0.58)       (0.29)
Distributions in Excess of Net Investment Income .....     (0.01)        0.00         0.00         0.00         0.00         0.00
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Total Distributions ..................................     (0.66)       (0.74)       (0.65)       (0.60)       (0.58)       (0.29)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period ....................... $   12.10    $   11.54    $   11.63    $   11.70    $   10.96    $   10.95
                                                       =========    =========    =========    =========    =========    =========
Total Return (%) (a) .................................     11.4          1.6          6.6          5.9         (1.4)         2.5
Ratio of Operating Expenses to Average
 Net Assets (%) ......................................      1.87         1.90         1.93         1.96         1.98         2.04(b)
Ratio of Net Investment Income to Average Net
Assets (%) ...........................................      6.53         6.48         5.75         5.16         5.26         5.65(b)
Portfolio Turnover Rate (%) ..........................       247          327          533        1,376          400          200
Net Assets, End of Period (000) ...................... $   5,936    $  14,903    $  15,699    $  13,962    $   9,054    $   6,660

(a) A contingent deferred sales charge is not reflected in total return calculations.

(b)  Computed on an annualized basis.


12                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

================================================================================

For a share outstanding throughout each period
(unaudited)

                                                                                          Class Y
                                                       --------------------------------------------------------------------------
                                                                                                                       Six Months
                                                                           Year Ended December 31,                        Ended
                                                       -------------------------------------------------------------     June 30,
                                                          1995         1996         1997         1998         1999         2000
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period ................. $   11.51    $   12.13    $   11.58    $   11.66    $   11.73    $   11.00
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Income From Investment Operations
Net Investment Income ................................      0.86         0.85         0.76         0.72         0.70         0.95
Net Realized and Unrealized Gain (Loss) on Investments      0.63        (0.54)        0.08         0.06        (0.74)       (0.58)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Total From Investment Operations .....................      1.49         0.31         0.84         0.78        (0.04)        0.37
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Less Distributions
Distributions From Net Investment Income .............     (0.87)       (0.86)       (0.76)       (0.71)       (0.69)       (0.35)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Total Distributions ..................................     (0.87)       (0.86)       (0.76)       (0.71)       (0.69)       (0.35)
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period ....................... $   12.13    $   11.58    $   11.66    $   11.73    $   11.00    $   11.02
                                                       =========    =========    =========    =========    =========    =========
Total Return (%) .....................................     13.3          2.8          7.5          6.9         (0.3)         3.3
Ratio of Operating Expenses to Average
  Net Assets (%) .....................................      0.87         0.90         0.93         0.96         0.98         0.94(a)
Ratio of Net Investment Income to Average
  Net Assets (%) .....................................      7.53         7.48         6.75         6.16         6.26         7.26(a)
Portfolio Turnover Rate (%) ..........................       247          327          533        1,351          400          200
Net Assets, End of Period (000) ...................... $   5,723    $   5,313    $   5,262    $   8,345    $   7,086    $   3,456

(a)  Computed on an annualized basis.


                 See accompanying notes to financial statements.              13

                          NOTES TO FINANCIAL STATEMENTS

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

1. Significant Accounting Policies. The Fund is a series of Nvest Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Fund seeks a high current return consistent with preservation of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 3.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or service and distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and/or market discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)


c. Options. The Fund uses options to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

d. Interest Rate Futures Contracts. The Fund may purchase or sell interest rate futures contracts to hedge against changes in the values of securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.

Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

e. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

f. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differ-

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

ences relate primarily to differing treatments for income recognition for mortgage-backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to capital accounts.

g. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. Purchases and Sales of Securities. For the six months ended June 30, 2000, purchases and sales of securities (excluding short-term investments) were as follows:

                       Purchases                              Sales
           -----------------------------      -----------------------------
           U.S. Government      Other         U.S. Government      Other
           ---------------  ------------      ---------------  ------------
            $294,561,910     $27,064,467       $316,178,148     $37,806,554

Transactions in written options for the six months ended June 30, 2000 are summarized as follows:

                                                  Written Options
                                            -------------------------
                                            Number of        Premiums
                                            Contracts        Received
                                            ---------        --------
     Open at December 31, 1999 ............         0        $      0
     Contracts opened .....................       (50)        (34,906)
     Contracts closed .....................        50          34,906
                                             --------        --------
     Open at June 30, 2000 ................         0        $      0
                                             ========        ========

3a. Management Fees and Other Transactions with Affiliates. The Fund pays gross management fees to its investment adviser, Nvest Funds Management, L.P. ("Nvest Management") at the annual rate of 0.65% of the first $200 million of the Fund's average daily net assets, 0.625% of the next $300 million and 0.60% of such assets in excess of $500 million, reduced by the payment to the Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay"), at the rate of 0.325% of the first $200 million of the Fund's average daily net assets, 0.3125% of the next $300 million and 0.30% of such assets in excess of $500 million. Certain officers and directors of Nvest Management are also officers or trustees of the Fund. Nvest Management and Back Bay Advisors are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company (see Note 6). Fees earned by Nvest Management and Back Bay Advisors under the management and subadvisory agreements in effect during the six months ended June 30, 2000 are as follows:

                   Fees Earned
                   -----------
                   Nvest Management          $ 257,838
                   Back Bay                    257,838
                                             ---------
                                             $ 515,676
                                             =========

The effective annualized management fee for the six months ended June 30, 2000 was 0.65%.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)


b. Accounting and Administrative Expense. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund pays NSC a group fee for these services equal to the annual rate of 0.035% of the first $5 billion of Nvest Funds' average daily net assets, 0.0325% of the next $5 billion of the Nvest Funds' average daily net assets, and 0.03% of the Nvest Funds' average daily net assets in excess of $10 billion. For the six months ended June 30, 2000, these expenses amounted to $28,184, and are shown separately in the financial statements as accounting and administrative. The effective annualized accounting and administrative expense for the six months ended June 30, 2000 was 0.034%.

c. Service and Distribuion Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B shares (the "Class B Plan") and Class C shares (the "Class C Plan").

Under the Class A Plan, the Fund pays Nvest Funds Distributor, L.P. ("Nvest Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. Also under the Class A Plan, the Fund pays Nvest Funds a monthly distribution fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A shares as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with Nvest Funds) incurred by Nvest Funds in connection with the marketing or sale of Class A shares.

For the six months ended June 30, 2000, the Fund paid Nvest Funds $168,397 in service fees and $67,359 in distribution fees under the Class A Plan. If the expenses of Nvest Funds that are otherwise reimbursable, as service fees or distribution fees, respectively, under the Class A Plan incurred in any year exceed the amounts of such fees payable by the Fund under the Class A Plan, the unreimbursed amounts (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expense carried forward into 2000 is $2,272,723 (reimbursable as distribution fees).

Under the Class B and Class C Plans, the Fund pays Nvest Funds monthly service fees at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $15,963 and $9,894 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays Nvest Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with Nvest Funds) incurred by Nvest Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 2000, the Fund paid Nvest Funds $47,890 and $29,683 in distribution fees under the Class B and Class C Plans, respectively.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

Commissions (including contingent deferred sales charges) on Fund shares paid to Nvest Funds by investors in shares of the Fund during the six months ended June 30, 2000 amounted to $71,237.

d. Transfer Agent Fees. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services ("BFDS") serves as the sub-transfer agent for the Fund. NSC receives account fees for Class A, Class B and Class C shareholder accounts. NSC and BFDS are also reimbursed by the Fund for out-of-pocket expenses. Class Y shares bear a transfer agent fee of 0.10% of average daily net assets. For the six months ended June 30, 2000, the Fund paid NSC $120,504 as compensation for its services as transfer agent.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Nvest Management, Nvest Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund or certain other Nvest Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

4. Capital Shares. At June 30, 2000 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y. Transactions in capital shares were as follows:

                                                                               Year Ended                   Six Months Ended
                                                                            December 31, 1999                 June 30, 2000
                                                                       ----------------------------    ----------------------------
  Class A                                                                 Shares          Amount          Shares          Amount
----------                                                             ------------    ------------    ------------    ------------
Shares sold ........................................................      4,310,455    $ 48,747,149       1,288,804    $ 14,063,513
Shares issued in connection with the reinvestment of:
  Distributions from net investment income .........................        711,288       8,028,741         292,044       3,189,938
                                                                       ------------    ------------    ------------    ------------
                                                                          5,021,743      56,775,890       1,580,848      17,253,451
Shares repurchased .................................................     (7,948,175)    (89,760,622)     (3,757,029)    (41,013,075)
                                                                       ------------    ------------    ------------    ------------
Net increase (decrease) ............................................     (2,926,432)   $(32,984,732)     (2,176,181)   $(23,759,624)
                                                                       ------------    ------------    ------------    ------------

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

                                                                               Year Ended                   Six Months Ended
                                                                            December 31, 1999                 June 30, 2000
                                                                       ----------------------------    ----------------------------
  Class B                                                                 Shares          Amount          Shares          Amount
----------                                                             ------------    ------------    ------------    ------------
Shares sold ........................................................        470,492    $  5,337,955          94,290    $  1,029,699
Shares issued in connection with the reinvestment of:
  Distributions from net investment income .........................         63,521         715,455          26,456         288,663
                                                                       ------------    ------------    ------------    ------------
                                                                            534,013       6,053,410         120,746       1,318,362
Shares repurchased .................................................       (751,056)     (8,497,037)       (386,205)     (4,208,937)
                                                                       ------------    ------------    ------------    ------------
Net increase (decrease) ............................................       (217,043)   $ (2,443,627)       (265,459)   $ (2,890,575)
                                                                       ------------    ------------    ------------    ------------

                                                                               Year Ended                   Six Months Ended
                                                                            December 31, 1999                 June 30, 2000
                                                                       ----------------------------    ----------------------------
  Class C                                                                 Shares          Amount          Shares          Amount
----------                                                             ------------    ------------    ------------    ------------
Shares sold ........................................................      2,004,195    $ 22,667,643         404,455    $  4,421,615
Shares issued in connection with the reinvestment of:
  Distributions from net investment income .........................         39,746         448,945          14,089         153,766
                                                                       ------------    ------------    ------------    ------------
                                                                          2,043,941      23,116,588         418,544       4,575,381
Shares repurchased .................................................     (2,411,539)    (27,272,883)       (636,280)     (6,944,158)
                                                                       ------------    ------------    ------------    ------------
Net increase (decrease) ............................................       (367,598)   $ (4,156,295)       (217,736)   $ (2,368,777)
                                                                       ------------    ------------    ------------    ------------

                                                                               Year Ended                   Six Months Ended
                                                                            December 31, 1999                 June 30, 2000
                                                                       ----------------------------    ----------------------------
  Class Y                                                                 Shares          Amount          Shares          Amount
----------                                                             ------------    ------------    ------------    ------------
Shares sold ........................................................        131,028    $  1,487,903          49,530    $    541,035
Shares issued in connection with the reinvestment of:
  Distributions from net investment income .........................         40,672         459,988           9,883         108,316
                                                                       ------------    ------------    ------------    ------------
                                                                            171,700       1,947,891          59,413         649,351
Shares repurchased .................................................       (238,738)     (2,704,801)       (389,926)     (4,276,408)
                                                                       ------------    ------------    ------------    ------------
Net increase (decrease) ............................................        (67,038)   $   (756,910)       (330,513)   $ (3,627,057)
                                                                       ------------    ------------    ------------    ------------
Increase (decrease) derived from capital shares transactions .......     (3,578,111)   $(40,341,564)     (2,989,889)   $(32,646,033)
                                                                       ============    ============    ============    ============

5. Security Lending. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 2000 the Fund had on loan securities having a market value of $22,938,551 collateralized by cash in the amount of $23,394,375 which was invested in a short-term instrument.

6. Subsequent Event. Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, manage-

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

ment and operating autonomy. The transaction will not affect daily operations of the Nvest Funds or the investment management activities of the Funds' investment advisers or subadvisers.

Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest affiliates. Consequently, it is anticipated that the Nvest affiliates will seek approval of new agreements from the Board of Trustees and shareholders prior to the consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

--------------------------------------------------------------------------------

                          NVEST MUNICIPAL INCOME FUND
                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
               NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

                        Supplement dated August 21, 2000
    to Nvest Bond Funds Prospectus Classes A, B and C and Nvest Massachusetts Tax Free Income Fund and Nvest Intermediate Term Tax Free Fund of California
                      Prospectuses, each dated May 1, 2000


John Maloney has become co-manager of the Funds, joining James Welch. Mr. Maloney, Vice President at Back Bay Advisors, has been with the company since 1989. Mr. Maloney has a B.A. in Economics from the University of Massachusetts and has 17 years of investment experience.

                              SAVING FOR RETIREMENT

================================================================================

                                        An Early Start Can Make a Big Difference
--------------------------------------------------------------------------------

With today's life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulated the greater retirement nest egg? For the answer, look at the chart.

                                                    Two Hypothetical Investments

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Investor A              Investor B
Age 65          $214,295                $157,909


Assumes an 8% fixed rate of return. This illustration does not reflect the effect of any taxes. Results are not indicative of the past or future results of any Nvest Fund. The value and returns on Nvest funds will fluctuate with changing market conditions.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start and the power of compounding.

Nvest Funds has prepared a number of informative retirement planning guides. Call your financial representative or Nvest Funds today at 800-225-5478, and ask for the guide that best fits your personal needs. We will include a prospectus, which contains more information, including charges and other ongoing expenses. Please read the prospectus carefully before you invest.

                             REGULAR INVESTING PAYS

================================================================================

                                           Five Good Reasons to Invest Regularly
--------------------------------------------------------------------------------

1.   It's an easy way to build assets.
2.   It's convenient and effortless.
3.   It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5.   It can help you benefit from the ups and downs of the market.

With Investment Builder, Nvest Funds' automatic investment program, you can invest as little as $100 a month in your Nvest fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

                                                  The Power of Monthly Investing

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  100            $200            $500
25 Years        $91,236        $182,472        $456,181


Assumes an 8% fixed rate of return compounded monthly and does not allow for taxes. Results are not indicative of the past or future results of any Nvest Funds. The value and return on Nvest Funds fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, investors should consider their financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current Nvest Funds account. To open an Investment Builder account today, call your financial representative or Nvest Funds at 800-225-5478.

Please call Nvest Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

================================================================================

                                              Glossary for Mutual Fund Investors
--------------------------------------------------------------------------------

Total Return - The change in value of a mutual fund investment over a specific period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Income Distributions - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

Capital Gains Distributions - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year, when available.

Yield - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

Maturity - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

Duration - A measure, stated in years, of a bond's sensitivity to interest rates. Duration allows you to compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% in value if interest rates rise 1%.

Treasuries - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

Municipal Bond - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

                                   NVEST FUNDS

================================================================================

       LARGE-CAP EQUITY FUNDS                 GLOBAL/INTERNATIONAL EQUITY
         Capital Growth Fund                     Star Worldwide Fund
        Kobrick Growth Fund                   International Equity Fund
            Growth Fund
       Growth and Income Fund                   CORPORATE INCOME FUNDS
           Balanced Fund                   Short Term Corporate Income Fund
           Star Value Fund                         Bond Income Fund
                                                   High Income Fund
        ALL-CAP EQUITY FUNDS                    Strategic Income Fund
         Star Advisers Fund
        Kobrick Capital Fund                   GOVERNMENT INCOME FUNDS
           Bullseye Fund                  Limited Term U.S. Government Fund
         Equity Income Fund                   Government Securities Fund

       SMALL-CAP EQUITY FUNDS                    MONEY MARKET FUNDS*
         Star Small Cap Fund                    Cash Management Trust
    Kobrick Emerging Growth Fund            Tax Exempt Money Market Trust

                                     *Investments in money market funds are not
                                      insured or guaranteed by the FDIC or any
                                                 government agency."


                             TAX-FREE INCOME FUNDS
                             Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund


To learn more, and for a free prospectus, contact your financial representative.

                    Visit our Web site at www.nvestfunds.com
                          Nvest Funds Distributor, L.P.
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

     This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read "the prospectus carefully before investing.

     Nvest Funds Distributor, L.P., and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc.
(NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

[LOGO] NvestFunds(SM)
       Where The Best Minds Meet(R)


           LT58-0600
[LOGO] Printed On Recycled Paper

                               SEMIANNUAL REPORT

================================================================================

[LOGO] NvestFunds(SM)
       Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

                                                         Nvest Massachusetts
                                                         Tax Free Income Fund

                                                                 Where
                                                               The Best
                                                            Minds Meet(R)



Please read the prospectus
supplement on page 20.


-------------
June 30, 2000
-------------

                               PRESIDENTS MESSAGE

================================================================================
AUGUST  2000
--------------------------------------------------------------------------------

[PICTURE OF JOHN HAILER GOES HERE]
John
T. Hailer President and
Chief Executive Officer
Nvest Funds

In an effort to protect the U.S. economy from the specter of renewed inflation, the Federal Reserve Board has raised interest rates six times in the past 12 months - three times during the first six months of 2000. Because higher interest rates cut into corporate profits and make financial assets less attractive, the markets have been undergoing a period of heightened volatility.

YOUR CHOICE OF INVESTMENT TOOLS

Investors react to volatility in different ways. Some seek safer harbors; others define risk as opportunity and add selectively to their portfolios. Regardless of which type of investor you may resemble, remember that Nvest funds cover a wide spectrum of investments, from conservative to aggressive. These include a comprehensive family of equity and fixed-income funds that may complement your current holdings, as well as funds that combine different investment styles in a single portfolio.

For  example,  Nvest Star  funds'  multi-manager  approach  can help you through periods of market volatility by offering you greater diversification than single-manager funds. Each Nvest Star fund is composed of four separate segments run by managers with distinct investment disciplines -- a strategy that allows investors to benefit from different investment styles and diversified portfolio holdings, seeking superior long-term results with reduced risk. We search for the strongest candidates to manage each segment, using approaches that complement one another in varying market conditions. No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes.

NVEST IS POISED FOR GLOBAL GROWTH

As you may know, Nvest Companies is under agreement to be acquired by CDC Asset Management, a leading French institutional money management company and a major global financial institution. CDC's expertise in European stock and bond markets will be a resource for the premier U.S. investment management teams who manage our funds. Nvest Funds will continue to operate independently, but with broader resources to bring you attractive, innovative products and services. Since your vote will be required, you will receive proxy information in September. In the meantime, if you would like more information, you are welcome to call your financial representative or us, or visit our web site, www.nvestfunds.com.

                     [JOHN HAILER'S SIGNATURE APPEARS HERE]

"No matter how you react to shifting markets, don't let short-term events derail your long- range program. Consult your financial representative before you make any changes."

               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
================================================================================

                                        INVESTMENT RESULTS THROUGH JUNE 30, 2000
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing Nvest Massachusetts Tax Free Income Fund's performance with a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[Growth of $10,000 chart goes here]

                      NAV           MSC      Lehman Municipal
        --------------------------------------------------------
         6/00        18,161        17,389        19,927
         6/99        18,045        17,278        19,300
         6/98        17,786        17,030        18,781
         6/97        16,490        15,789        17,285
         6/96        15,284        14,634        15,857
         6/95        14,354        13,744        14,870
         6/94        13,335        12,768        13,669
         6/93        13,583        13,006        13,641
         6/92        12,081        11,567        12,184
         6/91        10,792        10,333        10,901
         6/90        10,000         9,575        10,000

This illustration represents past performance and does not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Other classes of shares are available for which performance, fees and expenses will differ. All results include reinvestment of dividends and capital gains.

                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
================================================================================

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/00
--------------------------------------------------------------------------------
CLASS A  (Inception 3/23/84)             6 MONTHS   1 YEAR  5 YEARS  10 YEARS
Net Asset Value(1),(4)..............        3.47%    0.64%    4.82%    6.14%
With Maximum Sales Charge(2),(4) ...       -0.94    -3.66     3.92     5.68

                                                                       SINCE
CLASS B (Inception 9/13/93)              6 MONTHS   1 YEAR  5 YEARS  INCEPTION
Net Asset Value(1),(4) .............        3.09%   -0.08%    4.12%    3.13%
With CDSC(3),(4) ...................       -1.91    -4.84     3.79     3.13


                                                                                   SINCE
                                                                                   FUND'S
                                                                                   CLASS B
COMPARATIVE PERFORMANCE                   6 MONTHS   1 YEAR  5 YEARS    10 YEARS  INCEPTION
Lehman Municipal Bond Index(5)              4.48%     3.25%     5.88%     7.06%     5.15%
Morningstar Muni Single State Long Avg.(6)  3.34      1.78      4.39      6.05      3.90
Lipper MA Municipal Debt Average(7)         3.99      0.87      4.73      6.44      3.99


These returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown.

                                                            YIELDS AS OF 6/30/00
--------------------------------------------------------------------------------
                           CLASS A           CLASS B
SEC 30-day Yield(8)         5.07%             4.66%
Taxable Equivalent Yield(9) 8.92              8.20


NOTES TO CHARTS

1 These results include reinvestment of any dividends and capital gains, but do not include a sales charge.
2 These results include reinvestment of any dividends and capital gains, and the maximum sales charge of 4.25%.
3 These results include reinvestment of any dividends and capital gains. Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge applied when you sell shares.
4 The Fund waived certain fees and expenses during the period indicated and its average total return would have been lower had these fees not been waived.
5 Lehman Municipal Bond Index is an unmanaged composite measure of the performance of the municipal bond market. You may not invest directly in an index. Class B since-inception return is calculated from 9/30/93.
6 Morningstar Muni Single State Long Average is the average performance without sales charges of all mutual funds with similar investment objectives as calculated by Morningstar, Inc. Class B since-inception return is calculated from 9/30/93.
7 Lipper Massachusetts Municipal Debt Average is the average performance without sales charges of all mutual funds with a similar current investment style or objective as determined by Lipper Inc. Class B since-inception return is calculated from 9/30/93.
8 SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.
9 Taxable equivalent yield is based on the maximum combined federal and MA income tax of 43.13%. A portion of income may be subject to federal, state or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
================================================================================

                                           INTERVIEW WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------
[PICTURE OF JAMES WELCH GOES HERE]
James Welch
Back Bay Advisors, L.P.

Q. How did Massachusetts Tax Free Income Fund perform over the past six months?

The return on Class A shares of Nvest Massachusetts Tax Free Income Fund was 3.47% at net asset value for the six months ended June 30, 2000, including $0.41 per share in reinvested dividends. For the same period, the Fund's benchmark, Lehman Municipal Bond Index, returned 4.48%. Bear in mind that the Lehman Index reflects municipal bond performance throughout the country, including states with lower ratings than Massachusetts, which pay higher rates to compensate investors for greater risk. Throughout the period, we maintained a relatively conservative portfolio structure as part of our efforts to smooth out the price volatility of the market. This strategy worked well while interest rates were rising, but it detracted from performance as rates fell in June.

The 30-Day yield on Class A shares of your Fund was 5.07% as of June 30, 2000, which is equivalent to a taxable yield of 8.92%, based on the maximum combined federal and Massachusetts income tax rate of 43.13%.

Q. What was the investment environment for Massachusetts municipal bonds during the period?

Continuing in its proactive battle against inflation, the Federal Reserve Board implemented a series of short-term interest rate hikes during the first six months of 2000. Despite these tightening efforts, the environment for fixed-income investments in general was surprisingly positive. The economy continued to grow at a brisk pace while inflation remained relatively dormant.

The fixed-income market was also bolstered in the early part of the period by the U.S. Treasury Department's announcement that it was buying back long-term debt. This created a strong demand for long-term Treasuries, driving up prices, and leading to an inverted yield curve -- where yields on short-term bonds rise above long-term bond yields.

                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
================================================================================

Meanwhile, the Massachusetts municipal bond market benefited from strong state and national economies. Revenues from sales, real estate taxes and other taxes soared, improving the state's fiscal strength. Finally, as yields of long-term Treasuries fell, so too did yields on long-term municipals. This drop in yields (and corresponding increase in prices) meant that long-term municipal bonds outperformed short- and intermediate-term municipal bonds.

Q. Did supply and demand impact the Massachusetts municipal market?

Yes. During the period, the supply of high-quality, tax-exempt issues fell short of demand, further supporting prices. In contrast to several years ago, state and local governments are enjoying record budget surpluses, reducing the need for municipalities to issue new debt to fund new projects. At the same time, the stock market's intense volatility caused many investors to focus on wealth preservation rather than wealth creation -- increasing demand for quality investments, particularly municipal securities issued in Massachusetts and other states with high bond ratings.

Q. What strategies did you use in managing the Fund?

Throughout the period, we took advantage of the Commonwealth's healthy fiscal position, emphasizing bonds whose interest payments are derived from general state or municipal revenues, such as taxes.

Pre-Refunded  securities played an
important role. These are securities for which a bond issuer floats a second bond in order to pay off the first bond before the call date, lowering the borrower's costs. Relative price stability made these holdings top contributors to your Fund's performance early in the year, but they worked against us in June.

We maintained the Fund's focus on the education and housing sectors, which are continuing to reap the rewards of a booming economy. Health care -- a major industry in the state -- also continued to be well represented in the portfolio. Although the sector has yet to make a complete recovery, it has made a solid improvement from last year's depressed levels. However, we continue to be watchful of the Big Dig highway project in metropolitan Boston. If the Federal government ever withdraws funding, the Commonwealth would face enormous costs.

                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
================================================================================

                       CREDIT QUALITY COMPOSITION 6/30/00

[PIE CHART DEPICTING BREAKDOWN OF COMPOSITION]

AAA                     49.7%
AA                       3.6%
A                       17.4%
BBB                     14.4%
BB                       6.8%
B/NOT RATED              8.1%

AVERAGE CREDIT QUALITY = AA
AVERAGE PORTFOLIO MATURITY = 18.1 YEARS


           QUALITY IS BASED ON RATINGS PROVIDED BY STANDARD & POOR'S.
               PORTFOLIO HOLDINGS AND ASSET ALLOCATION WILL VARY.

Q. What is your current outlook?

Our overall outlook for Massachusetts municipal bonds -- and for the bond market in general -- remains favorable. We expect the difference between long- and short-term yields to continue to narrow. This would benefit funds with longer average maturities.

We also expect continued stock market volatility, which should make investors continue to seek the relative safety -- and superior after-tax yields -- of municipal securities. This should generate steady demand and price support for municipal bonds.

This portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Nvest Massachusetts Tax Free Income Fund may invest a portion of assets in lower-rated bonds that offer higher yields in return for more risk. Some income may be subject to federal and Massachusetts state taxes. Capital gains are fully taxable. Investors may be subject to the alternative minimum tax (AMT). This fund is non-diversified, meaning it concentrates its assets in fewer securities, which can significantly affect your fund's performance and the value of your investment. See a prospectus for details. The portfolio may also include U.S. government securities, which are guaranteed if held to maturity; mutual funds that invest in these securities are not.

                             PORTFOLIO COMPOSITION
================================================================================

Investments as of June 30, 2000
(unaudited)

TAX EXEMPT OBLIGATIONS-- 98.5% OF TOTAL NET ASSETS

                                                                            RATINGS (C)
                                                                        -------------------
PRINCIPAL                                                                         STANDARD
 AMOUNT      DESCRIPTION                                                 MOODY'S  & POOR'S    VALUE (A)
-------------------------------------------------------------------------------------------------------
             GUAM-- 1.6%
$1,500,000   Airport Authority Revenue Bond, Series B, 6.600%, 10/1/2010   --       BBB       $1,583,385
                                                                                               ---------
             MASSACHUSETTS MUNICIPAL -- 8.8%
4,000,000    State Refunding, Series A, 6.500%, 11/01/2014, (MBIA
             insured)                                                      Aaa      AAA        4,459,960
 1,500,000   Wholesale Electric, 6.750%, 7/01/2008                         Baa2     BBB+       1,568,970
 2,500,000   Wholesale Electric, 6.750%, 7/01/2011                         Baa2     BBB+       2,603,375
                                                                                               ---------
                                                                                               8,632,305
                                                                                               ---------
             MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY-- 12.9%
 2,300,000   Boston University, Series P, 6.000%, 5/15/2029                A3       BBB+       2,265,684
 3,000,000   Health Care Facility Alliance, 7.100%, 7/01/2032              --       --         2,757,270
 2,000,000   Ogden Haverhill A Rmk, 6.700%, 12/01/2014                     --       BBB        2,026,880
 3,000,000   Refunding Springfield Resource Recovery-A, 5.625%, 6/1/2019   A2       --         2,793,870
 3,150,000   Revenue Bond, 5.900%, 11/01/2018                              Ba2      --         2,843,001
                                                                                               ---------
                                                                                              12,686,705
                                                                                               ----------
             MASSACHUSETTS STATE HEALTH & EDUCATION FACILITY AUTHORITY-- 38.4%
 1,500,000   Beverly Hospital Rib, 6.520%, 6/18/2020, (MBIA insured)(d)    Aaa      AAA        1,475,145
 3,000,000   Boston University Rib, Series L, 8.635%, 10/01/2031,
             (MBIA insured)(d)                                             Aaa      AAA        3,191,460
 2,000,000   Catholic Health East Series B, 5.000%, 11/15/2018,
             (AMBAC insured)                                               Aaa      AAA        1,805,720
 1,750,000   Charlton Memorial Hospital, Series B, Pre-Refunded,
             7.250%, 7/01/2013                                              --       A         1,831,480
 3,000,000   Dana Farber, Series G-1, 6.250%, 12/01/2022                    A1       A         2,957,130
   880,000   Educational Loan Revenue Bond, Issue D-Series A,
             7.250%, 1/01/2009, (AMBAC insured)                            Aaa      AAA          902,994
 1,000,000   Faulkner Hospital, Series C, Pre-Refunded, 6.000%, 7/1/2013   Baa1     --         1,052,370
 2,500,000   Harvard University Issue Series W, 6.000%, 7/01/2035          Aaa      AAA        2,579,125
 3,000,000   Harvard University, Series N, 6.250%, 4/01/2020               Aaa      AAA        3,264,780
 2,400,000   Medical Center of Central Mass., CIass A, Pre-Refunded,
             7.000%, 7/1/2012                                              A3       AAA        2,507,208
1,000,000    New England Baptist Hospital, Series B, Pre-Refunded,
             7.300%, 7/01/2011                                             Baa1     AAA        1,047,040
1,220,000    New England Deaconess Hospital, Series D, Pre-Refunded, 6.875%,
             4/01/2022, (AMBAC insured)                                    Aaa      AAA        1,288,662
1,190,000    New England Medical Center, Series F, 6.625%,
             7/01/2025, (FGIC insured)                                     Aaa      AAA        1,223,629
 6,000,000   Nichols College Issue, Series C, 6.000%, 10/01/2017           --       BBB-       5,520,000
 1,275,000   Saints Memorial Medical Center, Series A, 5.750%, 10/1/2006   Ba2      --         1,154,678
 3,340,000   Saints Memorial Medical Center, Series A, 6.000%, 10/1/2023   Ba2                 2,616,189
 3,000,000   Student Loan Revenue Bond Sub-Issue H, 6.900%, 11/1/2009      A3       AA         3,275,310
                                                                                               ---------
                                                                                              37,692,920
                                                                                              ----------


                See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)


TAX EXEMPT OBLIGATIONS-- CONTINUED
                                                                            RATINGS (C)
                                                                        -------------------
PRINCIPAL                                                                         STANDARD
 AMOUNT      DESCRIPTION                                                 MOODY'S  & POOR'S        VALUE (A)
-----------------------------------------------------------------------------------------------------------
             MASSACHUSETTS STATE HOUSING FINANCE AGENCY-- 9.7%
$2,000,000   Residential Development, Series A, 6.900%, 11/15/2024,
             (FNMA insured)                                               Aaa       AAA      $ 2,083,720
 2,500,000   Residential Development, Series E, 6.250%, 11/15/2012,
             (FNMA insured)                                               Aaa       AAA        2,593,125
 1,300,000   Residential Development, Series I, 6.900%, 11/15/2025,
             (FNMA insured)                                               Aaa       AAA        1,357,642
 2,925,000   Single Family Mortgage, Series 21, 7.125%, 6/01/2025          Aa       A+         3,022,373
 500,000     Single Family Mortgage, Series 32, 6.600%, 12/01/2026         Aa       A+           511,455
                                                                                               ---------
                                                                                               9,568,315
                                                                                               ---------
             MASSACHUSETTS STATE INDUSTRIAL FINANCE AGENCY-- 9.3%
 2,000,000   FHA Briscoe House Assisted Living, 7.125%, 2/01/2036          --       AAA        2,144,900
 5,000,000   Newton Group Properties LLC Project, 8.000%, 9/01/2027        --       --         5,110,600
 2,000,000   Phillips Academy Issue, 5.375%, 9/01/2023                     Aaa      AAA        1,892,280
                                                                                               ---------
                                                                                               9,147,780
                                                                                               ---------
             MASSACHUSETTS STATE TURNPIKE AUTHORITY-- 3.2%
 6,000,000   Metropolitan Highway System, Capital Appreciation,
             Senior Series C,  Zero Coupon, 1/01/2016, (MBIA insured)      Aaa      AAA        2,467,800
 1,000,000   Rail Connections, Inc. Capital Appreciation, Series B,
             Mass Revenue Route 128 Parking,  Zero Coupon, 7/01/2016       Baa3     BBB          354,150
 1,000,000   Rail Connections, Inc. Capital Appreciation, Series B,
             Mass Revenue Route 128 Parking,  Zero Coupon, 7/01/2017       Baa3     BBB          328,080
                                                                                                 -------
                                                                                               3,150,030
                                                                                               ---------
             MASSACHUSETTS STATE WATER RESOURCES AUTHORITY-- 3.7%
 3,240,000   Series A (FGIC insured), 6.500%, 7/15/2019                    Aaa      AAA        3,602,848
                                                                                               ---------
             PUERTO RICO-- 4.6%
 3,000,000   Aqueduct & Sewer Authority, 6.250%, 7/01/2013                 Baa1     A          3,276,900
 1,000,000   Aqueduct & Sewer Authority, 10.250%, 7/01/2009                Aaa      AAA        1,257,660
                                                                                               ---------
                                                                                               4,534,560
                                                                                               ---------
             PUERTO RICO COMMONWEALTH-- 0.9%
 1,000,000   Public Improvement (FSA insured), 5.000%, 7/01/2028           Aaa      AAA          896,790
                                                                                               ---------
             PUERTO RICO COMMONWEALTH HIGHWAY TRANSPORTATION-- 2.1%
 2,000,000   Series B, 6.000%, 7/01/2026                                   Baa1     A          2,024,000
                                                                                               ---------
 3,045,000   Public Financial Authority, Series A, Pre-Refunded,
             7.250%, 10/01/2018                                             --      AAA        3,284,215
                                                                                               ---------
             Total Tax Exempt Obligations (Identified Cost $97,241,226)                       96,803,853
                                                                                              ----------


                See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)


SHORT TERM INVESTMENT-- 0.4%


PRINCIPAL
 AMOUNT      DESCRIPTION                                                               VALUE (A)
------------------------------------------------------------------------------------------------
 335,000     Household Finance Corp., 6.880%, 7/03/2000                             $   334,872
                                                                                    -----------
             Total Short Term Investment (Identified Cost $334,872)                     334,872
                                                                                    -----------
             Total Investments-- 98.9% (Identified Cost $97,576,098) (b)             97,138,725
             Other assets less liabilities                                            1,107,089
                                                                                      ---------
             Total Net Assets-- 100%                                                $98,245,814
                                                                                    ===========

(a)  See Note 1a of Notes to Financial Statements.
(b)  Federal Tax Information:  At June 30, 2000 the net unrealized  depreciation on investments based on cost of $97,576,098 for federal income tax purposes was as follows:
     Aggregate gross unrealized  appreciation for all investments
     in which there is an excess of value over tax cost                        $     1,970,245
     Aggregate gross unrealized  depreciation for all investments
     in which there is an excess of tax cost over value                             (2,407,618)
                                                                                    ----------
     Net unrealized depreciation                                               $      (437,373)
                                                                               ===============


     At December 31, 1999, the fund had a capital loss carry forward of $2,588,254 expiring December 31, 2007.

(c) The ratings shown are believed to be the most recent ratings available at June 30, 2000. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 2000. The Fund's advisor independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

(d)  Inverse floating rate security. The rate disclosed is as of June 30, 2000.


  LEGEND OF PORTFOLIO ABBREVIATIONS:
  AMBAC                -- American Municipal Bond Assurance Corp.
  FGIC                 -- Financial Guarantee Insurance Company
  FNMA                 -- Federal National Mortgage Association
  FSA                  -- Financial Security Assurance
  MBIA                 -- Municipal Bond Investors Assurance Corp.
  Rib                  -- Residual interest bond


8
                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
================================================================================

June 30, 2000
(unaudited)

ASSETS
        Investments at value (Identified Cost $97,576,098)                                                   $    97,138,725
        Cash                                                                                                           3,509
        Receivable for:
             Fund shares sold                                                                                          1,781
             Accrued interest                                                                                      1,629,963
                                                                                                                   ---------
                                                                                                                  98,773,978
LIABILITIES
        Payable for:
             Fund shares redeemed                                                       $       255,455
             Dividends declared                                                                 119,099
        Accrued expenses:
             Management fees                                                                     89,084
             Deferred trustees' fees                                                             15,037
             Transfer agent                                                                      20,411
             Accounting and administrative                                                        5,563
             Other expenses                                                                      23,515
                                                                                                 ------
                                                                                                                     528,164
                                                                                                                     -------
NET ASSETS                                                                                                   $    98,245,814
                                                                                                             ===============
        Net Assets consist of:
             Paid in capital                                                                                 $   102,332,858
             Undistributed net investment income                                                                     107,354
             Accumulated net realized gain (loss)                                                                 (3,757,025)
             Unrealized appreciation (depreciation) on investments                                                  (437,373)
                                                                                                                    --------
NET ASSETS                                                                                                   $    98,245,814
                                                                                                             ===============
        Computation of net asset value and offering price:
        Net asset value and redemption price of Class A shares
        ($89,912,234 / 5,761,011 shares of beneficial interest)                                                  $     15.61
                                                                                                                ============
        Offering price per share (100 / 95.75 of $15.61)                                                         $     16.30*
                                                                                                                ============
        Net asset value and offering price of Class B shares
        ($8,333,580 / 535,144 shares of beneficial interest)                                                      $    15.57**
                                                                                                                ============

     * Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.

     ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS
================================================================================

Six Months Ended June 30, 2000
(unaudited)


INVESTMENT INCOME
        Interest                                                                                             $     3,272,008
        Expenses
             Management fees                                                            $       299,529
             Service and distribution fees - Class A                                            160,279
             Service and distribution fees - Class B                                             42,421
             Trustees' fees and expenses                                                          5,260
             Accounting and administrative                                                       17,105
             Custodian                                                                           38,722
             Transfer agent                                                                     112,778
             Audit and tax services                                                              24,630
             Legal                                                                                2,055
             Printing                                                                            10,340
             Registration                                                                         3,683
             Miscellaneous                                                                        2,913
                                                                                                  -----
         Total expenses                                                                         719,715
         Less expenses waived by the investment adviser and subadviser                         (159,193)             560,522
                                                                                               --------              -------
         Net investment income                                                                                     2,711,486

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
WRITTEN OPTIONS AND FUTURES CONTRACTS

        Realized gain (loss) on:
             Investments-- net                                                                  201,950
             Written options-- net                                                              (48,950)
             Futures contracts-- net                                                              6,631
                                                                                                  -----
        Total realized gain (loss) on investments, written options and futures contracts        159,631
                                                                                                -------
        Unrealized appreciation (depreciation) on:
             Investments-- net                                                                  480,073
                                                                                                -------
        Net gain (loss) on investment transactions                                                                   639,704
                                                                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                         $    3,351,190
                                                                                                              ==============



                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
================================================================================

(unaudited)

                                                                                             YEAR ENDED      SIX MONTHS ENDED
                                                                                            DECEMBER 31,        JUNE 30,
                                                                                                 1999            2000
                                                                                        -------------------------------------
FROM OPERATIONS
        Net investment income                                                           $     5,857,566      $     2,711,486
        Net realized gain (loss) on investments, written options and futures contracts       (1,501,419)             159,631
        Net unrealized appreciation (depreciation) on investments, written options
        and futures contracts                                                                (9,260,469)             480,073
                                                                                             ----------              -------
        Increase (decrease) in net assets from operations                                    (4,904,322)           3,351,190
                                                                                             ----------            ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
        Net investment income
             Class A                                                                         (5,480,730)          (2,379,651)
             Class B                                                                           (397,448)            (194,102)
        Net realized gain on investments
             Class A                                                                           (216,698)                   0
             Class B                                                                            (19,179)                   0
        In excess of net realized gain on investments
             Class A                                                                             (7,135)                   0
             Class B                                                                               (631)                   0
                                                                                                   ----                    -
                                                                                             (6,121,821)          (2,573,753)
                                                                                             ----------           ----------
INCREASE (DECREASE) IN NET ASSETS
        DERIVED FROM CAPITAL SHARE TRANSACTIONS                                              (5,765,846)          (8,675,528)
                                                                                             ----------           ----------
Total increase (decrease) in net assets                                                     (16,791,989)          (7,898,091)
NET ASSETS
        Beginning of the period                                                             122,935,894          106,143,905
                                                                                            -----------          -----------
        End of the period                                                               $   106,143,905      $    98,245,814
                                                                                        ===============      ===============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
        End of the period                                                               $      (30,379)      $       107,354
                                                                                        ==============       ===============




                See accompanying notes to financial statements.

                              FINANCIAL HIGNLIGHTS
================================================================================

For a share outstanding throughout the period
(unaudited)

                                                               CLASS A
                                          ------------------------------------------------------
                                                                                      SIX MONTHS
                                                                                        ENDED
                                                 YEAR ENDED DECEMBER 31,               JUNE 30,
                                         ---------------------------------------------
                                         1995     1996     1997       1998      1999      2000
                                         -------------------------------------------     ------
Net Asset Value, Beginning of Period  $ 15.10   $ 16.85   $ 16.50   $ 17.13   $ 17.02   $ 15.48
                                      -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income .............      0.88      0.87      0.86      0.86      0.82      0.44
Net Realized and Unrealized Gain (Loss)
on Investments ....................      1.76     (0.35)     0.63     (0.04)    (1.50)     0.10
                                         ----     -----      ----     -----     -----      ----
Total From Investment Operations ..      2.64      0.52      1.49      0.82     (0.68)     0.54
                                         ----      ----      ----      ----     -----      ----
Less Distributions
Dividends From Net Investment Income    (0.89)    (0.87)    (0.86)    (0.85)    (0.83)    (0.41)
Distributions From Net Realized Gains    0.00      0.00      0.00     (0.08)    (0.03)     0.00
Distributions in Excess of Net
Realized Gains ....................      0.00      0.00      0.00      0.00   0.00 (b)     0.00
                                         ----      ----      ----      ----   ----         ----
Total Distributions ...............     (0.89)    (0.87)    (0.86)    (0.93)    (0.86)    (0.41)
                                        -----     -----     -----     -----     -----     -----
Net Asset Value, End of Period ....   $ 16.85 $   16.50   $ 17.13   $ 17.02   $ 15.48   $ 15.61
                                      ======= =========   =======   =======   =======   =======
Total Return (%) (a) ..............      17.8       3.2       9.3       4.9      (4.1)      3.5
Ratio of Operating Expenses to Average
Net Assets (%) ....................      1.24      1.27      1.29      1.31      1.31      1.38(c)
Ratio of Operating Expenses to Average
  Net Assets After Expense
  Reductions (%) (d) ..............      0.85      0.90      1.00      1.00      1.00      1.07(c)
Ratio of Net Investment Income to
Average Net Assets (%) ............      5.46      5.31      5.17      4.93      5.02      5.47(c)
Portfolio Turnover Rate (%) .......       127       140       132       125        73        23
Net Assets, End of Period (000)      $120,229  $112,934  $113,869  $113,910  $ 97,270  $ 89,912


     (a)  A sales charge is not reflected in total return calculations.
     (b)  Amount is less than $0.01.
     (c)  Computed on an annualized basis.
     (d)  Expense  ratios  have  been  adjusted  for  the  expense   limitations
          described in Note 4 to the Financial Statements.

                See accompanying notes to financial statements.

                              FINANCIAL HIGNLIGHTS
================================================================================

For a share outstanding throughout the period
(unaudited)

                                                                 CLASS B
                                      ------------------------------------------------------------
                                                                                        SIX MONTHS
                                                                                         ENDED
                                         YEAR ENDED DECEMBER 31,                        JUNE 30,
                                      ------------------------------------------------
                                         1995     1996     1997       1998     1999       2000
                                      ---------------------------------------------      ------
Net Asset Value, Beginning of Period  $ 15.08   $ 16.82   $ 16.47   $ 17.09   $ 16.98   $ 15.45
                                      -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income .............      0.78      0.75      0.76      0.74      0.71      0.38
Net Realized and Unrealized Gain (Loss)
on Investments ....................      1.74     (0.34)     0.62     (0.03)    (1.49)     0.11
                                         ----     -----      ----     -----     -----      ----
Total From Investment Operations ..      2.52      0.41      1.38      0.71     (0.78)     0.49
                                         ----      ----      ----      ----     -----      ----
Less Distributions
Dividends From Net Investment Income    (0.78)    (0.76)    (0.76)    (0.74)    (0.72)    (0.37)
Distributions From Net Realized Gains    0.00      0.00      0.00     (0.08)    (0.03)     0.00
Distributions in Excess of Net
Realized Gains ....................      0.00      0.00      0.00      0.00   0.00 (b)     0.00
                                         ----      ----      ----      ----   ----         ----
Total Distributions ...............     (0.78)    (0.76)    (0.76)    (0.82)    (0.75)    (0.37)
                                        -----     -----     -----     -----     -----     -----
Net Asset Value, End of Period ....   $ 16.82   $ 16.47   $ 17.09   $ 16.98   $ 15.45   $ 15.57
                                      =======   =======   =======   =======   =======   =======
Total Return (%) (a) ..............      17.0       2.6       8.6       4.2      (4.7)      3.1
Ratio of Operating Expenses to Average
Net Assets (%) ....................      1.89      1.92      1.94      1.96      1.96      2.03(c)
Ratio of Operating Expenses to Average
  Net Assets After Expense
Reductions (%)(d) .................      1.50      1.55      1.65      1.65      1.65      1.72(c)
Ratio of Net Investment Income to
Average Net Assets (%) ............      4.81      4.66      4.52      4.28      4.37      4.82(c)
Portfolio Turnover Rate (%) .......       127       140       132       125        73        23
Net Assets, End of Period (000) ...   $ 6,697   $ 7,442   $ 7,399   $ 9,026   $ 8,874   $ 8,334


     (a) A contingent deferrred sales charge is not reflected in total return calculations.
     (b)  Amount is less than $0.01.
     (c)  Computed on an annualized basis.
     (d)  Expense  ratios  have  been  adjusted  for  the  expense   limitations
          described in Note 4 to the Financial Statements.


                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
================================================================================

For Six Months Ended June 30, 2000
(unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of Nvest Funds Trust II, a Massachusetts business trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Fund seeks a high level of current income exempt from federal income tax and Massachusetts personal income tax. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers both Class A and Class B shares. Class A shares are sold with a maximum front end sales charge of 4.25%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund was liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS. The Fund uses options to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

================================================================================

For Six Months Ended June 30, 2000
(unaudited)

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may purchase and sell interest rate futures contracts to hedge against changes in the values of securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles.  These  differences  are  primarily  due to differing  treatments of market discount for book and tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

================================================================================

For Six Months Ended June 30, 2000
(unaudited)

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 2000 purchases and sales of securities (excluding short-term investments) were $ 22,922,991 and $ 31,790,519, respectively.

Transactions in written options for the six months ended June 30, 2000 are summarized as follows:

                                              WRITTEN OPTIONS
                                         NUMBER OF       PREMIUMS
                                         CONTRACTS       RECEIVED
        Open at December 31, 1999               0       $       0
        Contracts opened                     (300)        (40,988)
        Contracts closed                      300          40,988
                                              ---          ------
        Open at June 30, 2000                   0       $       0
                     === ====                   =       =========


3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, Nvest Funds Management, L.P. ("Nvest Management") at the annual rate of 0.60% of the first $100 million of the Fund's average daily net assets and 0.50% of such assets in excess of $100 million reduced by payments to the Fund's investment subadviser, Back Bay Advisors L.P. ("Back Bay"), at the rate of 0.30% of the first $100 million of the Fund's average daily net assets and 0.25% of such assets in excess of $100 million. Certain officers and directors of Nvest Management are also officers or Trustees of the Fund. Nvest Management and Back Bay are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company (see Note 7).

Fees earned by Nvest Management and Back Bay under the management and subadvisory agreements in effect during the period ended June 30, 2000 are as follows:

        Fees Earned
        -----------
        Nvest Management        $       149,765
        Back Bay                        149,764
                                        -------
                                      $ 299,529
                                        =======

The effective annualized management fee before the expense limitation for the six months ended June 30, 2000 was 0.60%. As a result of the expense limitations as described in Note 4, the effective annualized management fee for the six months ended June 30, 2000 was 0.28%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund pays NSC a group fee for these services equal to the annual rate of 0.035% of the first $5 billion of Nvest Funds' average daily net assets, 0.0325% of the next $5 billion of the Nvest Funds' average daily net assets, and 0.03% of the Nvest Funds' average daily net assets in excess of $10 billion. For the six months ended June 30, 2000, these expenses amounted to $17,105, and are shown separately in the financial statements as accounting and administrative. The effective annualized accounting and administrative expense was 0.034%.

================================================================================

For Six Months Ended June 30, 2000
(unaudited)

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Plans, the Fund pays Nvest Funds Distributor, L.P. ("Nvest Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A and Class B shares, as reimbursement for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class A and Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $114,485 and $10,605 in service fees for Class A and Class B shares, respectively.

Also under the Plans, the Fund pays Nvest Funds monthly distribution fees at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A shares and 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in connection with the marketing or sale of Class A and Class B shares, respectively. For the six months ended June 30, 2000, the Fund paid Nvest Funds $45,794 and $31,816 in distribution fees for Class A and Class B shares, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to Nvest Funds by investors in shares of the Fund during the six months ended June 30, 2000, amounted to $45,178.

D. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent for the Fund and Boston Financial Data Services ("BFDS") serves as the sub-transfer agent for the Fund. NSC receives account fees for shareholder accounts. NSC and BFDS are also reimbursed by the Fund for out-of-pocket expenses. For the six months ended June 30, 2000, the Fund paid NSC $112,777 as compensation for its services as transfer agent.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Nvest Management, Nvest Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund or certain other Nvest Funds on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

================================================================================

For Six Months Ended June 30, 2000
(unaudited)


4. EXPENSE LIMITATIONS. Nvest Management has given a binding undertaking and Back Bay has voluntarily agreed until further notice to defer their respective management and subadvisory fees and, if necessary, Nvest Management has agreed to bear certain expenses associated with the Fund, to the extent necessary to limit the Fund's expenses to the annual rates of 1.20% and 1.85% of the average net assets of the Fund's Class A and B shares, respectively. The Fund is obligated to pay such deferred fees in later periods to the extent the Fund's expenses fall below the annual rates of 1.20% and 1.85% of the average net assets of the Fund's Class A and Class B shares, respectively, provided however, that the Fund is not obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred. Nvest Management's undertaking will be in effect for the life of the Fund's current prospectus. Prior to this from May 1, 1999 to April 30, 2000 expenses were limited to 1.00% of Class A average net assets and 1.65% of Class B average net assets. From September 1, 1996, Back Bay and Nvest Management voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and 1.50% of the Fund's Class B average daily net assets.

As a result of the Fund's expenses exceeding the expense limitations during the six months ended June 30, 2000, Back Bay reduced its subadvisory fee by $79,597 and Nvest Management reduced its advisory fee by $79,596.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. The Fund had the following industry concentrations, excluding Pre-Refunded securities in excess of 10% on June 30, 2000 as a percentage of the Fund's total net assets: Education (20.0%), Housing (13.0%) and Utilities (19.3%). The Fund had investments in securities of issuers insured by Municipal Bond Investors Assurance Corporation (MBIA) which aggregate 13.2% of its total net assets at June 30, 2000.

6. CAPITAL SHARES. At June 30, 2000 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B. Transactions in capital shares were as follows:


                                                                                YEAR ENDED                SIX MONTHS ENDED
                                                                               DECEMBER 31,                    JUNE 30,
                                                                                   1999                          2000
                                                                            ---------------------       ----------------------
CLASS A                                                                     SHARES      AMOUNT          SHARES       AMOUNT
--------                                                                    --------------------------------------------------
Shares sold                                                                663,953   $ 10,865,107       203,345   $  3,132,721
Shares issued in connection with the reinvestment of:
   Dividends from net investment income                                    239,584      3,917,370       113,475      1,755,614
   Distributions from net realized gain                                     11,207        178,976             0              0
                                                                            ------        -------             -              -
                                                                           914,744     14,961,453       316,820      4,888,335
Shares repurchased                                                      (1,324,332)   (21,432,568)     (839,241)   (12,958,578)
                                                                        ----------    -----------      --------    -----------
Net increase (decrease)                                                   (409,588)  $ (6,471,115)     (522,421)  $ (8,070,243)
                                                                          --------   ------------      --------   ------------


================================================================================

For Six Months Ended June 30, 2000
(unaudited)

                                                                                YEAR ENDED                SIX MONTHS ENDED
                                                                               DECEMBER 31,                    JUNE 30,
                                                                                   1999                          2000
                                                                            ---------------------       ----------------------
CLASS B                                                                     SHARES      AMOUNT          SHARES       AMOUNT
--------                                                                    --------------------------------------------------
Shares sold                                                                129,045   $  2,117,061        37,215   $    575,162
Shares issued in connection with the reinvestment of:
   Dividends from net investment income                                     17,640        287,560         8,325        128,495
   Distributions from net realized gain                                      1,005         16,013             0              0
                                                                             -----         ------             -              -
                                                                           147,690      2,420,634        45,540        703,657
Shares repurchased                                                        (104,697)    (1,715,365)      (84,803)    (1,308,942)
                                                                          --------     ----------       -------     ----------
Net increase (decrease)                                                     42,993   $    705,269       (39,263)  $   (605,285)
                                                                            ------   ------------       -------   ------------
Increase (decrease) derived from capital share transactions               (366,595)  $ (5,765,846)     (561,684)  $ (8,675,528)
                                                                          ========   ============      ========   ============

7. SUBSEQUENT EVENT. Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Nvest Funds or the investment management activities of the Funds' investment advisers or subadvisers.

Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest affiliates. Consequently, it is anticipated that the Nvest affiliates will seek approval of new agreements from the Board of Trustees and shareholders prior to the consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

                           NVEST MUNICIPAL INCOME FUND
                    NVEST MASSACHUSETTS TAX FREE INCOME FUND
              NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

                        Supplement dated August 21, 2000
  to Nvest Bond Funds Prospectus Classes A, B and C and Nvest Massachusetts Tax
    Free Income Fund and Nvest Intermediate Term Tax Free Fund of California
                      Prospectuses, each dated May 1, 2000

John Maloney has become co-manager of the Funds, joining James Welch. Mr. Maloney, Vice President at Back Bay Advisors, has been with the company since 1989. Mr. Maloney has a B.A. in Economics from the University of Massachusetts and has 17 years of investment experience.

                                  NVEST FUNDS
================================================================================

     LARGE-CAP EQUITY FUNDS                     GLOBAL/INTERNATIONAL EQUITY
      Capital Growth Fund                           Star Worldwide Fund
      Kobrick Growth Fund                        International Equity Fund
          Growth Fund
     Growth and Income Fund                        CORPORATE INCOME FUNDS
         Balanced Fund                        Short Term Corporate Income Fund
        Star Value Fund                                Bond Income Fund
                                                      High Income Fund
     ALL-CAP EQUITY FUNDS                          Strategic Income Fund
      Star Advisers Fund
     Kobrick Capital Fund
        Bullseye Fund                             GOVERNMENT INCOME FUNDS
      Equity Income Fund                     Limited Term U.S. Government Fund
                                                 Government Securities Fund
     SMALL-CAP EQUITY FUNDS
      Star Small Cap Fund                           MONEY MARKET FUNDS*
  Kobrick Emerging Growth Fund                     Cash Management Trust
                                               Tax Exempt Money Market Trust
                                              *Investments in the money market
                                                funds are not insured or
                                               gauranteed by the FDIC or any
                                                    government agency.



                             TAX-FREE INCOME FUNDS
                             Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

To learn more, and for a free prospectus, contact your financial representative.

                    VISIT OUR WEB SITE AT WWW.NVESTFUNDS.COM
                         Nvest Funds Distributor, L.P.
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

Nvest Funds Distributor, L.P., and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

[Nvest Funds Logo appears here]

MA58-0600

Printed On Recycled Paper

                               SEMIANNUAL REPORT

[NVEST FUNDS LOGO GOES HERE]

               NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

[WHERE THE BEST MINDS MEET ARTWORK GOES HERE]

JUNE  30,  2000

PLEASE READ THE PROSPECTUS SUPPLEMENT ON PAGE 20.

                               PRESIDENTS MESSAGE
================================================================================

                                                                    AUGUST  2000
--------------------------------------------------------------------------------

[PICTURE OF JOHN HAILER GOES HERE]
John
T. Hailer President and
Chief Executive Officer
Nvest Funds

In an effort to protect the U.S. economy from the specter of renewed inflation, the Federal Reserve Board has raised interest rates six times in the past 12 months - three times during the first six months of 2000. Because higher interest rates cut into corporate profits and make financial assets less attractive, the markets have been undergoing a period of heightened volatility.

YOUR CHOICE OF INVESTMENT TOOLS

Investors react to volatility in different ways. Some seek safer harbors; others define risk as opportunity and add selectively to their portfolios. Regardless of which type of investor you may resemble, remember that Nvest funds cover a wide spectrum of investments, from conservative to aggressive. These include a comprehensive family of equity and fixed-income funds that may complement your current holdings, as well as funds that combine different investment styles in a single portfolio.

For  example,  Nvest Star  funds'  multi-manager  approach  can help you through periods of market volatility by offering you greater diversification than single-manager funds. Each Nvest Star fund is composed of four separate segments run by managers with distinct investment disciplines -- a strategy that allows investors to benefit from different investment styles and diversified portfolio holdings, seeking superior long-term results with reduced risk. We search for the strongest candidates to manage each segment, using approaches that complement one another in varying market conditions. No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes.

NVEST IS POISED FOR GLOBAL GROWTH

As you may know, Nvest Companies is under agreement to be acquired by CDC Asset Management, a leading French institutional money management company and a major global financial institution. CDC's expertise in European stock and bond markets will be a resource for the premier U.S. investment management teams who manage our funds. Nvest Funds will continue to operate independently, but with broader resources to bring you attractive, innovative products and services. Since your vote will be required, you will receive proxy information in September. In the meantime, if you would like more information, you are welcome to call your financial representative or us, or visit our web site, www.nvestfunds.com.

"No matter how you react to shifting markets, don't let short-term events derail your long- range program. Consult your financial representative before you make any changes."

               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

              NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
================================================================================

                                        INVESTMENT RESULTS THROUGH JUNE 30, 2000
--------------------------------------------------------------------------------
PUTTING  PERFORMANCE IN PERSPECTIVE

The charts comparing Nvest Intermediate Term Tax Free Fund of California's performance with a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses, even if they could.


GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[GROWTH AT $10,000 CHART GOES HERE]

APRIL 1993 (INCEPTION) THROUGH JUNE 2000

                      NAV           MSC      Lehman Municipal
        --------------------------------------------------------
         6/00        13,862        13,515        14,935
         6/99        13,547        13,209        14,465
         6/98        13,221        12,890        14,076
         6/97        12,397        12,087        12,955
         6/96        11,530        11,241        11,885
         6/95        10,676        10,410        11,145
         6/94        10,160         9,906        10,244
         6/93         9,966         9,717        10,224
         6/93        10,000         9,750        10,000

This illustration represents past performance and does not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Other classes of shares are available for which performance, fees and expenses will differ. All results include reinvestment of dividends and capital gains.

              NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
================================================================================

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/00
--------------------------------------------------------------------------------

CLASS A (INCEPTION 4/23/93)           6 MONTHS  1 YEAR  5 YEARS  SINCE INCEPTION
Net Asset Value(1),(4)                  3.64%    2.32%    5.36%     5.07%
With Maximum Sales Charge(2),(4)        1.03    -0.29     4.83      4.71

CLASS B (INCEPTION 9/13/93)           6 MONTHS  1 YEAR  5 YEARS  SINCE INCEPTION
Net Asset Value(1),(4)                  3.14%    1.43%    4.56%     3.41%
With CDSC(3),(4)                       -1.86    -3.43     4.23      3.41

                                                                       SINCE      SINCE
                                                                       FUND'S     FUND'S
                                                                       CLASS A    CLASS B
COMPARATIVE PERFORMANCE                     6 MONTHS 1 YEAR  5 YEARS  INCEPTION  INCEPTION
Lehman Municipal Bond Index(5)                4.48%   3.25%   5.88%     5.66%      5.15%
Morningstar Muni CA Interm. Avg.(6)           4.32    3.44    6.24      4.85       4.41
Lipper CA Interm. Municipal Debt Avg.(7)      4.06    3.78    5.10      4.74       4.29


These returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown.

                                                            YIELDS AS OF 6/30/00
--------------------------------------------------------------------------------
                                    CLASS A  CLASS B
SEC 30-Day Yield(4),(8)              4.79%   4.19%
Taxable Equivalent Yield(4),(9)      8.75    7.65

NOTES TO CHARTS
1 These results include reinvestment of any dividends and capital gains, but do not include a sales charge.
2 These results include reinvestment of any dividends and capital gains, and the maximum sales charge of 2.50%.
3 These results include reinvestment of any dividends and capital gains. Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge applied when you sell shares.
4 The Fund waived certain fees and expenses during the period indicated and the Fund's average annual total returns and yields would have been lower had these not been waived.
5 Lehman Municipal Bond Index is an unmanaged composite measure of the performance of the municipal bond market. You may not invest directly in an index. Class A since-inception return is calculated from 4/30/93. Class B since-inception return is calculated from 9/30/93.
6 Morningstar Muni CA Intermediate Debt Average is the average performance without sales charges of all mutual funds with a similar investment objective as calculated by Morningstar, Inc. Class A since-inception return is calculated from 4/30/93. Class B since-inception return is calculated from 9/30/93.
7 Lipper California Intermediate Average is the average performance without sales charges of all mutual funds with a similar current investment style or objective as determined by Lipper Inc. Class A since-inception return is calculated from 4/30/93. Class B since-inception return is calculated from 9/30/93.
8 SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.
9 Taxable equivalent yield is based on the maximum combined federal and California state income tax bracket of 45.22%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

              NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
================================================================================

INTERVIEW WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[PICTURE OF JAMES WELCH GOES HERE]

James Welch
Back Bay Advisors, L.P.

Q. How did Nvest Intermediate Term Tax Free Fund of California perform over the past six months?

The return on Class A shares of Nvest Intermediate Term Tax Free Fund of California was 3.64% at net asset value for the six months ended June 30, 2000, including $0.18 per share in reinvested dividends. For the same period, the Fund's benchmark, Lehman Municipal Bond Index, returned 4.48%. Bear in mind that the Lehman Index reflects municipal bond performance throughout the country, including states with lower ratings than California, which pay higher rates to compensate investors for greater risk. Throughout the period, we maintained a relatively conservative portfolio structure as part of our efforts to smooth out the price volatility of the market. This strategy worked well while interest rates were rising, but it detracted from performance as rates fell in June.

The 30-Day yield on Class A shares of your Fund was 4.79% as of June 30, 2000, which is equivalent to a taxable yield of 8.75%, based on the maximum combined federal and California income tax rate of 45.22%.

Q. What was the investment environment for California municipal bonds during the period?

Continuing in its proactive battle against inflation, the Federal Reserve Board implemented a series of interest-rate hikes during the first six months of 2000. Despite these tightening efforts, the environment for fixed-income investments in general was surprisingly positive. The economy continued to grow at a brisk pace, while inflation remained relatively dormant.

The fixed-income market was also bolstered in the early part of the period by the U.S. Treasury Department's announcement that it was buying back long-term debt. This created a huge demand for long-term Treasuries, driving up prices, and leading to an inverted yield curve -- where yields on short-term bonds rise above yields on long-term bonds.

Meanwhile, the California economy continued to be one of the healthiest in the nation. From high tech to manufacturing to various service industries, nearly every sector of the economy enjoyed vigorous growth. As a result, tax revenues soared, improving the creditworthiness of municipalities.

              NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
================================================================================

Q. How did supply and demand impact the California municipal market?

Over the past six months, the supply of high quality, tax-exempt issues fell dramatically short of demand, driving up prices. In fact, supply ran about 40% lower than the same period last year, for several reasons.

In contrast to several years ago, state and local governments are enjoying record budget surpluses, reducing the need for municipalities to issue new debt to finance projects. At the same time, demand for municipal securities increased during the second quarter of 2000, as investors began to shift assets out of the volatile equity market into the relatively stable bond market, particularly municipal securities. Investors were handsomely rewarded. During most of the period, municipal bond yields were at historically high levels compared with U.S. Treasury yields. On an after-tax basis, AAA-rated municipal bonds provided returns far superior to U.S. Treasuries.

Q. What strategies did you use in managing the Fund?

Throughout the period we took advantage of California's healthy fiscal position, emphasizing general obligation bonds, whose interest payments are derived from state or municipal tax revenues. Prerefunded securities also played a role. These are securities for which a bond issuer floats a second bond in order to pay off the first bond before the call date, lowering the borrowing costs. Relative price stability made these holdings top contributors to your Fund's performance early in the year, but they worked against us in June.

We also maintained our emphasis on airport bonds which are benefiting from the booming travel industry, as well as the housing sector, which continues to benefit from a strong economy.

Q. What is your outlook for California municipal bonds?

We expect California's investment environment to remain attractive. The state's economy is flourishing, which should produce rising tax receipts for municipalities.

              NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
================================================================================

                       CREDIT QUALITY COMPOSITION 6/30/00

[PIE CHART DEPICTING BREAKDOWN OF COMPOSITION]

AAA                     47.2%
AA                      11.3%
A                       14.6%
BBB                     17.0%
B/NOT RATED              9.9%

AVERAGE CREDIT QUALITY = AA
AVERAGE PORTFOLIO MATURITY = 10.9 YEARS


           QUALITY IS BASED ON RATINGS PROVIDED BY STANDARD & POOR'S.
               PORTFOLIO HOLDINGS AND ASSET ALLOCATION WILL VARY.

However, we believe that the Fed may raise interest rates again later in the year. The upcoming election, too, is likely to unsettle the financial markets because investors dislike change. Nonetheless, we expect investors to continue to seek the relative safety -- and superior after-tax yields -- of municipal securities, creating steady demand and price support for Nvest Intermediate Term Tax Free Fund of California.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Nvest Intermediate Term Tax Free Fund of California may invest a portion of assets in lower-rated bonds that offer higher yields in return for more risk. Some income may be subject to federal and California state taxes. Capital gains are fully taxable. Investors may be subject to the Alternative Minimum Tax
(AMT). This Fund is non-diversified, meaning it concentrates its assets in fewer securities, which can significantly affect your Fund's performance and the value of your investment. See a prospectus for details. The portfolio may also include U.S. government securities, which are guaranteed if held to maturity; mutual funds that invest in these securities are not.

                             PORTFOLIO COMPOSITION
================================================================================

Investments as of June 30, 2000
(unaudited)

TAX EXEMPT OBLIGATIONS-- 98.0% OF TOTAL NET ASSETS

                                                                                              RATINGS (C)
                                                                                --------------------------------------
PRINCIPAL                                                                                      STANDARD
AMOUNT          DESCRIPTION                                                       MOODY'S      & POOR'S      VALUE (A)
-----------------------------------------------------------------------------------------------------------------------
                CALIFORNIA--85.2%
$ 1,250,000     Anaheim Public Financing Authority, Series C, 6.000%,
                9/01/2016, (FSA insured) ........................................   Aaa            AAA      $1,349,737
    945,000     Berkeley Health Facility, Pre-Refunded Revenue Bond,
                6.500%, 12/01/2011, (d) .........................................   A2             A+          992,921
  1,000,000     California Health Facilities Finance Authority Revenue
                Bond, 6.125%, 12/01/2019 ........................................   A2             NA        1,009,500
  1,120,000     California Housing Finance Agency Revenue Bond,
                6.250%, 8/01/2016 ...............................................   Aa2            AA-       1,154,239
  1,195,000     California Housing Finance Agency Revenue Bond,
                7.050%, 8/01/2027 ...............................................   Aa2            AA-       1,224,600
  2,000,000     California Pollution Control Finance Authority Revenue
                Bond, 7.150%, 2/01/2011 .........................................   Ba1            BBB       2,031,180
  1,500,000     California Pollution Control Financing Authority,
                Series A Revenue Bond, 5.900%, 6/01/2014 ........................   A1             A+        1,596,795
  1,000,000     California State, 5.250%, 6/01/2015 .............................   Aa3            AA-         996,880
  1,000,000     California State General Obligation Bond, 7.000%,
                6/01/2002, (FGIC insured) .......................................   Aaa            AAA       1,048,770
  1,000,000     California State Public Works Board, Lease Revenue
                Bond, 5.500%, 6/01/2010 .........................................   Aa3            A+        1,053,000
  1,000,000     California State Public Works Board, Lease Revenue
                Bond, 5.500%, 6/01/2014, (MBIA insured) .........................   Aaa            AAA       1,040,450
  1,000,000     California Statewide Community Development Authority
                Certificate of Participation, 5.375%, 4/01/2017 .................    --            BBB         858,760
  1,850,000     California Statewide Community Development Authority
                Certificate of Participation, 7.125%, 11/01/2016 ................    --             --       1,895,214
  1,540,000     Duarte, California Certificate of Participation,
                Pre-Refunded Revenue Bond, 6.125%, 4/01/2013 ....................   Baa1           AAA       1,638,699
  1,000,000     Fresno, California Unified School District, 6.400%,
                8/01/2016, (MBIA insured) .......................................   Aaa            AAA       1,121,430
  2,030,000     Fresno, California Unified School District Certificate
                of Participation, 7.250%, 3/01/2007 .............................   A3              --       2,104,907
    500,000     Irvine Ranch California Water District, 4.250%,
                8/01/2009, (d) ..................................................   VMIG1          A1+         500,000


                See accompanying notes to financial statements.
6


                         PORTFOLIO COMPOSITION-CONTINUED
================================================================================

Investments as of June 30, 2000
(unaudited)

TAX EXEMPT OBLIGATIONS-- CONTINUED
                                                                                              RATINGS (C)
                                                                                --------------------------------------
PRINCIPAL                                                                                      STANDARD
AMOUNT          DESCRIPTION                                                       MOODY'S      & POOR'S      VALUE (A)
-----------------------------------------------------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
$ 1,000,000     Los Angeles, California Department of Water and Power,
                Revenue Bond, 6.000%, 2/15/2016 .................................   Aa3            A+       $1,026,690
  1,050,000     Los Angeles, California State Building Authority,
                5.500%, 10/01/2017, (FGIC insured) ..............................   Aaa            AAA       1,055,145
  1,515,000     Pleasanton Financing Authority, 5.600%, 9/02/2000 ...............   Baa1           --        1,517,727
  1,000,000     Sacramento Utility District Electric Revenue Bond,
                5.145%, 11/15/2006, (FSA insured) (d) ...........................   Aaa            AAA       1,061,690
  1,000,000     Sacramento Utility District Electric Revenue Bond,
                5.375%, 11/15/2006, (FSA insured) (d) ...........................   Aaa            AAA       1,000,000
  2,000,000     San Diego California Unified School District, 7/1/2017 ..........   Aaa            AAA         759,780
  2,000,000     San Diego Port Facilities Revenue Bond, 6.600%, 12/1/2002 .......   --             --        2,045,600
  1,000,000     Southern California Rapid Transit District Certificate
                of Participation, 7.500%, 7/01/2005, (MBIA insured) .............   Aaa            AAA       1,041,040
  2,000,000     Valley Health Systems, Series A Revenue Bond, 6.500%, 5/15/2015 .   --             BBB-      1,852,700
  2,000,000     West & Central Basin Financing Authority, Series C
                Revenue Bond, 5.820%, 8/01/2006, (AMBAC insured) ................   Aaa            AAA       2,064,080
                                                                                                             ---------
                                                                                                            35,041,534
                                                                                                             ----------

                PUERTO RICO--11.1%
1,000,000       Puerto Rico Commonwealth Aqueduct & Sewer Authority,
                6.250%, 7/01/2012 ...............................................   Baa1           A         1,098,400
1,000,000       Puerto Rico Commonwealth General Obligation Bond,
                5.500%, 7/01/2013, (FSA insured) ................................   Aaa            AAA       1,041,500
1,010,000       Puerto Rico Commonwealth General Obligation Bond,
                6.500%, 7/01/2015, (FSA insured) ................................   Aaa            AAA       1,144,370
1,250,000       Puerto Rico Public Finance Corporation Revenue Bond,,
                5.375%, 6/01/2015, (AMBAC insured) ..............................   Aaa            AAA       1,271,125
                                                                                                             ---------
                                                                                                             4,555,395
                                                                                                             ---------
                US VIRGIN ISLANDS--1.7%
685,000 U.S.    Virgin Islands Public Finance Authority
                Pre-Refunded Revenue Bond, 7.750%, 10/01/2006 ...................   --              --         712,373
                                                                                                             ---------
                Total Tax Exempt Obligations
                (Identified Cost $39,604,947)                                                               40,309,302
                                                                                                            ----------



                See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)

TAX EXEMPT OBLIGATIONS-- CONTINUED

PRINCIPAL
AMOUNT          DESCRIPTION                                                                                   VALUE (A)
-----------------------------------------------------------------------------------------------------------------------

                Total Investments--98.0% (Identified Cost $39,604,947)(b)                               $    40,309,302
                Other assets less liabilities                                                                   801,729
                                                                                                                -------
                Total Net Assets--100%                                                                  $    41,111,031
                                                                                                        ===============

(a)  See Note 1a of Notes to Financial Statements.
(b)  Federal Tax Information:  At June 30, 2000 the net unrealized  appreciation on investments based on cost of $39,604,947 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which there is an
     excess of value over tax cost                                                                     $        975,005
     Aggregate gross unrealized depreciation for all investments in which there is an
     excess of tax cost over value                                                                             (270,650)
                                                                                                               --------
     Net unrealized appreciation                                                                       $        704,355
                                                                                                       ================


     At December 31, 1999, the Fund had a net capital loss carryforward of $1,657,968 of which $522,150 expires on December 31, 2002 and $1,135,818 expires on December 31, 2007. These may be available to offset future realize capital gains, if any, to the extent provided by regulations.
(c) The ratings shown are believed to be the most recent ratings available at June 30, 2000. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 2000. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d) Variable rate demand note or floating rate security. The rate disclosed is as of June 30, 2000

LEGEND OF PORTFOLIO ABBREVIATIONS:
AMBAC         American Municipal Bond Assurance Corp.
FGIC          Financial Guarantee Insurance Company
FSA           Financial Security Assurance
MBIA          Municipal Bond Investors Assurance Corp.


                See accompanying notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
================================================================================

June 30, 2000
(unaudited)


ASSETS
        Investments at value (Identified cost $39,604,947) ......................                            $    40,309,302
        Receivable for:
             Funds shares sold ..................................................                                        682
             Securities sold ....................................................                                    299,788
             Interest ...........................................................                                    632,656
                                                                                                                     -------
                                                                                                                  41,242,428

LIABILITIES
        Payable for:
             Fund shares redeemed ...............................................       $         8,478
             Dividends declared .................................................                58,464
             Custodian bank .....................................................                 1,024

        Accrued expenses:
             Management fees ....................................................                19,866
             Deferred trustees' fees ............................................                14,578
             Transfer agent .....................................................                 4,185
             Accounting and administrative ......................................                 2,302
             Other ..............................................................                22,500
                                                                                                 ------
                                                                                                                     131,397
                                                                                                                     -------

NET ASSETS ......................................................................                            $    41,111,031
                                                                                                             ===============

        Net Assets consist of:
             Paid in capital ....................................................                            $    43,074,766
             Undistributed net investment income ................................                                     49,168
             Accumulated net realized gain (loss) ...............................                                 (2,717,258)
             Unrealized appreciation (depreciation) on investments ..............                                    704,355
                                                                                                             ---------------
NET ASSETS                                                                                                   $    41,111,031
                                                                                                             ===============
        Computation of net asset value and offering price:
        Net asset value and redemption price of Class A shares
        ($33,318,804 / 4,486,808 shares of beneficial interest) .................                            $         7.43
                                                                                                             ==============

        Offering price per share (100 / 97.50 of $7.43) .........................                            $         7.62*
                                                                                                             ==============
        Net asset value and offering price of Class B shares
        ($7,792,227 / 1,052,897 shares of beneficial interest) ..................                            $        7.40**
                                                                                                             ==============


* Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of this amount.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS
================================================================================

Six Months Ended June 30, 2000
(unaudited)


INVESTMENT INCOME
        Interest                                                                                             $     1,224,890

        Expenses
             Management fees                                                            $       107,901
             Service fees - Class A                                                              41,737
             Service and distribution fees - Class B                                             38,578
             Trustees' fees and expenses                                                          3,991
             Accounting and administrative                                                        6,400
             Custodian                                                                           32,265
             Transfer agent                                                                      12,925
             Audit and tax services                                                              22,543
             Legal                                                                                  803
             Printing                                                                             7,868
             Registration                                                                         4,478
             Miscellaneous                                                                        2,182
                                                                                                  -----
        Total expenses                                                                          281,671
        Less expenses waived by the investment adviser and subadviser                           (78,037)             203,634
                                                                                                -------              -------
        Net investment income                                                                                      1,021,256

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN
OPTIONS AND FUTURES CONTRACTS
        Realized gain (loss) on:
             Investments - net                                                                 (671,692)
             Written options - net                                                              (28,094)
             Futures contracts - net                                                             (7,281)
                                                                                                 ------
             Total realized gain (loss) on investments, written options and futures contracts  (707,067)
                                                                                               --------
        Unrealized appreciation (depreciation) on:
             Investments - net                                                                1,091,471
        Net gain (loss) on investment transactions                                                                   384,404
                                                                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                        $     1,405,660
                                                                                                             ===============



                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
================================================================================

(unaudited)

                                                                                            YEAR ENDED      SIX MONTHS ENDED
                                                                                            DECEMBER 31,           JUNE 30,
                                                                                                1999                 2000
                                                                                       ---------------------------------------
FROM OPERATIONS
        Net investment income                                                           $     2,158,692      $     1,021,256
        Net realized gain (loss) on investments, written options and futures contracts         (735,270)            (707,067)
        Unrealized appreciation (depreciation) on investments                                (2,181,742)           1,091,471
                                                                                             ----------            ---------
        Increase (decrease) in net assets from operations                                      (758,320)           1,405,660
                                                                                               --------            ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
        Net investment income
             Class A                                                                         (1,867,844)            (794,222)
             Class B                                                                           (376,425)            (155,890)
                                                                                               --------             --------
                                                                                             (2,244,269)            (950,112)
                                                                                             ----------             --------
INCREASE (DECREASE) IN NET ASSETS
        DERIVED FROM CAPITAL SHARE TRANSACTIONS                                               1,878,106           (2,827,438)
                                                                                              ---------           ----------
Total increase (decrease) in net assets                                                      (1,124,483)          (2,371,890)

NET ASSETS
             Beginning of the period                                                         44,607,404           43,482,921
                                                                                             ----------           ----------
             End of the period                                                          $    43,482,921      $    41,111,031
                                                                                        ===============      ===============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
             End of the period                                                          $       (21,976)     $        49,168
                                                                                        ===============      ===============



                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
================================================================================

For a share outstanding throughout each period
(unaudited)


                                                        Class A
                                     ---------------------------------------------------------------
                                            Year Ended December 31,                 Six Months Ended
                                     ----------------------------------------------     June 30,
                                       1995       1996      1997     1998      1999      2000
                                     ----------------------------------------------     -------
Net Asset Value, Beginning of Period  $  7.08   $  7.65   $  7.66   $  7.87   $  7.83   $  7.34
                                      -------   -------   -------   -------   -------   -------

Income From Investment Operations

Net Investment Income .............      0.39      0.39      0.39      0.37      0.37      0.19
Net Realized and Unrealized Gain (Loss) On
Investments .......................      0.57      0.00      0.20     (0.03)    (0.48)     0.08
                                         ----      ----      ----     -----     -----      ----
Total From Investment Operations ..      0.96      0.39      0.59      0.34     (0.11)     0.27
                                         ----      ----      ----      ----     -----      ----
Less Distributions

Dividends From Net Investment Income    (0.39)    (0.38)    (0.38)    (0.38)    (0.38)    (0.18)
                                        -----     -----     -----     -----     -----     -----
Total Distributions ...............     (0.39)    (0.38)    (0.38)    (0.38)    (0.38)    (0.18)
                                        -----     -----     -----     -----     -----     -----
Net Asset Value, End of Period ....   $  7.65   $  7.66   $  7.87   $  7.83   $  7.34   $  7.43
                                      =======   =======   =======   =======   =======   =======
Total Return (%) (a) ..............      13.9       5.3       8.0       4.5      (1.5)      3.6
Ratio of Operating Expenses to Average Net
Assets (%) ........................      1.31      1.34      1.33      1.35      1.24      1.23(b)
Ratio of Operating Expenses to Average Net
Assets After Expense Reductions (%)(c)   0.70      0.75      0.85      0.85      0.85      0.85(b)
Ratio of Net Investment Income to Average Net
Assets (%) ........................      5.24      5.18      5.06      4.79      4.79      5.12(b)
Portfolio Turnover Rate (%) .......       167       161       120       215       140        59
Net Assets, End of Period (000) ...   $32,707   $35,972   $32,057   $35,348   $35,593   $33,319


(a)  A sales charge is not reflected in total return calculations.
(b)  Computed on an annualized basis.
(c)  Expense ratios have been adjusted for the expense limitations  described in
     Note 4 to the Financial Statements.


                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
================================================================================

For a share outstanding throughout each period
(unaudited)


                                                        Class B
                                     ---------------------------------------------------------------
                                            Year Ended December 31,                 Six Months Ended
                                     ----------------------------------------------     June 30,
                                       1995       1996      1997     1998      1999      2000
                                     ----------------------------------------------     -------
Net Asset Value, Beginning of Period  $  7.07   $  7.63   $  7.64   $  7.85   $  7.81   $  7.32
                                      -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income .............      0.33      0.33      0.34      0.32      0.31      0.16
Net Realized and Unrealized Gain (Loss) On
Investments .......................      0.56      0.01      0.20     (0.03)    (0.48)     0.07
                                         ----      ----      ----     -----     -----      ----
Total From Investment Operations ..      0.89      0.34      0.54      0.29     (0.17)     0.23
                                         ----      ----      ----      ----     -----      ----
Less Distributions
Dividends From Net Investment Income    (0.33)    (0.33)    (0.33)    (0.33)    (0.32)    (0.15)
                                        -----     -----     -----     -----     -----     -----
Total Distributions ...............     (0.33)    (0.33)    (0.33)    (0.33)    (0.32)    (0.15)
                                        -----     -----     -----     -----     -----     -----
Net Asset Value, End of Period ....   $  7.63   $  7.64   $  7.85   $  7.81   $  7.32   $  7.40
                                      =======   =======   =======   =======   =======   =======
Total Return (%) (a) ..............      12.9       4.6       7.2       3.7      (2.2)      3.1
Ratio of Operating Expenses to Average Net
Assets (%) ........................      2.06      2.09      2.08      2.10      1.99      1.97(b)
Ratio of Operating Expenses to Average Net
Assets After Expense Reductions (%)      1.45      1.50      1.60      1.60      1.60      1.60(b)
Ratio of Net Investment Income to Average Net
Assets (%) ........................      4.49      4.43      4.31      4.04      4.04      4.37(b)
Portfolio Turnover Rate (%) .......       167       161       120       215       140        59
Net Assets, End of Period (000) ...   $ 5,617   $ 7,590   $ 8,881   $ 9,259   $ 7,889   $ 7,792


(a) A contingent deferred sales charge is not reflected in total return calculations.
(b)  Computed on an annualized basis.
(c)  Expense ratios have been adjusted for the expense limitations  described in
     Note 4 to the Financial Statements.


                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
================================================================================

For the Six Months Ended June 30, 2000
(unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of Nvest Funds Trust II, a Massachusetts business trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks a high level of current income exempt from federal income tax and California personal income tax. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers both Class A and Class B shares. Class A shares are sold with a maximum front end sales charge of 2.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser, and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and market discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS. The Fund uses options to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to differing treatments of capital loss carryforwards, futures transactions and post October losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 2000 purchases and sales of securities (excluding short-term investments) were $23,801,812 and $27,097,701, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays a gross management fee to its investment adviser, Nvest Funds Management, L.P. ("Nvest Management") at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million and 0.475% of such assets in excess of $500 million reduced by the payment to the Fund's investment subadviser Back Bay Advisors, L.P. ("Back Bay") at the rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million and 0.2375% of such assets in excess of $500 million. Certain officers and directors of Nvest Management are also officers or Trustees of the Fund. Nvest Management and Back Bay are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company (see Note 7). Fees earned by Nvest Management and Back Bay under the management and subadvisory agreements in effect during the six months ended June 30, 2000 are as follows:

        Fees Earned
        -----------
        Nvest Management        $       53,951
        Back Bay                        53,950
                                        ------
                                $      107,901
                                       =======

The effective annualized management fee before the expense limitation for the six months ended June 30, 2000 was 0.525%. As a result of the expense limitation as described in Note 4, the effective annualized management fee for the six months ended June 30, 2000 was 0.145%

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund pays NSC a group fee for these services equal to the annual rate of 0.035% of the first $5 billion of Nvest Funds' average daily net assets, 0.0325% of the next $5 billion of the Nvest Funds' average daily net assets, and 0.03% of the Nvest Funds' average daily net assets in excess of $10 billion. For the six months ended June 30, 2000, these expenses amounted to $6,400, and are shown separately in the financial statements as accounting and administrative. The effective annualized accounting and administrative expense for the six months ended June 30, 2000 was 0.034%.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays Nvest Funds Distributor, L.P. ("Nvest Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

Nvest Funds $41,737 in fees under the Class A Plan. If the expenses of Nvest Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses at June 30, 2000 is $179,456.

Under the Class B Plan, the Fund pays Nvest Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $9,644 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays Nvest Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 2000, the Fund paid Nvest Funds $28,934 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to Nvest Funds by investors of shares of the Fund during the six months ended June 30, 2000 amounted to $12,175.

D. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent for the Fund and Boston Financial Data Services ("BFDS") serves as the sub-transfer agent for the Fund. NSC receives account fees for shareholder accounts. NSC and BFDS are also reimbursed by the Fund for out-of-pocket expenses. For the six months ended June 30, 2000, the Fund paid NSC $17,069 as compensation for its services as transfer agent.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Nvest Management, Nvest Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund or certain other Nvest Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

4. EXPENSE LIMITATIONS. Nvest Management has given a binding undertaking and Back Bay has voluntarily agreed until further notice to defer their respective management and subadvisory fees and, if necessary, Nvest Management has agreed to bear certain expenses associated with the Fund, to the extent necessary to limit the

================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

Fund's expenses to the annual rates of 0.85% and 1.60% of the average net assets of the Fund's Class A and B shares, respectively. The Fund is obligated to pay such deferred fees in later periods to the extent the Fund's expenses fall below the annual rates of 0.85%, and 1.60% of average net assets of the Fund's Class A and Class B shares, respectively, provided however, that the Fund is not obligated to pay any such deferred fees more than one year after the end of the fiscal year in which the fee was deferred. Nvest Management's undertaking will be in effect for the life of the Fund's current prospectus. Prior to September 1, 1996, Back Bay and Nvest Management voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and 1.45% of the Fund's Class B average daily net assets.

As a result of the Fund's expenses exceeding the expense limitations during the six months ended June 30, 2000, Back Bay reduced its subadvisory fees by $39,018 and Nvest Management reduced its advisory fees by $39,019.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a comparable municipal bond fund that is not as concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of California municipal securities to meet their financial obligations. The Fund had the following industry concentrations in excess of 10% on June 30, 2000 as a percentage of the Fund's total net assets: Finance (13.7%), Healthcare (13.6%), Education (12.2%), and Municipal (11.1%).

6. CAPITAL SHARES. At June 30, 2000 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B. Transactions in capital shares were as follows:


                                                                                 YEAR ENDED               SIX MONTHS ENDED
                                                                                DECEMBER 31,                   JUNE 30,
                                                                                   1999                          2000
CLASS A                                                                     SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                              2,383,925   $ 18,347,369     204,108     $   1,500,704
Shares issued in connection with the reinvestment of:
   Dividends from net investment income                                    145,308      1,107,226        70,009         514,778
                                                                           -------      ---------        ------         -------
                                                                         2,529,233     19,454,595       274,117       2,015,482
Shares repurchased                                                      (2,193,681)   (16,773,597)     (636,068)     (4,659,375)
                                                                        ----------    -----------      --------      ----------
Net increase (decrease)                                                  335,552     $  2,680,998      (361,951)  $  (2,643,893)
                                                                         -------     ------------      --------   -------------


================================================================================

                                                                                 YEAR ENDED               SIX MONTHS ENDED
                                                                                DECEMBER 31,                   JUNE 30,
                                                                                   1999                          2000
CLASS B                                                                     SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                202,511 $    1,524,313        28,593  $     209,650
Shares issued in connection with the reinvestment of:
   Dividends from net investment income                                     28,996        220,717        13,155         96,391
                                                                            ------        -------        ------         ------
                                                                           231,507      1,745,030        41,748        306,041
Shares repurchased                                                        (339,124)    (2,547,922)      (66,951)      (489,586)
                                                                          --------     ----------       -------       --------
Net increase (decrease)                                                   (107,617)  $   (802,892)      (25,203)  $   (183,545)
                                                                          --------   ------------       -------   ------------
Increase (decrease) derived from capital shares transactions               227,935   $  1,878,106      (387,154)  $ (2,827,438)
                                                                         ======= ================      ========   ============



7. SUBSEQUENT EVENT. Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignations, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Nvest Funds or the investment management activities of the Funds' investment advisers or subadvisers.

Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest affiliates. Consequently, it is anticipated that the Nvest affiliates will seek approval of new agreements from the Board of Trustees and shareholders prior to the consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

                          NVEST MUNICIPAL INCOME FUND
                      NVEST MASSACHUSETTS TAX FREE INCOME
            FUND NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

                        Supplement dated August 21, 2000
  to Nvest Bond Funds Prospectus Classes A, B and C and Nvest Massachusetts Tax
    Free Income Fund and Nvest Intermediate Term Tax Free Fund of California
                      Prospectuses, each dated May 1, 2000

John Maloney has become co-manager of the Funds, joining James Welch. Mr. Maloney, Vice President at Back Bay Advisors, has been with the company since 1989. Mr. Maloney has a B.A. in Economics from the University of Massachusetts and has 17 years of investment experience.

                                  NVEST FUNDS
================================================================================

     LARGE-CAP EQUITY FUNDS                     GLOBAL/INTERNATIONAL EQUITY
      Capital Growth Fund                           Star Worldwide Fund
      Kobrick Growth Fund                        International Equity Fund
          Growth Fund
     Growth and Income Fund                        CORPORATE INCOME FUNDS
         Balanced Fund                        Short Term Corporate Income Fund
        Star Value Fund                                Bond Income Fund
                                                      High Income Fund
     ALL-CAP EQUITY FUNDS                          Strategic Income Fund
      Star Advisers Fund
     Kobrick Capital Fund
        Bullseye Fund                             GOVERNMENT INCOME FUNDS
      Equity Income Fund                     Limited Term U.S. Government Fund
                                                 Government Securities Fund
     SMALL-CAP EQUITY FUNDS
      Star Small Cap Fund                           MONEY MARKET FUNDS*
  Kobrick Emerging Growth Fund                     Cash Management Trust
                                               Tax Exempt Money Market Trust
                                              *Investments in the money market
                                                funds are not insured or
                                               gauranteed by the FDIC or any
                                                    government agency.



                             TAX-FREE INCOME FUNDS
                             Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

To learn more, and for a free prospectus, contact your financial representative.

                    VISIT OUR WEB SITE AT WWW.NVESTFUNDS.COM
                         Nvest Funds Distributor, L.P.
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

Nvest Funds Distributor, L.P., and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

[Nvest Funds Logo appears here]

CA58-0600

Printed On Recycled Paper

                               SEMIANNUAL REPORT
[NVEST FUNDS LOGO GOES HERE]

--------------------------------------------------------------------------------
NVEST  GROWTH AND INCOME  FUND


[WHERE THE BEST MINDS MEET ARTWORK GOES HERE]

JUNE  30,  2000

                               PRESIDENTS MESSAGE
================================================================================

                                                                    AUGUST  2000
--------------------------------------------------------------------------------
[PICTURE OF JOHN HAILER GOES HERE]
John
T. Hailer President and
Chief Executive Officer
Nvest Funds

In an effort to protect the U.S. economy from the specter of renewed inflation, the Federal Reserve Board has raised interest rates six times in the past 12 months - three times during the first six months of 2000. Because higher interest rates cut into corporate profits and make financial assets less attractive, the markets have been undergoing a period of heightened volatility.

YOUR CHOICE OF INVESTMENT TOOLS

Investors react to volatility in different ways. Some seek safer harbors; others define risk as opportunity and add selectively to their portfolios. Regardless of which type of investor you may resemble, remember that Nvest funds cover a wide spectrum of investments, from conservative to aggressive. These include a comprehensive family of equity and fixed-income funds that may complement your current holdings, as well as funds that combine different investment styles in a single portfolio.

For  example,  Nvest Star  funds'  multi-manager  approach  can help you through periods of market volatility by offering you greater diversification than single-manager funds. Each Nvest Star fund is composed of four separate segments run by managers with distinct investment disciplines -- a strategy that allows investors to benefit from different investment styles and diversified portfolio holdings, seeking superior long-term results with reduced risk. We search for the strongest candidates to manage each segment, using approaches that complement one another in varying market conditions. No matter how you react to shifting markets, don't let short-term events derail your long-range program. Consult your financial representative before you make any changes.

NVEST IS POISED FOR GLOBAL GROWTH

As you may know, Nvest Companies is under agreement to be acquired by CDC Asset Management, a leading French institutional money management company and a major global financial institution. CDC's expertise in European stock and bond markets will be a resource for the premier U.S. investment management teams who manage our funds. Nvest Funds will continue to operate independently, but with broader resources to bring you attractive, innovative products and services. Since your vote will be required, you will receive proxy information in September. In the meantime, if you would like more information, you are welcome to call your financial representative or us, or visit our web site, www.nvestfunds.com.

"No matter how you react to shifting markets, don't let short-term events derail your long- range program. Consult your financial representative before you make any changes."

               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                          NVEST GROWTH AND INCOME FUND
================================================================================

                                        INVESTMENT RESULTS THROUGH JUNE 30, 2000
--------------------------------------------------------------------------------

PUTTING PERFORMANCE IN PERSPECTIVE

The charts comparing Nvest Growth and Income Fund's performance with a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses, even if they could.

                             GROWTH OF A $10,000  INVESTMENT  IN CLASS A  SHARES

JUNE  1990  THROUGH  JUNE  2000

[GROWTH OF $10,000 CHART GOES HERE

                      NAV           MSC         S&P 500
        ------------------------------------------------
         6/00        39,820        37,531        51,283
         6/99        42,120        39,698        47,821
         6/98        36,398        34,305        38,968
         6/97        27,479        25,899        29,954
         6/96        20,391        19,218        22,249
         6/95        17,218        16,228        17,668
         6/94        13,932        13,131        14,023
         6/93        13,853        13,057        13,826
         6/92        12,311        11,603        12,174
         6/91        10,749        10,131        10,739
         6/90        10,000         9,425        10,000



This illustration represents past performance and does not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Other classes of shares are available for which performance, fees and expenses will differ. All results include reinvestment of dividends and capital gains.

                          NVEST GROWTH AND INCOME FUND
================================================================================

                                          AVERAGE ANNUAL TOTAL  RETURNS--6/30/00
--------------------------------------------------------------------------------

CLASS A (INCEPTION 5/6/31)  6 MONTHS    1 YEAR     5 YEARS   10 YEARS
Net Asset Value(1)            -4.37%     -5.46%     18.26%     14.82%
With Maximum Sales Charge(2)  -9.90     -10.92      16.87      14.14

CLASS B (INCEPTION 9/13/93)   6 MONTHS   1 YEAR   5 YEARS  SINCE INCEPTION
Net Asset Value(1)            -4.79%     -6.16%    17.40%     15.52%
With CDSC(3)                  -9.55      -10.13     17.20      15.52

CLASS C (INCEPTION   5/1/95)   6 MONTHS  1 YEAR   5 YEARS  SINCE INCEPTION
Net Asset Value(1)             -4.80%    -6.17%    17.38%     18.05%
With CDSC(3)                   -5.75     -6.96     17.38      18.05

CLASS Y (INCEPTION 11/18/98)   6 MONTHS   1 YEAR  SINCE INCEPTION
Net Asset Value(1)             -4.23%    -5.11%       8.23%



                                                                             SINCE    SINCE     SINCE
                                                                             FUND'S   FUND'S    FUND'S
                                                                             CLASS B  CLASS C   CLASS Y
COMPARATIVE PERFORMANCE              6 MONTHS     1 YEAR  5 YEARS  10 YEARS   INCEPT.  INCEPT.  INCEPT.
S&P 500(4)                            -0.42%       7.24%   23.80%   17.80%    20.88%   24.21%   16.94%
Morningstar Large Value Average(5)    -1.92       -5.21    15.16    13.36     14.02(5) 16.06     5.01
Lipper Multi-Cap Core Average(6)       2.53       11.54%   19.33%   15.67%    17.47    20.10    18.50


NOTES TO CHARTS

Thesereturns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown. Class Y shares are available to certain institutional investors only.

1 These results include reinvestment of any dividends and capital gains, but do not include a sales charge.
2 These results include reinvestment of any dividends and capital gains, and the maximum sales charge of 5.75%.
3 These results include reinvestment of any dividends and capital gains. Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge applied when you sell shares. Class C share performance assumes a 1.00% CDSC when you sell shares within one year of purchase.
4 S&P 500 is an unmanaged index of U.S. common stock performance. You may not invest directly in an index.
5 Morningstar Large Value Average is the average performance without sales charges of funds with similar investment objectives as calculated by Morningstar, Inc. Class B since-inception return is calculated from 9/30/93. Class C since-inception return is calculated from 4/30/95. Class Y since-inception return is calculated from 11/30/98.
6 Lipper Multi-Cap Core Average is the average performance without sales charges of all mutual funds with a similar current investment style or objective as determined by Lipper Inc. Class B since-inception return is calculated from 9/30/93. Class C since-inception return is calculated from 4/30/95. Class Y since-inception return is calculated from 11/30/98.

                          NVEST GROWTH AND INCOME FUND
================================================================================

[PICTURE OF GERALD SCRIVER GOES HERE]

Gerald Scriver
Westpeak Investment
Advisors, L.P.


                                          INTERVIEW WITH YOUR PORTFOLIO  MANAGER
--------------------------------------------------------------------------------
Q.  HOW DID NVEST GROWTH AND INCOME FUND PERFORM DURING THE FIRST HALF OF 2000?

For the six months ended June 30, 2000, the return on Class A shares of Nvest Growth and Income Fund was -4.37%, based on net asset value. The return on the Fund's benchmark, the Standard & Poor's 500 Index, was -0.42% for the same period. Nvest Growth and Income Fund's performance comparison reflects its emphasis on value rather than growth, which we believe will provide the best results for shareholders over the long-term.

Q.  WHAT  WAS THE  INVESTMENT ENVIRONMENT  LIKE  DURING  THE  PERIOD?

As the new year unfolded, stocks of high-growth technology firms selling at extremely high valuations led the market, as they had for some time. Stocks with strong price momentum had soared to extremely high price/earnings ratios (p/e ratios)--a measure of whether a company's stock is high or low relative to its earnings. The p/e ratios of some of these "hot stocks" reached a hundred times earnings or more, and still continued to rise in price. From early March through May, the technology sector reversed course, as market interest rotated. Many "old economy" stocks with solid earnings and a track record returned to market favor, reaching valuations that more closely reflected the companies' fundamentals. By the latter part of June, however, high-tech growth stocks began a tentative rebound, as investors purchased shares that were off their peaks, even though they were still overvalued, in our opinion.

Q. HOW DID YOU POSITION MY FUND IN RESPONSE TO THESE  EVENTS?

Our policy in managing Nvest Growth and Income Fund is to pursue opportunities in both growth- and value-oriented investments; we believe both sectors offer opportunities at any given time. However, we do give your Fund's portfolio a bias toward value or growth as the market directions shift--a flexible approach that permits us to adapt to changing trends.

                          NVEST GROWTH AND INCOME FUND
================================================================================

That said, our approach in the first half of 2000 reflected our belief that investor enthusiasm toward overvalued technology-company shares was nearing its end. We believe that the return to more traditional, fundamental valuations established in March will characterize the market for some time to come. Consequently, we've structured the portfolio to focus on stocks selling at relatively attractive valuations, which also offer future growth potential. The average p/e ratio of the stocks in Nvest Growth and Income Fund was 17 times earnings at the end of June--well below that of the S&P 500, which had an average p/e of nearly 24 times earnings.

Q. WHICH INVESTMENTS AFFECTED PERFORMANCE THE MOST, POSITIVELY OR NEGATIVELY?

Nvest  Growth  and  Income  Fund's  best  performers  were  its  investments  in traditional, fundamentally sound companies. Some of these benefited from particular trends. For example, Morgan Stanley Dean Witter and Citigroup, two of the country's leading financial-service firms, profited from a good environment for financial stocks. Most of your Fund's best performers shared such characteristics as attractive prices, positive earnings surprises, and below-average volatility. These included financial stocks like Citigroup and our health-care holdings. Pfizer, an established pharmaceutical company, is a good example of the traditional stocks with strong fundamentals that helped bolster performance. Pfizer's product line includes the fast-selling drug, Viagra.

Most of our disappointments during the first half of 2000 were in the high-tech area. These included Microsoft, which was hurt by the U.S. government's ongoing antitrust actions, as well as National Semiconductor and KLA-Tenecor--two high-growth stocks that had enjoyed strong price momentum, which were swept along in the downdraft that beset the high-tech sector. National Semiconductor is an established leader in the manufacture of analog and mixed-signal semiconductors that drive PCs and electronic communications equipment. KLA-Tenecor produces control and inspection systems that search for and describe defects in integrated circuits during manufacturing.

                          NVEST GROWTH AND INCOME FUND
================================================================================

TOP 10 PORTFOLIO HOLDINGS - 6/30/00
                                                 % OF
       COMPANY                               NET ASSETS
       ------------------------------------------------
1.     General Electric Co.                      4.8
2.     Pfizer, Inc.                              3.6
3.     Citigroup, Inc.                           3.5
4.     PepsiCo, Inc.                             2.8
5.     Johnson & Johnson, Inc.                   2.8
6.     International Business Machines Corp.     2.8
7.     Intel Corp.                               2.7
8.     Exxon Mobil Corp.                         2.6
9.     Colgate-Palmolive                         2.6
10.    Hewlett-Packard Co.                       2.6

Portfolio holdings and asset allocation will vary.

Q. WHAT IS YOUR CURRENT OUTLOOK?

Overall, we look for a continued trend away from growth and toward value. If interest rates stay at current levels, we believe that the market will turn away from a speculative bias and move toward the more traditional stocks with positive fundamentals and less inflated valuations.

Nvest Growth and Income Fund is designed to seek long-term growth of capital and income; our goal is also to manage risk. We believe a portfolio of high-priced stocks--even though the companies may have attractive growth prospects--is likely to be highly volatile and unable to provide consistently high returns over time. Therefore, for the foreseeable future we will favor stocks that appear to be modestly valued, seeking companies with reasonably attractive growth rates and the potential for positive earnings surprises.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Nvest Growth and Income Fund invests in growth stocks, which are generally more sensitive to market movements because their stock prices are based on future expectations. It also invests in value stocks, which can fall out of favor with investors and may underperform growth stocks during certain market conditions. It may also invest in foreign and emerging market securities, which have special risks. These risks affect your investment's value. See a prospectus for details. Frequent portfolio turnover may increase your risk of greater tax liability, which could lower your return from this Fund.

                             PORTFOLIO COMPOSITION
================================================================================

Investments as of June 30, 2000
(unaudited)

COMMON STOCK -- 99.2% OF TOTAL NET ASSETS

        SHARES     DESCRIPTION                           VALUE (A)
-------------------------------------------------------------------------
                   AEROSPACE & DEFENSE-- 1.5%
      62,200       Boeing Co. ......................    $2,600,737
      79,200       Northrop Grumman Corp. ..........     5,247,000
                                                       -----------
                                                         7,847,737
                                                       -----------
                   AIRLINES-- 2.5%
      88,200       AMR Corp. (c) ...................     2,331,788
     102,500       Delta Air Lines, Inc. ...........     5,182,656
      98,700       UAL Corp. (c) ...................     5,743,106
                                                       -----------
                                                        13,257,550
                                                       -----------
                   AUTOMOTIVE-- 0.1%
      25,637       Visteon Corp. ...................       310,845
                                                       -----------
                   AUTO & RELATED-- 3.6%
     195,800       Ford Motor Co. ..................     8,419,400
     187,100       General Motors Corp. ............    10,863,494
                                                       -----------
                                                        19,282,894
                                                       -----------
                   BANKS-- 6.2%
     229,350       Chase Manhattan Corp. ...........    10,564,434
     314,700       Citigroup, Inc. .................    18,960,675
      12,400       J.P. Morgan & Co., Inc. .........     1,365,550
     131,800       UnionBanCal Corp. ...............     2,446,538
                                                       -----------
                                                        33,337,197
                                                       -----------
                   CHEMICALS-- 0.9%
      58,600       Minnesota Mining & Manufacturing Co.  4,834,500
                                                       -----------
                   CHEMICALS-MAJOR-- 1.6%
     192,000       Dow Chemical Co. ................     5,796,000
      58,700       E.l. du Pont de Nemours & Co. ...     2,568,125
                                                       -----------
                                                         8,364,125
                                                       -----------
                   COMPUTER HARDWARE-- 5.0%
      87,000       Apple Computer, Inc. ............     4,556,625
      54,200       Cabletron Systems, Inc. (c) .....     1,368,550
     110,000       Hewlett-Packard Co. .............    13,736,250
      16,600       SanDisk Corp. ...................     1,015,713
      67,400       Sun Microsystems, Inc. (c) ......     6,129,187
                                                       -----------
                                                        26,806,325
                                                       -----------
                   COMPUTER NETWORKING-- 1.8%
     151,300       Cisco Systems, Inc. (c) .........     9,617,006
                                                       -----------
                   COMPUTER SOFTWARE-- 5.3%
     135,400       International Business Machines Corp.14,834,763
      61,700       Microsoft Corp. (c) .............     4,936,000
     101,700       Oracle Corp. (c) ................     8,549,156
                                                        ----------
                                                        28,319,919
                                                       -----------

                See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)

COMMON STOCK -- CONTINUED

        SHARES     DESCRIPTION                           VALUE (A)
-------------------------------------------------------------------------
                   CONSTRUCTION-- 0.9%
      51,900       Lafarge Corp. ...................    $1,089,900
      40,000       Southdown, Inc. .................     2,310,000
      42,400       USG Corp. .......................     1,287,900
                                                        ----------
                                                         4,687,800
                                                       -----------
                   CONSUMER DURABLES-- 0.1%
      17,700       Whirlpool Corp. .................       825,263
                                                       -----------
                   DRUGS-- 8.5%
      42,600       Allergan, Inc. ..................     3,173,700
     155,000       Bristol-Myers Squibb Co. ........     9,028,750
     115,800       Merck & Co. .....................     8,873,175
     402,200       Pfizer, Inc. ....................    19,305,600
     109,900       Schering-Plough Corp. ...........     5,549,950
                                                       -----------
                                                        45,931,175
                                                       -----------
                   ELECTRIC UTILITIES -- 1.4%
      37,700       Public Service Enterprise Group .     1,305,362
     209,500       TXU Corp. .......................     6,180,250
                                                       -----------
                                                         7,485,612
                                                       -----------
                   ELECTRICAL EQUIPMENT -- 0.4%
      63,600       Rockwell International Corp. ....     2,003,400
                                                       -----------
                   ELECTRONICS-- 5.2%
      41,954       Agilent Technologies, Inc. ......     3,094,108
      13,300       Corning, Inc. ...................     3,589,338
     115,400       Dover Corp. .....................     4,680,912
      38,800       Eaton Corp. .....................     2,599,600
       9,700       Globespan Semiconductor, Inc. ...     1,184,158
      25,300       KLA-Tencor Corp. (c) ............     1,481,631
     155,600       Nortel Networks Corp. ...........    10,619,700
      12,900       Teradyne, Inc. ..................       948,150
                                                       -----------
                                                        28,197,597
                                                       -----------
                   ENERGY RESERVES-- 4.4%
      26,800       Chevron Corp. ...................     2,272,975
     180,100       Exxon Mobil Corp. ...............    14,137,850
     120,900       Royal Dutch Petroleum Co.             7,442,906
                                                        ----------
                                                        23,853,731
                                                       -----------
                   FINANCIAL SERVICES-- 0.8%
      87,800       Fannie Mae ......................     4,582,062
                                                       -----------


                 See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)

COMMON STOCK -- CONTINUED

        SHARES     DESCRIPTION                           VALUE (A)
-------------------------------------------------------------------------
                   FOOD & BEVERAGES-- 3.9%
     340,400       PepsiCo, Inc. ...................   $15,126,525
      39,700       Quaker Oats Co. .................     2,982,462
      84,400       SUPERVALU, Inc. .................     1,608,875
      34,500       Sysco Corp. .....................     1,453,313
                                                        ----------
                                                        21,171,175
                                                       -----------
                   HEALTH CARE-PRODUCTS-- 3.4%
      35,700       Abbott Laboratories .............     1,590,881
      18,900       Bausch & Lomb, Inc. .............     1,462,388
     148,000       Johnson & Johnson, Inc. .........    15,077,500
                                                       -----------
                                                        18,130,769
                                                       -----------
                   HEALTH CARE-SERVICES-- 1.6%
      76,300       HCA-The Healthcare Co. ..........     2,317,612
      21,700       Pacificare Health Systems (c) ...     1,306,069
      60,300       UnitedHealth Group, Inc. ........     5,170,725
                                                        ----------
                                                         8,794,406
                                                       -----------
                   HOUSEHOLD PRODUCTS-- 2.8%
     230,500       Colgate-Palmolive ...............    13,801,188
      63,500       Ralston-Purina Group ............     1,266,031
                                                       -----------
                                                        15,067,219
                                                       -----------
                   INDUSTRIAL PARTS-- 2.1%
     287,000       Caterpillar, Inc. ...............     9,722,125
      47,300       Parker-Hannifin Corp. ...........     1,620,025
                                                       -----------
                                                        11,342,150
                                                       -----------
                   INDUSTRIAL SERVICES-- 0.2%
      31,000       Hertz Corp. .....................       869,938
                                                       -----------
                   INFORMATION SERVICES-- 2.5%
      33,500       First Data Corp. ................     1,662,438
     133,400       Omnicom Group, Inc. .............    11,880,937
                                                       -----------
                                                        13,543,375
                                                       -----------
                   INTERNET CONTENT-- 1.3%
      12,400       Ariba, Inc. .....................     1,215,781
      21,700       BroadVision, Inc. ...............     1,102,631
     175,200       E*TRADE Group, Inc. .............     2,890,800
      11,000       Juniper Networks, Inc. ..........     1,601,188
                                                       -----------
                                                         6,810,400
                                                       -----------
                   LIFE INSURANCE-- 1.0%
      24,700       CIGNA Corp. .....................     2,309,450
      92,700       Lincoln National Corp., Inc. ....     3,348,787
                                                        -----------
                                                         5,658,237
                                                       -----------
                   MANUFACTURING-DIVERSIFIED-- 4.8%
     486,000       General Electric Co. ............    25,758,000
                                                       -----------


                 See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)

COMMON STOCK -- CONTINUED

        SHARES     DESCRIPTION                           VALUE (A)
-------------------------------------------------------------------------
                   MEDIA & ENTERTAINMENT-- 1.7%
      72,100       Gannett Co. .....................    $4,312,481
     127,800       Walt Disney Co. .................     4,960,238
                                                       -----------
                                                         9,272,719
                                                       -----------
                   METALS & MINING-- 0.8%
      96,900       Alcan Aluminium Ltd. ............     3,003,900
      53,400       Alcoa, Inc. .....................     1,548,600
                                                       -----------
                                                         4,552,500
                                                       -----------
                   OIL-REFINING & DISTRIBUTION-- 0.3%
      28,800       Texaco, Inc. ....................     1,533,600
                                                       -----------
                   PAPER & FOREST PRODUCTS -- 0.4%
      48,500       Georgia Pacific Corp., Timber Group   1,273,125
      28,700       International Paper Co. .........       855,619
                                                       -----------
                                                         2,128,744
                                                       -----------
                   PROPERTY & CASUALTY INSURANCE-- 1.7%
      65,500       MGIC Investment Corp. ...........     2,980,250
      84,400       PMI Group, Inc. .................     4,009,000
      40,000       Radian Group, Inc. (c) ..........     2,070,000
                                                       -----------
                                                         9,059,250
                                                       -----------
                   PUBLISHING-- 0.4%
      41,000       Knight-Ridder, Inc. .............     2,180,687
                                                       -----------
                   RAILROADS & EQUIPMENT -- 0.8%
      82,900       Burlington Northern Santa Fe ....     1,901,519
      61,100       Union Pacific Corp. .............     2,272,156
                                                       -----------
                                                         4,173,675
                                                       -----------
                   RETAIL-CLOTHING-- 0.2%
      54,200       The Limited, Inc. ...............     1,172,075
                                                       -----------
                   RETAIL-DEPARTMENT STORE -- 1.9%
     122,000       Federated Department Stores, Inc.     4,117,500
      94,900       Sears, Roebuck & Co. ............     3,096,112
      37,200       Target Corp. ....................     2,157,600
      18,100       Wal-Mart Stores, Inc. ...........     1,043,013
                                                       -----------
                                                        10,414,225
                                                       -----------
                   RETAIL-SPECIALTY-- 2.2%
      42,000       BJ's Wholesale Club (c) .........     1,386,000
     191,250       Home Depot, Inc. ................     9,550,547
      22,500       Lowe's Company., Inc. ...........       923,906
                                                       -----------
                                                        11,860,453
                                                       -----------
                   SECURITIES & ASSET MANAGEMENT-- 3.9%
      38,200       AXA Financial, Inc. .............     1,298,800
      75,710       Bear Stearns Companies, Inc. ....     3,151,429



                 See accompanying notes to financial statements.

================================================================================

Investments as of June 30, 2000
(unaudited)

COMMON STOCK -- CONTINUED

        SHARES     DESCRIPTION                           VALUE (A)
-------------------------------------------------------------------------
      55,000       Lehman Brothers Holdings, Inc. ..    $5,200,937
      37,100       Merrill Lynch & Co., Inc. .......     4,266,500
      82,900       Morgan Stanley Dean Witter & Co.      6,901,425
                                                       -----------
                                                        20,819,091
                                                       -----------
                   SEMICONDUCTORS-- 5.9%
      20,700       Advanced Micro Devices, Inc. (c)      1,599,075
      27,800       Analog Devices, Inc. ............     2,112,800
      33,900       Applied Materials, Inc. (c) .....     3,072,188
      31,200       Cypress Semiconductor Corp. .....     1,318,200
     109,300       Intel Corp. .....................    14,612,044
      16,600       LSI Logic Corp. (c) .............       898,475
      15,300       National Semiconductor Corp. (c)        868,275
     107,800       Texas Instruments, Inc. .........     7,404,512
                                                       -----------
                                                        31,885,569
                                                       -----------
                   SEMICONDUCTOR-ELECTRONICS-- 0.6%
      39,500       Xilinx, Inc. (c) ................     3,261,219
                                                       -----------
                   TELECOMMUNICATIONS-- 4.3%
     163,300       AT&T Corp. ......................     5,164,362
      84,300       Bell Atlantic Corp. .............     4,283,494
     315,000       BellSouth Corp. .................    13,426,875
                                                       -----------
                                                        22,874,731
                                                       -----------
                   THRIFT-- 0.3%
      84,600       Golden State Bancorp, Inc. (c) ..     1,522,800
                                                       -----------
                   Total Common Stock
                   (Identified Cost $531,360,059) ..   533,401,745
                                                       -----------
SHORT TERM INVESTMENT--0.6%
        PRINCIPAL
        AMOUNT
--------------------------------------------------------------------------------

$    3,106,000    Repurchase  Agreement with State Street Bank
                  and Trust Co. dated 6/30/2000  at  5.25%  to
                  be   repurchased   at  $3,107,359  on  7/03/2000,
                  collateralized by $2,785,000 U.S. Treasury Bond
                  7.125% due 2/15/2023 with a value of $3,171,419      3,106,000
                                                                       ---------
                  Total Short Term Investment
                  (Identified Cost $3,106,000) ..................      3,106,000
                                                                       ---------
                  Total Investments--99.8%
                 (Identified Cost $534,466,059) (b) .............    536,507,745
                  Other assets less liabilities .................        872,590
                                                                       ---------
                  Total Net Assets-- 100% ....................... $  537,380,335
                                                                  ==============

(a)  See Note 1a of Notes to Financial Statements.
(b)  Federal  Tax  Information:  At June  30,  2000  the net
     unrealized appreciation on investments based on cost of
     $534,466,059  for federal  income tax  purposes  was as
     follows:  Aggregate gross  unrealized  appreciation for
     all  investments  in which  there is an excess of value
     over tax cost                                             $      43,008,473
     Aggregate  gross   unrealized   depreciation   for  all
     investments in which there is an excess of tax cost
     over value ............................................        (40,966,787)
                                                              ------------------
     Net unrealized appreciation ...........................   $       2,041,686
                                                              ==================
(c)  Non-income producing security.

                 See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
================================================================================

June 30, 2000
(unaudited)


ASSETS
        Investments at value (Identified cost $534,466,059) ..                         $   536,507,745
        Cash .................................................                                   3,117
        Receivable for:
             Fund shares sold ................................                                 391,919
             Securities sold .................................                               5,965,713
             Dividends and interest ..........................                                 427,821
             Tax reclaims ....................................                                     168
                                                                                                   ---
                                                                                           543,296,483
LIABILITIES
        Payable for:
             Securities purchased ............................    $     4,696,322
             Fund shares redeemed ............................            961,603
        Accrued expenses:
             Transfer agent ..................................            109,025
             Management fees .................................             29,219
             Deferred trustees' fees .........................             36,164
             Accounting and administrative ...................             16,062
             Other ...........................................             67,753
                                                                           ------
                                                                                            5,916,148
                                                                                            ---------
NET ASSETS                                                                        $       537,380,335
                                                                                  ===================
        Net Assets consist of:
             Paid in capital .................................                    $       519,647,400
             Undistributed net investment income (loss) ......                               (694,815)
             Accumulated net realized gain (loss) ............                             16,386,064
             Unrealized appreciation (depreciation) on investments                          2,041,686
                                                                                            ---------
NET ASSETS ...................................................                    $       537,380,335
                                                                                 ====================

        Computation of net asset value and offering price:

        Net asset value and redemption price of Class A shares
                ($321,980,501 / 21,969,450 shares of beneficial interest) ......     $         14.66
                                                                                     ===============
        Offering price per share (100/94.25 of $14.66) .........................     $         15.55*
                                                                                     ===============
        Net asset value and offering price of Class B shares
                ($182,563,544 / 12,758,191 shares of beneficial interest) ......     $         14.31**
                                                                                     ===============
        Net asset value and offering price of Class C shares
                ($22,113,426 / 1,547,345 shares of beneficial interest) ........     $         14.29**
                                                                                     ===============

        Net asset value, offering and redemption price  of Class Y shares
                ($10,722,864 / 729,131 shares of beneficial interest) ..........     $         14.71
                                                                                     ===============


* Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements.

                             STATEMENT OF OPERATIONS
================================================================================

Six Months Ended June 30, 2000
(unaudited)


INVESTMENT INCOME
        Dividends (net of foreign taxes of $20,177)                                                          $     3,513,275
        Interest                                                                                                      87,472
                                                                                                                      ------
                                                                                                                   3,600,747
        Expenses
             Management fees                                                            $     1,865,430
             Service fees - Class A                                                             420,942
             Service and distribution fees - Class B                                            980,467
             Service and distribution fees - Class C                                             96,235
             Trustees' fees and expenses                                                         14,969
             Accounting and administrative                                                       94,310
             Custodian                                                                           69,971
             Transfer agent - Class A, Class B, Class C                                         705,095
             Transfer agent - Class Y                                                             5,862
             Audit and tax services                                                              19,425
             Legal                                                                               13,805
             Printing                                                                            24,238
             Registration                                                                        37,001
             Miscellaneous                                                                       18,572
                                                                                                 ------
        Total expenses before reductions                                                      4,366,322
        Less reductions                                                                         (92,176)           4,274,146
                                                                                                -------            ---------
        Net investment income (loss)                                                                                (673,399)
                                                                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Realized gain (loss) on Investments - net                                                                    870,429
        Unrealized appreciation (depreciation) on investments - net                                              (29,381,071)
                                                                                                                 -----------
        Net gain (loss) on investment transactions                                                               (28,510,642)
                                                                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                    $       (29,184,041)
                                                                                                         ===================


                 See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
================================================================================

(unaudited)

                                                                                            YEAR ENDED           SIX MONTHS ENDED
                                                                                            DECEMBER 31,             JUNE 30,
                                                                                               1999                    2000
                                                                                               ----------------------------
FROM OPERATIONS
        Net investment income (loss) ...........................................        $       998,681      $      (673,399)
        Net realized gain (loss) on investments ................................            100,407,049              870,429
        Unrealized appreciation (depreciation) on investments ..................            (52,996,051)         (29,381,071)
                                                                                            -----------          -----------
        Increase (decrease) in net assets from operations ......................             48,409,679          (29,184,041)
                                                                                             ----------          -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
        Net investment income
             Class A ...........................................................             (1,056,821)                   0
             Class Y ...........................................................                (55,735)                   0
        In excess of net investment income
             Class A ...........................................................                (49,021)                   0
             Class Y ...........................................................                 (2,585)                   0
        Net realized gain on investments
             Class A ...........................................................            (57,051,170)                   0
             Class B ...........................................................            (33,147,376)                   0
             Class C ...........................................................             (4,191,359)                   0
             Class Y ...........................................................             (2,192,903)                   0
                                                                                             ----------                    -
                                                                                            (97,746,970)                   0
                                                                                            -----------                    -
INCREASE (DECREASE) IN NET ASSETS
        DERIVED FROM CAPITAL SHARE TRANSACTIONS ................................            207,032,451          (66,928,135)
                                                                                            -----------          -----------
Total increase (decrease) in net assets ........................................            157,695,160          (96,112,176)

NET ASSETS
             Beginning of the period ...........................................            475,797,351          633,492,511
                                                                                            -----------          -----------
             End of the period .................................................        $   633,492,511      $   537,380,335
                                                                                        ===============      ===============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)
             End of the period .................................................        $       (21,416)     $      (694,815)
                                                                                        ===============      ===============



                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
================================================================================

For a share outstanding throughout each period.
(unaudited)


                                               CLASS A
--------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                              YEAR ENDED DECEMBER 31,                   JUNE 30,
--------------------------------------------------------------------------------------
                                        1995      1996      1997      1998      1999      2000
--------------------------------------------------------------------------------------   ------
Net Asset Value, Beginning
of the Period .....................   $ 12.41   $ 14.39   $ 13.87   $ 15.35   $ 16.57   $ 15.33
                                      -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income .............      0.18      0.13      0.07(b)   0.04      0.08      0.00(c)
Net Realized and Unrealized Gain
(Loss) on Investments .............      4.01      2.07      4.40      3.29      1.40     (0.67)
                                      -------   -------   -------   -------   -------   -------
Total From Investment Operations ..      4.19      2.20      4.47      3.33      1.48     (0.67)
                                      -------   -------   -------   -------   -------   -------
Less Distributions
Dividends From Net Investment Income    (0.18)    (0.13)    (0.06)    (0.01)    (0.06)     0.00
Distributions From Net
Realized Capital Gains ............     (2.03)    (2.59)    (2.93)    (2.10)    (2.66)     0.00
Distributions in Excess
of Net Investment Income ..........      0.00      0.00      0.00      0.00      0.00(c)   0.00
                                      -------   -------   -------   -------   -------   -------
Total Distributions ...............     (2.21)    (2.72)    (2.99)    (2.11)    (2.72)     0.00
                                      -------   -------   -------   -------   -------   -------
Net Asset Value,
End of the Period .................   $ 14.39   $ 13.87   $ 15.35   $ 16.57   $ 15.33   $ 14.66
                                      =======   =======   =======   =======   =======   =======
Total Return (%)(a) ...............      35.1      17.2      33.4      23.9       9.5      (4.4)
Ratio of Operating Expenses to
Average Net Assets (%) ............      1.38      1.30      1.25      1.23      1.21      1.27(d)
Ratio of Operating Expenses to Average
  Net Assets After
Expense Reductions (%) ............      1.38      1.30      1.25      1.23      1.21      1.24(d)(e)
Ratio of Net Investment Income to
Average Net Assets (%) ............      1.31      0.92      0.46      0.33      0.48      0.04(d)
Portfolio Turnover Rate (%) .......        69       127       103       114       133        82
Net Assets, End of the Period (000)   $150,693  $166,963  $220,912  $304,139  $375,676  $321,981


(a)  A sales charge is not reflected in total return calculations.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c)  Amount is less than $0.01 per share.
(d)  Computed on an annualized basis.
(e) The Fund has entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. The rebates are used to reduce operating expenses of the Fund.

                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
================================================================================

For a share outstanding throughout each period.
(unaudited)



                                           CLASS B
--------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                YEAR ENDED DECEMBER 31,                 JUNE 30,
--------------------------------------------------------------------------------------
                                        1995      1996      1997      1998      1999      2000
--------------------------------------------------------------------------------------   ------
Net Asset Value, Beginning
of the Period .....................   $ 12.42   $ 14.40   $ 13.87   $ 15.28   $ 16.37   $ 15.03
                                      -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income (Loss) ......      0.10      0.03     (0.05)(b) (0.05)    (0.04)     0.00(c)
Net Realized and Unrealized Gain
(Loss) on Investments .............      4.01      2.07      4.40      3.24      1.36     (0.72)
                                      -------   -------   -------   -------   -------   -------
Total From Investment Operations ..      4.11      2.10      4.35      3.19      1.32     (0.72)
                                      -------   -------   -------   -------   -------   -------
Less Distributions
Dividends From Net Investment Income    (0.10)    (0.04)    (0.01)     0.00      0.00      0.00
Distributions From Net
Realized Capital Gains ............     (2.03)    (2.59)    (2.93)    (2.10)    (2.66)     0.00
Distributions in Excess of
Net Investment Income .............      0.00      0.00      0.00      0.00      0.00(c)   0.00
                                      -------   -------   -------   -------   -------   -------
Total Distributions ...............     (2.13)    (2.63)    (2.94)    (2.10)    (2.66)     0.00
                                      -------   -------   -------   -------   -------   -------
Net Asset Value, End of the Period    $ 14.40   $ 13.87   $ 15.28   $ 16.37   $ 15.03    $14.31
                                      =======   =======   =======   =======   =======    ======
Total Return (%)(a) ...............      34.3      16.3      32.4      23.1       8.6      (4.8)
Ratio of Operating Expenses to
Average Net Assets (%) ............      2.11      2.05      2.00      1.98      1.96      2.02(d)
Ratio of Operating Expenses to
 Average Net Assets After
Expense Reductions (%) ............      2.11      2.05      2.00      1.98      1.96      1.99(d)(e)
Ratio of Net Investment Income to
Average Net Assets (%) ............      0.56      0.17     (0.29)    (0.42)    (0.27)    (0.71)(d)
Portfolio Turnover Rate (%) .......        69       127       103       114       133        82
Net Assets, End of the Period (000)   $29,026   $46,856   $81,066   $153,369  $216,457  $182,564


(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c)  Amount is less than $0.01 per share.
(d)  Computed on an annualized basis.
(e) The Fund has entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. The rebates are used to reduce operating expenses of the Fund.

                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
================================================================================

For a share outstanding throughout each period.
(unaudited)



                                           CLASS C
--------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                YEAR ENDED DECEMBER 31,                 JUNE 30,
--------------------------------------------------------------------------------------
                                        1995      1996      1997      1998      1999      2000
--------------------------------------------------------------------------------------   ------
Net Asset Value, Beginning of
the Period ........................   $ 13.84   $ 14.39   $ 13.85   $ 15.28   $ 16.35   $ 15.01
                                      -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income (Loss) ......      0.06      0.04     (0.05)(d  (0.04)    (0.04)     0.00
Net Realized and Unrealized
Gain (Loss) on Investments ........      2.58      2.05      4.42      3.21      1.36     (0.72)
                                      -------   -------   -------   -------   -------   -------
Total From Investment Operations ..      2.64      2.09      4.37      3.17      1.32     (0.72)
                                      -------   -------   -------   -------   -------   -------
Less Distributions
Dividends From Net Investment Income    (0.06)    (0.04)    (0.01)     0.00      0.00      0.00
Distributions From Net
Realized Capital Gains ............     (2.03)    (2.59)    (2.93)    (2.10)    (2.66)     0.00
Distributions in Excess
of Net Investment Income ..........      0.00      0.00      0.00      0.00      0.00(e)   0.00
                                      -------   -------   -------   -------   -------   -------
Total Distributions ...............     (2.09)    (2.63)    (2.94)    (2.10)    (2.66)     0.00
                                      -------   -------   -------   -------   -------   -------
Net Asset Value, End of the Period    $ 14.39   $ 13.85   $ 15.28   $ 16.35   $ 15.01   $ 14.29
                                      =======   =======   =======   =======   =======   =======
Total Return (%)(c) ...............      20.2      16.3      32.6      22.9       8.6      (4.8)
Ratio of Operating Expenses
to Average Net Assets (%) .........      2.11(b)   2.05      2.00      1.98      1.96      2.02(b)
Ratio of Operating Expenses to
 Average Net Assets After
Expense Reductions (%) ............      2.11(b)   2.05      2.00      1.98      1.96      1.99(b)(f)
Ratio of Net Investment Income
to Average Net Assets (%) .........      0.56(b)   0.17     (0.29)    (0.42)    (0.27)    (0.71)(b)
Portfolio Turnover Rate (%) .......        69       127       103       114       133        82
Net Assets, End of the Period (000)   $ 4,707   $ 3,912   $ 6,735   $18,288   $26,983   $22,113


(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(e)  Amount is less than $0.01 per share.
(f) The Fund has entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. The rebates are used to reduce operating expenses of the Fund.


                  See accompanying notes to financial statements.
16

                              FINANCIAL HIGHLIGHTS
================================================================================

For a share outstanding throughout each period.
(unaudited)


                                                                     CLASS  Y
                                                   -------------------------------------
                                                   NOVEMBER
                                                     18,(A)       YEAR       SIX MONTHS
                                                     THROUGH      ENDED        ENDED
                                                   DECEMBER 31, DECEMBER 31,  JUNE 30,
                                                      1998         1999         2000
                                                  -------------------------------------
Net Asset Value, Beginning of the Period           $15.42       $16.57       $15.36
                                                   ------       ------       ------
Income From Investment Operations
Net Investment Income (Loss)                        0.02         0.02         0.00
Net Realized and Unrealized
Gain (Loss) on Investments                          1.22         1.51        (0.65)
                                                    ----         ----        -----
Total From Investment Operations                    1.24         1.53        (0.65)
                                                    ----         ----        -----
Less Distributions Dividends From Net
Investment Income                                  (0.02)       (0.08)        0.00
Distributions From Net Realized Capital Gains      (0.07)       (2.66)        0.00
Distributions in Excess of
Net Investment Income                               0.00         0.00(d)      0.00
                                                    ----         ----         ----
Total Distributions                                (0.09)       (2.74)        0.00
                                                   -----        -----         ----
Net Asset Value, End of the Period                 $16.57       $15.36       $14.71
                                                   ======       ======       ======
Total Return (%)(c)                                  8.1          9.8         (4.2)
Ratio of Operating Expenses
to Average Net Assets (%)                           0.98(b)      0.96         1.55(b)(e)
Ratio of Operating Expenses to
Average Net Assets After Expense Reductions (%)     0.98(b)      0.96         1.52(b)
Ratio of Net Investment Income
to Average Net Assets (%)                           0.58(b)     (0.73)       (0.24)(b)
Portfolio Turnover Rate (%)                          114          133           82
Net Assets, End of the Period (000)                $   1        $14,377      $10,723


(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d)  Amount is less than $0.01 per share.
(e) The Fund has entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. The rebates are used to reduce operating expenses of the Fund.

                 See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
================================================================================

For the Six Months Ended June 30, 2000
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of Nvest Funds Trust II (the "Trust"), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks opportunities for long-term growth of capital and income. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased prior to May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital

================================================================================

For  the Six Months  Ended  June 30,  2000
(unaudited)


gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 2000 purchases and sales of securities (excluding short-term investments) were $465,432,797 and $530,798,402, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser Nvest Funds Management, L.P. ("Nvest Management") at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets, 0.65% of the next $300 million and 0.60% of such assets in excess of $500 million, reduced by the payment to the Fund's investment subadviser, Westpeak Investment Advisors, L.P. ("Westpeak") at the rate of 0.50% of the first $25 million of the Fund's average daily net assets, 0.40% of the next $75 million, 0.35% of the next $100 million and 0.30% of such assets in excess of $200 million. Certain officers and directors of Nvest Management are also officers or Trustees of the Fund. Nvest Management and Westpeak are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company (Note 7). Fees earned by Nvest Management and Westpeak under the management and subadvisory agreements in effect during the six months ended June 30, 2000 are as follows:

        Fees Earned
        -----------
        Nest Management        $    932,715
        Westpeak                    932,715
                                    -------
                               $  1,865,430
                               =============

The effective annualized management fee for the six months ended June 30, 2000 was 0.66%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund pays NSC a group fee for these services equal to the annual rate of 0.035% of the first $5 billion of Nvest Funds' average daily net assets, 0.0325% of the next $5 billion of the Nvest Funds' average daily net assets, and 0.03% of the Nvest Funds' average daily net assets in excess of $10 billion. For the six months ended June 30, 2000, these expenses amounted to $94,310 and are shown separately in the financial statements as accounting and administrative. The effective annu-

================================================================================

For  the Six Months  Ended  June 30,  2000
(unaudited)


alized accounting and administrative expense for the six months ended June 30, 2000 was 0.034%.

c. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services ("BFDS") serves as the sub-transfer agent for the Fund. NSC receives account fees for Class A, Class B and Class C shareholder accounts. NSC and BFDS are also reimbursed by the Fund for out-of-pocket expenses. Class Y shares bear a transfer agent fee of 0.10% of average daily net assets. For the six months ended June 30, 2000, the Fund paid NSC $527,174 as compensation for its services as transfer agent.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays Nvest Funds Distributor, L.P. ("Nvest Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by the Nvest Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $ 420,942 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays Nvest Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 2000, the Fund paid Nvest Funds $245,117 and $24,059 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays Nvest Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with Nvest Funds) incurred by Nvest Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 2000, the Fund paid Nvest Funds $735,350 and $72,176 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to Nvest Funds by investors in shares of the Fund during the six months ended June 30, 2000 amounted to $732,160.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Nvest Manaagement, Nvest Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of

================================================================================

For  the Six Months  Ended  June 30,  2000
(unaudited)


$4,000. These fees are allocated to the various Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund or certain other Nvest Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 2000 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y. Transactions in capital shares were as follows:


                                                                               YEAR ENDED                  SIX MONTHS
                                                                            DECEMBER 31, 1999          ENDED JUNE 30, 2000
CLASS A                                                                   SHARES         AMOUNT         SHARES        AMOUNT
-------                                                                   ------         ------         ------        ------
Shares sold                                                             11,472,939   $197,730,741     1,685,887   $ 24,809,753
Shares issued in connection with the reinvestment of:
   Dividends from net investment income                                     53,068        962,663             0              0
   Distributions from net realized gain                                  3,434,246     51,752,162             0              0
                                                                         ---------     ----------             -              -
                                                                        14,960,253    250,445,566     1,685,887     24,809,753
Shares repurchased                                                      (8,811,484)  (151,367,164)   (4,215,529)   (61,553,097)
                                                                        ----------   ------------    ----------    -----------
Net increase (decrease)                                                  6,148,769   $ 99,078,402    (2,529,642)  $(36,743,344)
                                                                         ---------   ------------    ----------   ------------


                                                                               YEAR ENDED                  SIX MONTHS
                                                                            DECEMBER 31, 1999          ENDED JUNE 30, 2000
CLASS B                                                                   SHARES         AMOUNT         SHARES        AMOUNT
-------                                                                   ------         ------         ------        ------
Shares sold                                                              5,249,461   $ 88,949,545     1,291,140   $ 18,557,301
Shares issued in connection with the reinvestment of:
   Distributions from net realized gain                                  2,070,562     30,607,517             0              0
                                                                         ---------     ----------             -              -
                                                                         7,320,023    119,557,062     1,291,140     18,557,301
Shares repurchased                                                      (2,288,012)   (38,363,095)   (2,936,326)   (42,086,028)
                                                                        ----------    -----------    ----------    -----------
Net increase (decrease)                                                  5,032,011   $ 81,193,967    (1,645,186)  $(23,528,727)
                                                                         ---------   ------------    ----------   ------------


                                                                               YEAR ENDED                  SIX MONTHS
                                                                            DECEMBER 31, 1999          ENDED JUNE 30, 2000
CLASS C                                                                   SHARES         AMOUNT         SHARES        AMOUNT
-------                                                                   ------         ------         ------        ------
Shares sold                                                                999,688   $ 16,915,102       253,831   $  3,633,718
Shares issued in connection with the reinvestment of:
   Distributions from net realized gain                                    247,673      3,657,804             0              0
                                                                           -------      ---------             -              -
                                                                         1,247,361     20,572,906       253,831      3,633,718
Shares repurchased                                                        (568,351)    (9,465,865)     (504,210)    (7,223,630)
                                                                          --------     ----------      --------     ----------
Net increase (decrease)                                                    679,010   $ 11,107,041      (250,379)  $ (3,589,912)
                                                                           -------   ------------      --------   ------------


================================================================================

For the Six Months Ended June 30, 2000
(unaudited)


                                                                               YEAR ENDED                  SIX MONTHS
                                                                            DECEMBER 31, 1999          ENDED JUNE 30, 2000
CLASS Y                                                                   SHARES         AMOUNT         SHARES        AMOUNT
-------                                                                   ------         ------         ------        ------
Shares sold                                                                972,875   $ 16,586,441        88,872   $  1,313,913
Shares issued in connection with the reinvestment of:
   Dividends from net investment income                                      3,202         58,080             0              0
                                                                             -----         ------             -              -
   Distributions from net realized gain                                    144,486      2,180,268             0              0
                                                                         1,120,563     18,824,789        88,872      1,313,913
Shares repurchased                                                        (184,433)    (3,171,748)     (295,917)    (4,380,065)
                                                                          --------     ----------      --------     ----------
Net increase (decrease)                                                    936,130   $ 15,653,041      (207,045)  $ (3,066,152)
                                                                           -------   ------------      --------   ------------
Increase (decrease) derived from capital shares transactions            12,795,920   $207,032,451    (4,632,252)  $(66,928,135)
                                                                        ==========   ============    ==========   ============

5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the Nvest Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 3, 2000. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended June 30, 2000.

6. EXPENSE REDUCTIONS. The Fund has entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Amounts earned by the Fund under such agreements are presented as a reduction of expenses in the Statement of Operations. For the six months ended June 30, 2000, the Fund's expenses were reduced by $ 92,176 under these agreements.

7. SUBSEQUENT EVENT. Nvest, L.P., and its affiliated operating partnership, Nvest Companies, L.P., have entered into an agreement for CDC Asset Management to acquire all of their outstanding partnership units. CDC Asset Management is the investment management arm of France's Caisse des Depots et Consignation, which is a major diversified financial institution. Nvest will be renamed CDC Asset Management-North America and it will continue to use the holding company structure. Nvest affiliates will retain their investment independence, brand names, management and operating autonomy. The transaction will not affect daily operations of the Nvest Funds or the investment management activities of the Funds' investment advisers or subadvisers.

Consummation of the transaction with CDC is subject to a number of contingencies, including regulatory approvals and approval of the unitholders of Nvest, L.P. and Nvest Companies L.P. Under the rules for mutual funds the transaction may result in a change of control for the Nvest affiliates. Consequently, it is anticipated that the Nvest affiliates will seek approval of new agreements from the Board of Trustees and shareholders prior to the consummation of the transaction. The transaction is expected to close in the fourth quarter of 2000.

                            NVEST EQUITY INCOME FUND

  Supplement dated August 21, 2000 to Nvest Stock Funds Prospectus Class A, B
                            and C dated May 1, 2000

Effective August 1, 2000, Margaret Buescher is the sole portfolio manager for the Fund.

                             REGULAR INVESTING PAYS
================================================================================

                                           FIVE GOOD REASONS TO INVEST REGULARLY
--------------------------------------------------------------------------------

1.   It's an easy way to build assets.
2.   It's convenient and effortless.
3.   It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5.   It can help you benefit from the ups and downs of the market.

With Investment Builder, Nvest Funds' automatic investment program, you can invest as little as $100 a month in your Nvest fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

                                                  THE POWER OF MONTHLY INVESTING

[A CHART THAT SHOWS INVESTMENTS OVER A 20 YEAR SPAN]

                  100            $200            $500
25 Years        $91,236        $182,472        $456,181


Assumes an 8% fixed rate of return compounded monthly and does not allow for taxes. Results are not indicative of the past or future results of any Nvest Funds. The value and return on Nvest Funds fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, investors should consider their financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current Nvest Funds account. To open an Investment Builder account today, call your financial representative or Nvest Funds at 800-225-5478.

Please call Nvest Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

                                  NVEST FUNDS
================================================================================

     LARGE-CAP EQUITY FUNDS                     GLOBAL/INTERNATIONAL EQUITY
      Capital Growth Fund                           Star Worldwide Fund
      Kobrick Growth Fund                        International Equity Fund
          Growth Fund
     Growth and Income Fund                        CORPORATE INCOME FUNDS
         Balanced Fund                        Short Term Corporate Income Fund
        Star Value Fund                                Bond Income Fund
                                                      High Income Fund
     ALL-CAP EQUITY FUNDS                          Strategic Income Fund
      Star Advisers Fund
     Kobrick Capital Fund
        Bullseye Fund                             GOVERNMENT INCOME FUNDS
      Equity Income Fund                     Limited Term U.S. Government Fund
                                                 Government Securities Fund
     SMALL-CAP EQUITY FUNDS
      Star Small Cap Fund                           MONEY MARKET FUNDS*
  Kobrick Emerging Growth Fund                     Cash Management Trust
                                               Tax Exempt Money Market Trust
                                              *Investments in the money market
                                                funds are not insured or
                                               gauranteed by the FDIC or any
                                                    government agency.


                             TAX-FREE INCOME FUNDS
                             Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

To learn more, and for a free prospectus, contact your financial representative.

                    VISIT OUR WEB SITE AT WWW.NVESTFUNDS.COM
                         Nvest Funds Distributor, L.P.
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

Nvest Funds Distributor, L.P., and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

[Nvest Funds Logo appears here]

GP58-0600

Printed On Recycled Paper